UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 – June 30, 2022

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2022

EQ Premier VIP Trust

Semi-Annual Report

June 30, 2022

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Fixed Income	80.0%
Equity	20.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Intermediate Government Bond Portfolio	20.5%
EQ/Core Bond Index Portfolio	16.1
EQ/PIMCO Ultra Short Bond Portfolio	8.7
EQ/Long-Term Bond Portfolio	7.8
Multimanager Core Bond Portfolio	7.4
ATM Large Cap Managed Volatility Portfolio	6.2
1290 VT DoubleLine Opportunistic Bond Portfolio	5.7
EQ/Quality Bond PLUS Portfolio	4.9
EQ/Core Plus Bond Portfolio	4.7
1290 Diversified Bond Fund	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$886.80	$2.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.42
Class B
Actual	1,000.00	886.80	2.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.42
Class K
Actual	1,000.00	887.60	1.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.65	1.16

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (19.9%)
1290 VT Equity Income Portfolio‡	927,623	$4,575,693
1290 VT GAMCO Small Company Value Portfolio‡	20,306	1,223,285
1290 VT Micro Cap Portfolio‡	241,301	1,894,137
ATM International Managed Volatility Portfolio‡	1,388,944	12,419,914
ATM Large Cap Managed Volatility Portfolio‡	4,046,374	53,951,767
ATM Mid Cap Managed Volatility Portfolio‡	2,289,588	15,945,296
ATM Small Cap Managed Volatility Portfolio‡	577,034	5,496,569
EQ/AB Small Cap Growth Portfolio*‡	249,676	3,602,156
EQ/American Century Mid Cap Value Portfolio‡	145,353	3,342,016
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,078,840	8,693,061
EQ/Global Equity Managed Volatility Portfolio‡	313,531	4,407,633
EQ/International Core Managed Volatility Portfolio‡	308,855	2,884,047
EQ/International Equity Index Portfolio‡	66,567	583,553
EQ/International Value Managed Volatility Portfolio‡	369,088	4,145,293
EQ/Janus Enterprise Portfolio‡	311,568	6,140,505
EQ/JPMorgan Value Opportunities Portfolio‡	237,435	4,421,765
EQ/Large Cap Core Managed Volatility Portfolio‡	1,260,403	13,032,158
EQ/Large Cap Growth Index Portfolio‡	78,971	1,429,039
EQ/Large Cap Value Managed Volatility Portfolio‡	382,249	6,466,371
EQ/Loomis Sayles Growth Portfolio*‡	670,758	5,509,817
EQ/MFS International Growth Portfolio‡	712,498	4,770,708
EQ/Morgan Stanley Small Cap Growth Portfolio‡	341,958	2,017,402
EQ/T. Rowe Price Growth Stock Portfolio‡	70,065	3,537,195
EQ/Value Equity Portfolio‡	225,253	4,148,884

Total Equity		174,638,264

Fixed Income (79.9%)
1290 Diversified Bond Fund‡	2,743,615	25,817,416
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,569,074	50,165,454
1290 VT High Yield Bond Portfolio‡	1,425,588	12,043,535
EQ/Core Bond Index Portfolio‡	15,054,760	140,938,284
EQ/Core Plus Bond Portfolio‡	11,335,286	41,244,986
EQ/Intermediate Government Bond Portfolio‡	18,423,723	179,409,128
EQ/Long-Term Bond Portfolio‡	8,772,825	67,847,090
EQ/PIMCO Ultra Short Bond Portfolio‡	7,881,132	75,846,164
EQ/Quality Bond PLUS Portfolio‡	5,402,605	42,689,840
Multimanager Core Bond Portfolio‡	7,297,114	64,632,373

Total Fixed Income		700,634,270

Total Investments in Securities (99.8%) (Cost $904,751,534)		875,272,534
Other Assets Less Liabilities (0.2%)		1,567,049

Net Assets (100%)		$876,839,583

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	927,623	6,120,405	142,574	(1,466,826)	323,162	(543,622)	4,575,693	—	—
1290 VT GAMCO Small Company Value Portfolio	20,306	729,662	700,000	—	—	(206,377)	1,223,285	—	—
1290 VT Micro Cap Portfolio	241,301	2,067,112	747,524	(188,942)	512	(732,069)	1,894,137	—	—
ATM International Managed Volatility Portfolio	1,388,944	14,017,941	2,137,623	(944,710)	(3,321)	(2,787,619)	12,419,914	—	—
ATM Large Cap Managed Volatility Portfolio	4,046,374	72,436,698	4,083,169	(8,301,432)	(19,359)	(14,247,309)	53,951,767	—	—
ATM Mid Cap Managed Volatility Portfolio	2,289,588	19,806,607	1,552,674	(1,322,594)	4,843	(4,096,234)	15,945,296	—	—
ATM Small Cap Managed Volatility Portfolio	577,034	5,158,352	1,995,050	(377,884)	(3,068)	(1,275,881)	5,496,569	—	—
EQ/AB Small Cap Growth Portfolio*	249,676	3,333,897	1,597,525	(188,942)	2,877	(1,143,201)	3,602,156	—	—
EQ/American Century Mid Cap Value Portfolio	145,353	3,566,659	247,525	(188,942)	4,972	(288,198)	3,342,016	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,078,840	11,284,022	1,290,099	(755,768)	(67,627)	(3,057,665)	8,693,061	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Equity Managed Volatility Portfolio	313,531	5,481,013	545,050	(377,884)	(23,805)	(1,216,741)	4,407,633	—	—
EQ/International Core Managed Volatility Portfolio	308,855	3,170,529	695,050	(377,884)	(7,645)	(596,003)	2,884,047	—	—
EQ/International Equity Index Portfolio	66,567	717,461	—	—	—	(133,908)	583,553	—	—
EQ/International Value Managed Volatility Portfolio	369,088	4,751,051	695,049	(377,884)	1,657	(924,580)	4,145,293	—	—
EQ/Janus Enterprise Portfolio	311,568	7,309,281	675,049	(377,884)	580	(1,466,521)	6,140,505	—	—
EQ/JPMorgan Value Opportunities Portfolio	237,435	6,030,593	142,575	(1,466,826)	106,702	(391,279)	4,421,765	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,260,403	17,039,715	285,150	(1,133,652)	(64,242)	(3,094,813)	13,032,158	—	—
EQ/Large Cap Growth Index Portfolio	78,971	1,988,951	—	—	—	(559,912)	1,429,039	—	—
EQ/Large Cap Value Managed Volatility Portfolio	382,249	9,272,873	190,099	(1,755,768)	160,577	(1,401,410)	6,466,371	—	—
EQ/Loomis Sayles Growth Portfolio*	670,758	6,390,074	1,395,050	(377,884)	(10,732)	(1,886,691)	5,509,817	—	—
EQ/MFS International Growth Portfolio	712,498	5,801,454	445,050	(377,884)	(16,089)	(1,081,823)	4,770,708	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	341,958	2,167,134	1,097,525	(188,942)	980	(1,059,295)	2,017,402	—	—
EQ/T. Rowe Price Growth Stock Portfolio	70,065	2,740,281	2,247,524	(188,942)	(6,868)	(1,254,800)	3,537,195	—	—
EQ/Value Equity Portfolio	225,253	6,311,160	142,575	(1,266,826)	14,856	(1,052,881)	4,148,884	—	—
Fixed Income
1290 Diversified Bond Fund	2,743,615	28,614,937	516,394	—	—	(3,313,915)	25,817,416	516,393	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,569,074	59,483,902	1,093,070	(4,345,665)	(104,719)	(5,961,134)	50,165,454	—	—
1290 VT High Yield Bond Portfolio	1,425,588	14,567,333	237,624	(944,710)	(174)	(1,816,538)	12,043,535	—	—
EQ/Core Bond Index Portfolio	15,054,760	167,112,266	3,184,159	(18,159,110)	(7,643)	(11,191,388)	140,938,284	—	—
EQ/Core Plus Bond Portfolio	11,335,286	48,693,776	855,446	(3,400,955)	(108,969)	(4,794,312)	41,244,986	—	—
EQ/Intermediate Government Bond Portfolio	18,423,723	210,297,173	4,229,706	(24,015,833)	21,700	(11,123,618)	179,409,128	—	—
EQ/Long-Term Bond Portfolio	8,772,825	92,916,737	1,948,516	(7,746,620)	(812,174)	(18,459,369)	67,847,090	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,881,132	83,730,172	1,330,692	(7,790,374)	104,252	(1,528,578)	75,846,164	—	—
EQ/Quality Bond PLUS Portfolio	5,402,605	46,141,033	3,602,970	(3,589,897)	(36,487)	(3,427,779)	42,689,840	—	—
Multimanager Core Bond Portfolio	7,297,114	76,021,287	1,939,654	(5,479,316)	(179,004)	(7,670,248)	64,632,373	687,734	—

Total		1,045,271,541	41,987,740	(97,476,780)	(724,256)	(113,785,711)	875,272,534	1,204,127	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$25,817,416	$849,455,118	$—	$875,272,534

Total Assets	$25,817,416	$849,455,118	$—	$875,272,534

Total Liabilities	$—	$—	$—	$—

Total	$25,817,416	$849,455,118	$—	$875,272,534

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$41,987,740
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,476,780

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,722,852
Aggregate gross unrealized depreciation	(67,851,732)

Net unrealized depreciation	$(30,128,880)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$905,401,414

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $904,751,534)	$875,272,534
Cash	903,241
Receivable for Portfolio shares sold	854,286
Receivable for securities sold	402,866
Dividends, interest and other receivables	126,297
Other assets	9,883

Total assets	877,569,107

LIABILITIES
Payable for Portfolio shares redeemed	304,044
Distribution fees payable – Class B	177,328
Administrative fees payable	89,095
Investment management fees payable	43,459
Distribution fees payable – Class A	2,652
Accrued expenses	112,946

Total liabilities	729,524

NET ASSETS	$876,839,583

Net assets were comprised of:
Paid in capital	$879,195,779
Total distributable earnings (loss)	(2,356,196)

Net assets	$876,839,583

Class A
Net asset value, offering and redemption price per share, $12,780,956 / 1,526,051 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.38

Class B
Net asset value, offering and redemption price per share, $856,216,885 / 102,171,272 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.38

Class K
Net asset value, offering and redemption price per share, $7,841,742 / 937,116 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.37

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,204,127
Interest	965

Total income	1,205,092

EXPENSES
Distribution fees – Class B	1,156,459
Administrative fees	567,446
Investment management fees	473,568
Custodian fees	98,683
Professional fees	35,652
Printing and mailing expenses	32,059
Distribution fees – Class A	17,465
Trustees’ fees	14,187
Miscellaneous	8,282

Gross expenses	2,403,801
Less: Waiver from investment manager	(133,016)

Net expenses	2,270,785

NET INVESTMENT INCOME (LOSS)	(1,065,693)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(724,256)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(113,785,711)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(114,509,967)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(115,575,660)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,065,693)	$7,953,390
Net realized gain (loss)	(724,256)	55,925,656
Net change in unrealized appreciation (depreciation)	(113,785,711)	(34,568,120)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(115,575,660)	29,310,926

Distributions to shareholders:
Class A	—	(789,643)
Class B	—	(52,603,580)
Class K	—	(474,367)

Total distributions to shareholders	—	(53,867,590)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 113,169 and 262,643 shares, respectively ]	1,001,011	2,571,726
Capital shares issued in reinvestment of dividends and distributions [ 0 and 82,993 shares, respectively ]	—	789,643
Capital shares repurchased [ (207,108) and (348,743) shares, respectively ]	(1,813,781)	(3,419,110)

Total Class A transactions	(812,770)	(57,741)

Class B
Capital shares sold [ 7,420,384 and 14,384,905 shares, respectively ]	65,621,775	141,098,256
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,525,935 shares, respectively ]	—	52,603,580
Capital shares repurchased [ (13,356,750) and (25,242,815) shares, respectively ]	(118,180,598)	(247,220,962)

Total Class B transactions	(52,558,823)	(53,519,126)

Class K
Capital shares sold [ 107,913 and 129,820 shares, respectively ]	930,137	1,268,845
Capital shares issued in reinvestment of dividends and distributions [ 0 and 49,960 shares, respectively ]	—	474,367
Capital shares repurchased [ (105,176) and (394,096) shares, respectively ]	(941,224)	(3,872,494)

Total Class K transactions	(11,087)	(2,129,282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,382,680)	(55,706,149)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(168,958,340)	(80,262,813)
NET ASSETS:
Beginning of period	1,045,797,923	1,126,060,736

End of period	$876,839,583	$1,045,797,923

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.45		$9.68		$9.41		$8.94		$9.46		$9.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08		0.09		0.14		0.13		0.10
Net realized and unrealized gain (loss)	(1.06)		0.19		0.58		0.69		(0.28)		0.37

Total from investment operations	(1.07)		0.27		0.67		0.83		(0.15)		0.47

Less distributions:
Dividends from net investment income	—		(0.14)		(0.17)		(0.16)		(0.14)		(0.11)
Distributions from net realized gains	—		(0.36)		(0.23)		(0.20)		(0.23)		(0.24)

Total dividends and distributions	—		(0.50)		(0.40)		(0.36)		(0.37)		(0.35)

Net asset value, end of period	$8.38		$9.45		$9.68		$9.41		$8.94		$9.46

Total return (b)	(11.32)%		2.81%		7.24%		9.26%		(1.59)%		5.03%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,781		$15,301		$15,719		$19,285		$20,046		$21,594
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)
Before waivers (a)(f)	0.51%		0.50%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.23)%		0.73%		0.97%		1.51%		1.40%		0.99%
Before waivers (a)(f)(x)	(0.26)%		0.70%		0.93%		1.48%		1.35%		0.93%
Portfolio turnover rate^	4	%(z)	26%		20%		12%		12%		9%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class B			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.45		$9.69		$9.41		$8.94		$9.46		$9.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.08		0.10		0.14		0.12		0.09
Net realized and unrealized gain (loss)	(1.06)		0.18		0.58		0.69		(0.27)		0.37

Total from investment operations	(1.07)		0.26		0.68		0.83		(0.15)		0.46

Less distributions:
Dividends from net investment income	—		(0.14)		(0.17)		(0.16)		(0.14)		(0.11)
Distributions from net realized gains	—		(0.36)		(0.23)		(0.20)		(0.23)		(0.24)

Total dividends and distributions	—		(0.50)		(0.40)		(0.36)		(0.37)		(0.35)

Net asset value, end of period	$8.38		$9.45		$9.69		$9.41		$8.94		$9.46

Total return (b)	(11.32)%		2.70%		7.35%		9.25%		(1.59)%		4.91%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$856,217		$1,021,690		$1,099,239		$1,009,701		$1,022,384		$1,170,151
Ratio of expenses to average net assets:
After waivers (a)(f)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)
Before waivers (a)(f)	0.51%		0.50%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.23)%		0.73%		1.02%		1.49%		1.33%		0.91%
Before waivers (a)(f)(x)	(0.26)%		0.70%		0.97%		1.45%		1.28%		0.85%
Portfolio turnover rate^	4	%(z)	26%		20%		12%		12%		9%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.43		$9.67		$9.39		$8.92		$9.44		$9.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.09		0.13		0.18		0.16		0.14
Net realized and unrealized gain (loss)	(1.06)		0.19		0.58		0.67		(0.28)		0.34

Total from investment operations	(1.06)		0.28		0.71		0.85		(0.12)		0.48

Less distributions:
Dividends from net investment income	—		(0.16)		(0.20)		(0.18)		(0.17)		(0.13)
Distributions from net realized gains	—		(0.36)		(0.23)		(0.20)		(0.23)		(0.24)

Total dividends and distributions	—		(0.52)		(0.43)		(0.38)		(0.40)		(0.37)

Net asset value, end of period	$8.37		$9.43		$9.67		$9.39		$8.92		$9.44

Total return (b)	(11.24)%		2.97%		7.63%		9.54%		(1.34)%		5.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,842		$8,807		$11,102		$10,598		$9,246		$8,103
Ratio of expenses to average net assets:
After waivers (a)(f)	0.23	%(j)	0.23	%(j)	0.22	%(j)	0.23	%(j)	0.22	%(j)	0.22	%(j)
Before waivers (a)(f)	0.26%		0.26%		0.27%		0.27%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.02%		0.89%		1.32%		1.89%		1.69%		1.49%
Before waivers (a)(f)(x)	—	%‡‡	0.87%		1.27%		1.85%		1.64%		1.43%
Portfolio turnover rate^	4	%(z)	26%		20%		12%		12%		9%
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Fixed Income	59.7%
Equity	40.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Intermediate Government Bond Portfolio	14.2%
EQ/Core Bond Index Portfolio	10.6
ATM Large Cap Managed Volatility Portfolio	10.4
EQ/Long-Term Bond Portfolio	8.1
EQ/PIMCO Ultra Short Bond Portfolio	6.0
Multimanager Core Bond Portfolio	5.6
1290 VT DoubleLine Opportunistic Bond Portfolio	4.3
ATM International Managed Volatility Portfolio	3.8
EQ/Quality Bond PLUS Portfolio	3.8
EQ/Core Plus Bond Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$857.10	$2.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.54
Class B
Actual	1,000.00	857.30	2.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.28	2.55
Class K
Actual	1,000.00	857.30	1.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.52	1.29

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.2%)
1290 VT Equity Income Portfolio‡	2,056,714	$10,145,174
1290 VT GAMCO Small Company Value Portfolio‡	79,231	4,773,091
1290 VT Micro Cap Portfolio‡	564,302	4,429,603
1290 VT Small Cap Value Portfolio‡	463,451	4,984,944
ATM International Managed Volatility Portfolio‡	4,142,747	37,044,363
ATM Large Cap Managed Volatility Portfolio‡	7,563,547	100,847,491
ATM Mid Cap Managed Volatility Portfolio‡	3,487,862	24,290,398
ATM Small Cap Managed Volatility Portfolio‡	2,620,593	24,962,629
EQ/AB Small Cap Growth Portfolio*‡	843,044	12,162,873
EQ/American Century Mid Cap Value Portfolio‡	195,229	4,488,781
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,919,545	15,467,283
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	249,977	3,155,728
EQ/Global Equity Managed Volatility Portfolio‡	932,811	13,113,511
EQ/International Core Managed Volatility Portfolio‡	941,161	8,788,453
EQ/International Equity Index Portfolio‡	149,262	1,308,492
EQ/International Value Managed Volatility Portfolio‡	1,102,760	12,385,308
EQ/Janus Enterprise Portfolio‡	587,876	11,586,101
EQ/JPMorgan Value Opportunities Portfolio‡	511,540	9,526,445
EQ/Large Cap Core Managed Volatility Portfolio‡	2,363,549	24,438,335
EQ/Large Cap Growth Index Portfolio‡	86,330	1,562,202
EQ/Large Cap Value Managed Volatility Portfolio‡	866,905	14,665,143
EQ/Loomis Sayles Growth Portfolio*‡	1,090,338	8,956,380
EQ/MFS International Growth Portfolio‡	2,186,662	14,641,336
EQ/Morgan Stanley Small Cap Growth Portfolio‡	1,131,632	6,676,133
EQ/T. Rowe Price Growth Stock Portfolio‡	126,696	6,396,196
EQ/Value Equity Portfolio‡	523,244	9,637,524

Total Equity		390,433,917

Fixed Income (59.7%)
1290 Diversified Bond Fund‡	2,333,289	21,956,251
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,630,323	41,709,315
1290 VT High Yield Bond Portfolio‡	1,220,369	10,309,818
EQ/Core Bond Index Portfolio‡	11,012,675	103,097,465
EQ/Core Plus Bond Portfolio‡	9,909,235	36,056,105
EQ/Intermediate Government Bond Portfolio‡	14,164,557	137,933,620
EQ/Long-Term Bond Portfolio‡	10,141,013	78,428,353
EQ/PIMCO Ultra Short Bond Portfolio‡	6,034,638	58,075,940
EQ/Quality Bond PLUS Portfolio‡	4,677,206	36,957,942
Multimanager Core Bond Portfolio‡	6,131,175	54,305,365

Total Fixed Income		578,830,174

Total Investments in Securities (99.9%) (Cost $958,041,708)		969,264,091
Other Assets Less Liabilities (0.1%)		1,282,266

Net Assets (100%)		$970,546,357

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,056,714	12,174,318	33,816	(1,562,792)	363,217	(863,385)	10,145,174	—	—
1290 VT GAMCO Small Company Value Portfolio	79,231	6,231,919	16,907	(381,396)	(23,280)	(1,071,059)	4,773,091	—	—
1290 VT Micro Cap Portfolio	564,302	5,365,379	1,216,908	(381,396)	(201)	(1,771,087)	4,429,603	—	—
1290 VT Small Cap Value Portfolio	463,451	5,985,700	16,908	(381,396)	(2,904)	(633,364)	4,984,944	—	—
ATM International Managed Volatility Portfolio	4,142,747	44,576,438	3,918,355	(2,669,771)	2,090	(8,782,749)	37,044,363	—	—
ATM Large Cap Managed Volatility Portfolio	7,563,547	136,425,203	4,071,971	(12,590,708)	(627,598)	(26,431,377)	100,847,491	—	—
ATM Mid Cap Managed Volatility Portfolio	3,487,862	30,748,913	1,784,539	(1,906,979)	(905)	(6,335,170)	24,290,398	—	—
ATM Small Cap Managed Volatility Portfolio	2,620,593	29,064,384	5,442,993	(2,097,677)	(13,471)	(7,433,600)	24,962,629	—	—
EQ/AB Small Cap Growth Portfolio*	843,044	13,588,757	3,792,270	(953,490)	(249)	(4,264,415)	12,162,873	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	195,229	4,649,379	408,453	(190,698)	4,453	(382,806)	4,488,781	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,919,545	21,518,535	1,000,723	(1,144,187)	(107,657)	(5,800,131)	15,467,283	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	249,977	4,409,077	16,907	(381,396)	(11,294)	(877,566)	3,155,728	—	—
EQ/Global Equity Managed Volatility Portfolio	932,811	16,692,950	1,142,270	(953,490)	(59,588)	(3,708,631)	13,113,511	—	—
EQ/International Core Managed Volatility Portfolio	941,161	11,081,211	533,816	(762,792)	(26,467)	(2,037,315)	8,788,453	—	—
EQ/International Equity Index Portfolio	149,262	1,608,751	—	—	—	(300,259)	1,308,492	—	—
EQ/International Value Managed Volatility Portfolio	1,102,760	14,301,258	2,000,723	(1,144,187)	7,111	(2,779,597)	12,385,308	—	—
EQ/Janus Enterprise Portfolio	587,876	12,062,414	2,525,361	(572,094)	(7,694)	(2,421,886)	11,586,101	—	—
EQ/JPMorgan Value Opportunities Portfolio	511,540	12,154,289	33,815	(2,062,792)	129,875	(728,742)	9,526,445	—	—
EQ/Large Cap Core Managed Volatility Portfolio	2,363,549	32,219,878	84,539	(1,906,979)	(154,096)	(5,805,007)	24,438,335	—	—
EQ/Large Cap Growth Index Portfolio	86,330	2,174,289	—	—	—	(612,087)	1,562,202	—	—
EQ/Large Cap Value Managed Volatility Portfolio	866,905	20,698,836	59,176	(3,284,885)	747,617	(3,555,601)	14,665,143	—	—
EQ/Loomis Sayles Growth Portfolio*	1,090,338	10,881,104	2,108,816	(762,792)	(33,560)	(3,237,188)	8,956,380	—	—
EQ/MFS International Growth Portfolio	2,186,662	18,157,797	1,050,723	(1,144,187)	(53,791)	(3,369,206)	14,641,336	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	1,131,632	8,546,815	2,683,815	(762,792)	(3,261)	(3,788,444)	6,676,133	—	—
EQ/T. Rowe Price Growth Stock Portfolio	126,696	6,377,477	2,991,908	(381,396)	(9,889)	(2,581,904)	6,396,196	—	—
EQ/Value Equity Portfolio	523,244	12,358,818	533,816	(1,012,792)	(35,139)	(2,207,179)	9,637,524	—	—
Fixed Income
1290 Diversified Bond Fund	2,333,289	24,335,385	439,164	—	—	(2,818,298)	21,956,251	439,163	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,630,323	49,857,463	143,715	(3,241,864)	(83,221)	(4,966,778)	41,709,315	—	—
1290 VT High Yield Bond Portfolio	1,220,369	12,597,727	33,816	(762,792)	(627)	(1,558,306)	10,309,818	—	—
EQ/Core Bond Index Portfolio	11,012,675	130,312,879	1,497,332	(20,112,802)	425,762	(9,025,706)	103,097,465	—	—
EQ/Core Plus Bond Portfolio	9,909,235	42,900,687	118,354	(2,669,771)	(175,144)	(4,118,021)	36,056,105	—	—
EQ/Intermediate Government Bond Portfolio	14,164,557	169,414,373	2,015,685	(24,632,571)	(42,764)	(8,821,103)	137,933,620	—	—
EQ/Long-Term Bond Portfolio	10,141,013	107,988,865	338,154	(7,627,916)	(927,892)	(21,342,858)	78,428,353	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,034,638	67,947,929	169,077	(8,913,958)	107,910	(1,235,018)	58,075,940	—	—
EQ/Quality Bond PLUS Portfolio	4,677,206	42,505,520	1,218,354	(3,669,771)	(28,218)	(3,067,943)	36,957,942	—	—
Multimanager Core Bond Portfolio	6,131,175	65,304,645	1,349,957	(5,754,656)	(89,721)	(6,504,860)	54,305,365	578,506	—

Total		1,207,219,362	44,793,136	(116,779,165)	(730,596)	(165,238,646)	969,264,091	1,017,669	—

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$21,956,251	$947,307,840	$—	$969,264,091

Total Assets	$21,956,251	$947,307,840	$—	$969,264,091

Total Liabilities	$—	$—	$—	$—

Total	$21,956,251	$947,307,840	$—	$969,264,091

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,793,136
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,779,165

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$87,946,304
Aggregate gross unrealized depreciation	(77,225,327)

Net unrealized appreciation	$10,720,977

Federal income tax cost of investments in securities and derivative instruments, if applicable	$958,543,114

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $958,041,708)	$969,264,091
Cash	1,307,941
Receivable for Portfolio shares sold	895,874
Dividends, interest and other receivables	106,079
Receivable for securities sold	98,966
Other assets	11,158

Total assets	971,684,109

LIABILITIES
Payable for Portfolio shares redeemed	663,020
Distribution fees payable – Class B	194,848
Administrative fees payable	99,498
Investment management fees payable	81,098
Distribution fees payable – Class A	3,278
Accrued expenses	96,010

Total liabilities	1,137,752

NET ASSETS	$970,546,357

Net assets were comprised of:
Paid in capital	$903,883,740
Total distributable earnings (loss)	66,662,617

Net assets	$970,546,357

Class A
Net asset value, offering and redemption price per share, $15,539,903 / 1,837,034 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.46

Class B
Net asset value, offering and redemption price per share, $933,360,368 / 110,256,731 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

Class K
Net asset value, offering and redemption price per share, $21,646,086 / 2,554,496 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,017,669
Interest	925

Total income	1,018,594

EXPENSES
Distribution fees – Class B	1,286,424
Administrative fees	642,199
Investment management fees	536,017
Custodian fees	101,459
Professional fees	37,749
Printing and mailing expenses	35,716
Distribution fees – Class A	22,411
Trustees’ fees	16,098
Miscellaneous	9,306

Total expenses	2,687,379

NET INVESTMENT INCOME (LOSS)	(1,668,785)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(730,596)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(165,238,646)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(165,969,242)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(167,638,027)

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,668,785)	$8,209,439
Net realized gain (loss)	(730,596)	106,932,781
Net change in unrealized appreciation (depreciation)	(165,238,646)	(34,757,421)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(167,638,027)	80,384,799

Distributions to shareholders:
Class A	—	(1,525,373)
Class B	—	(87,587,288)
Class K	—	(2,330,994)

Total distributions to shareholders	—	(91,443,655)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 168,759 and 449,920 shares, respectively ]	1,571,891	4,660,488
Capital shares issued in reinvestment of dividends and distributions [ 0 and 153,426 shares, respectively ]	—	1,525,373
Capital shares repurchased [ (358,688) and (440,877) shares, respectively ]	(3,256,949)	(4,552,775)

Total Class A transactions	(1,685,058)	1,633,086

Class B
Capital shares sold [ 3,007,507 and 8,104,689 shares, respectively ]	27,358,379	83,436,289
Capital shares issued in reinvestment of dividends and distributions [ 0 and 8,800,573 shares, respectively ]	—	87,587,288
Capital shares repurchased [ (9,962,898) and (17,530,597) shares, respectively ]	(91,132,048)	(181,096,856)

Total Class B transactions	(63,773,669)	(10,073,279)

Class K
Capital shares sold [ 62,571 and 139,646 shares, respectively ]	582,882	1,448,165
Capital shares issued in reinvestment of dividends and distributions [ 0 and 234,175 shares, respectively ]	—	2,330,994
Capital shares repurchased [ (509,420) and (377,350) shares, respectively ]	(4,683,284)	(3,897,574)

Total Class K transactions	(4,100,402)	(118,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(69,559,129)	(8,558,608)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(237,197,156)	(19,617,464)
NET ASSETS:
Beginning of period	1,207,743,513	1,227,360,977

End of period	$970,546,357	$1,207,743,513

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.87		$10.00		$9.73		$9.04		$9.95		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.07		0.09		0.13		0.12		0.09
Net realized and unrealized gain (loss)	(1.40)		0.59		0.87		1.08		(0.47)		0.75

Total from investment operations	(1.41)		0.66		0.96		1.21		(0.35)		0.84

Less distributions:
Dividends from net investment income	—		(0.22)		(0.20)		(0.16)		(0.15)		(0.12)
Distributions from net realized gains	—		(0.57)		(0.49)		(0.36)		(0.41)		(0.33)

Total dividends and distributions	—		(0.79)		(0.69)		(0.52)		(0.56)		(0.45)

Net asset value, end of period	$8.46		$9.87		$10.00		$9.73		$9.04		$9.95

Total return (b)	(14.29)%		6.66%		10.08%		13.45%		(3.63)%		8.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,540		$20,012		$18,637		$18,127		$16,418		$17,939
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.50	%(j)	0.52	%(k)	0.52	%(m)	0.53	%(n)	0.52	%(n)
Before waivers (a)(f)	0.51%		0.50%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		0.72%		0.88%		1.38%		1.18%		0.93%
Before waivers (a)(f)(x)	(0.32)%		0.72%		0.88%		1.38%		1.18%		0.93%
Portfolio turnover rate^	4	%(z)	27%		23%		13%		14%		10%

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.88		$10.00		$9.74		$9.05		$9.96		$9.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.07		0.09		0.13		0.11		0.09
Net realized and unrealized gain (loss)	(1.40)		0.60		0.86		1.08		(0.46)		0.75

Total from investment operations	(1.41)		0.67		0.95		1.21		(0.35)		0.84

Less distributions:
Dividends from net investment income	—		(0.22)		(0.20)		(0.16)		(0.15)		(0.12)
Distributions from net realized gains	—		(0.57)		(0.49)		(0.36)		(0.41)		(0.33)

Total dividends and distributions	—		(0.79)		(0.69)		(0.52)		(0.56)		(0.45)

Net asset value, end of period	$8.47		$9.88		$10.00		$9.74		$9.05		$9.96

Total return (b)	(14.27)%		6.76%		9.96%		13.43%		(3.62)%		8.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$933,360		$1,158,085		$1,178,676		$1,178,433		$1,144,990		$1,325,942
Ratio of expenses to average net assets:
After waivers (a)(f)	0.51	%(j)	0.50	%(j)	0.52	%(k)	0.52	%(m)	0.53	%(n)	0.52	%(n)
Before waivers (a)(f)	0.51%		0.50%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.32)%		0.66%		0.87%		1.36%		1.16%		0.86%
Before waivers (a)(f)(x)	(0.32)%		0.66%		0.87%		1.36%		1.16%		0.86%
Portfolio turnover rate^	4	%(z)	27%		23%		13%		14%		10%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$9.88		$10.00		$9.74		$9.04		$9.95		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.09		0.11		0.16		0.13		0.11
Net realized and unrealized gain (loss)	(1.41)		0.60		0.87		1.08		(0.46)		0.76

Total from investment operations	(1.41)		0.69		0.98		1.24		(0.33)		0.87

Less distributions:
Dividends from net investment income	—		(0.24)		(0.23)		(0.18)		(0.17)		(0.15)
Distributions from net realized gains	—		(0.57)		(0.49)		(0.36)		(0.41)		(0.33)

Total dividends and distributions	—		(0.81)		(0.72)		(0.54)		(0.58)		(0.48)

Net asset value, end of period	$8.47		$9.88		$10.00		$9.74		$9.04		$9.95

Total return (b)	(14.27)%		7.02%		10.22%		13.83%		(3.38)%		9.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$21,646		$29,647		$30,048		$28,781		$27,328		$35,366
Ratio of expenses to average net assets:
After waivers (a)(f)	0.26	%(j)	0.25	%(j)	0.27	%(k)	0.27	%(m)	0.28	%(n)	0.27	%(n)
Before waivers (a)(f)	0.26%		0.25%		0.27%		0.27%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.07)%		0.92%		1.15%		1.61%		1.29%		1.07%
Before waivers (a)(f)(x)	(0.07)%		0.92%		1.15%		1.61%		1.29%		1.06%
Portfolio turnover rate^	4	%(z)	27%		23%		13%		14%		10%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	50.4%
Fixed Income	49.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
ATM Large Cap Managed Volatility Portfolio	11.8%
EQ/Intermediate Government Bond Portfolio	11.2
EQ/Core Bond Index Portfolio	8.5
EQ/Long-Term Bond Portfolio	8.0
ATM International Managed Volatility Portfolio	6.0
Multimanager Core Bond Portfolio	4.7
EQ/PIMCO Ultra Short Bond Portfolio	4.7
ATM Small Cap Managed Volatility Portfolio	4.0
1290 VT DoubleLine Opportunistic Bond Portfolio	3.6
EQ/Quality Bond PLUS Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$842.50	$2.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.42
Class B
Actual	1,000.00	841.70	2.20
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.40	2.42
Class K
Actual	1,000.00	843.30	1.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.65	1.16

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.3%)
1290 VT Equity Income Portfolio‡	15,256,583	$75,256,293
1290 VT GAMCO Small Company Value Portfolio‡	933,501	56,236,588
1290 VT Micro Cap Portfolio‡	4,752,479	37,305,547
1290 VT Small Cap Value Portfolio‡	4,185,623	45,021,110
ATM International Managed Volatility Portfolio‡	39,037,835	349,075,577
ATM Large Cap Managed Volatility Portfolio‡	51,679,051	689,055,387
ATM Mid Cap Managed Volatility Portfolio‡	13,264,990	92,380,911
ATM Small Cap Managed Volatility Portfolio‡	24,734,795	235,612,856
EQ/AB Small Cap Growth Portfolio*‡	8,383,567	120,952,440
EQ/American Century Mid Cap Value Portfolio‡	990,421	22,772,130
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,442,477	100,258,798
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,829,530	35,720,216
EQ/Global Equity Managed Volatility Portfolio‡	8,844,175	124,331,966
EQ/International Core Managed Volatility Portfolio‡	8,785,405	82,037,071
EQ/International Equity Index Portfolio‡	716,936	6,284,940
EQ/International Value Managed Volatility Portfolio‡	10,839,645	121,742,073
EQ/Janus Enterprise Portfolio‡	1,900,367	37,453,214
EQ/JPMorgan Value Opportunities Portfolio‡	3,541,696	65,957,218
EQ/Large Cap Core Managed Volatility Portfolio‡	14,661,567	151,595,853
EQ/Large Cap Growth Index Portfolio‡	370,665	6,707,447
EQ/Large Cap Value Managed Volatility Portfolio‡	6,287,935	106,370,862
EQ/Loomis Sayles Growth Portfolio*‡	7,418,983	60,941,875
EQ/MFS International Growth Portfolio‡	21,479,934	143,824,193
EQ/Morgan Stanley Small Cap Growth Portfolio‡	10,919,490	64,420,192
EQ/T. Rowe Price Growth Stock Portfolio‡	846,778	42,749,149
EQ/Value Equity Portfolio‡	3,886,173	71,578,622

Total Equity		2,945,642,528

Fixed Income (49.6%)
1290 Diversified Bond Fund‡	11,847,566	111,485,600
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,436,124	211,109,399
1290 VT High Yield Bond Portfolio‡	6,115,152	51,661,507
EQ/Core Bond Index Portfolio‡	52,778,252	494,094,648
EQ/Core Plus Bond Portfolio‡	48,786,173	177,515,152
EQ/Intermediate Government Bond Portfolio‡	67,109,121	653,504,648
EQ/Long-Term Bond Portfolio‡	60,329,148	466,572,317
EQ/PIMCO Ultra Short Bond Portfolio‡	28,578,407	275,031,888
EQ/Quality Bond PLUS Portfolio‡	23,557,045	186,141,016
Multimanager Core Bond Portfolio‡	31,151,215	275,914,154

Total Fixed Income		2,903,030,329

Total Investments in Securities (99.9%) (Cost $5,688,393,928)		5,848,672,857
Other Assets Less Liabilities (0.1%)		4,605,282

Net Assets (100%)		$5,853,278,139

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	15,256,583	90,607,250	—	(11,645,307)	2,430,749	(6,136,399)	75,256,293	—	—
1290 VT GAMCO Small Company Value Portfolio	933,501	72,373,468	—	(3,316,246)	(222,091)	(12,598,543)	56,236,588	—	—
1290 VT Micro Cap Portfolio	4,752,479	50,062,992	5,500,001	(2,487,185)	4,544	(15,774,805)	37,305,547	—	—
1290 VT Small Cap Value Portfolio	4,185,623	54,317,814	—	(3,487,184)	(76,706)	(5,732,814)	45,021,110	—	—
ATM International Managed Volatility Portfolio	39,037,835	432,869,739	25,900,000	(25,068,416)	(175,595)	(84,450,151)	349,075,577	—	—
ATM Large Cap Managed Volatility Portfolio	51,679,051	926,152,708	7,499,999	(57,374,016)	(2,107,351)	(185,115,953)	689,055,387	—	—
ATM Mid Cap Managed Volatility Portfolio	13,264,990	96,490,805	21,500,000	(4,145,308)	22,977	(21,487,563)	92,380,911	—	—
ATM Small Cap Managed Volatility Portfolio	24,734,795	295,253,434	27,299,999	(14,094,046)	(86,863)	(72,759,668)	235,612,856	—	—
EQ/AB Small Cap Growth Portfolio*	8,383,567	128,191,455	40,499,999	(6,632,492)	(39,419)	(41,067,103)	120,952,440	—	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2021, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	990,421	22,134,903	3,350,001	(829,062)	19,244	(1,902,956)	22,772,130	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,442,477	132,075,537	11,000,000	(5,803,431)	(385,569)	(36,627,739)	100,258,798	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,829,530	48,118,412	—	(2,487,185)	(54,203)	(9,856,808)	35,720,216	—	—
EQ/Global Equity Managed Volatility Portfolio	8,844,175	155,362,736	11,000,000	(6,632,492)	(74,775)	(35,323,503)	124,331,966	—	—
EQ/International Core Managed Volatility Portfolio	8,785,405	106,968,905	—	(4,974,369)	(370,618)	(19,586,847)	82,037,071	—	—
EQ/International Equity Index Portfolio	716,936	7,727,140	—	—	—	(1,442,200)	6,284,940	—	—
EQ/International Value Managed Volatility Portfolio	10,839,645	146,781,985	10,000,000	(6,632,492)	50,874	(28,458,294)	121,742,073	—	—
EQ/Janus Enterprise Portfolio	1,900,367	37,355,919	9,350,000	(1,658,123)	3,194	(7,597,776)	37,453,214	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,541,696	86,508,065	—	(16,295,308)	874,027	(5,129,566)	65,957,218	—	—
EQ/Large Cap Core Managed Volatility Portfolio	14,661,567	206,121,333	—	(17,119,678)	(1,308,597)	(36,097,205)	151,595,853	—	—
EQ/Large Cap Growth Index Portfolio	370,665	9,335,494	—	—	—	(2,628,047)	6,707,447	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,287,935	144,692,073	—	(18,132,493)	2,364,550	(22,553,268)	106,370,862	—	—
EQ/Loomis Sayles Growth Portfolio*	7,418,983	72,550,219	14,250,000	(3,316,246)	(165,879)	(22,376,219)	60,941,875	—	—
EQ/MFS International Growth Portfolio	21,479,934	177,869,935	8,000,001	(8,290,616)	(428,173)	(33,326,954)	143,824,193	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	10,919,490	84,498,493	21,999,999	(4,974,369)	68,857	(37,172,788)	64,420,192	—	—
EQ/T. Rowe Price Growth Stock Portfolio	846,778	37,075,497	24,250,000	(1,658,123)	(51,310)	(16,866,915)	42,749,149	—	—
EQ/Value Equity Portfolio	3,886,173	91,408,030	5,000,000	(8,245,308)	(188,660)	(16,395,440)	71,578,622	—	—
Fixed Income
1290 Diversified Bond Fund	11,847,566	123,565,947	2,229,907	—	—	(14,310,254)	111,485,600	2,229,906	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,436,124	248,383,769	5,500,001	(17,606,862)	(196,028)	(24,971,481)	211,109,399	—	—
1290 VT High Yield Bond Portfolio	6,115,152	61,904,497	—	(2,487,185)	(13,446)	(7,742,359)	51,661,507	—	—
EQ/Core Bond Index Portfolio	52,778,252	627,613,726	4,999,999	(96,775,277)	1,935,877	(43,679,677)	494,094,648	—	—
EQ/Core Plus Bond Portfolio	48,786,173	207,608,116	—	(9,119,675)	(626,270)	(20,347,019)	177,515,152	—	—
EQ/Intermediate Government Bond Portfolio	67,109,121	813,897,129	7,000,000	(124,765,893)	(344,804)	(42,281,784)	653,504,648	—	—
EQ/Long-Term Bond Portfolio	60,329,148	628,931,856	—	(31,504,339)	(4,113,295)	(126,741,905)	466,572,317	—	—
EQ/PIMCO Ultra Short Bond Portfolio	28,578,407	328,546,784	—	(48,094,047)	(1,910,549)	(3,510,300)	275,031,888	—	—
EQ/Quality Bond PLUS Portfolio	23,557,045	209,934,838	8,000,000	(16,448,739)	(95,126)	(15,249,957)	186,141,016	—	—
Multimanager Core Bond Portfolio	31,151,215	328,384,440	2,399,509	(21,423,108)	(457,671)	(32,989,016)	275,914,154	2,938,536	—

Total		7,291,675,443	276,529,415	(603,524,620)	(5,718,105)	(1,110,289,276)	5,848,672,857	5,168,442	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$111,485,600	$5,737,187,257	$—	$5,848,672,857

Total Assets	$111,485,600	$5,737,187,257	$—	$5,848,672,857

Total Liabilities	$—	$—	$—	$—

Total	$111,485,600	$5,737,187,257	$—	$5,848,672,857

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$276,529,415
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$603,524,620

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$584,412,052
Aggregate gross unrealized depreciation	(441,912,652)

Net unrealized appreciation	$142,499,400

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,706,173,457

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,688,393,928)	$5,848,672,857
Cash	6,777,759
Receivable for securities sold	1,264,118
Receivable for Portfolio shares sold	595,233
Dividends, interest and other receivables	539,027
Other assets	67,525

Total assets	5,857,916,519

LIABILITIES
Payable for Portfolio shares redeemed	2,311,474
Distribution fees payable – Class B	830,852
Administrative fees payable	602,508
Investment management fees payable	462,395
Distribution fees payable – Class A	343,560
Trustees’ fees payable	7,381
Accrued expenses	80,210

Total liabilities	4,638,380

NET ASSETS	$5,853,278,139

Net assets were comprised of:
Paid in capital	$5,319,464,847
Total distributable earnings (loss)	533,813,292

Net assets	$5,853,278,139

Class A
Net asset value, offering and redemption price per share, $1,640,762,697 / 134,522,143 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.20

Class B
Net asset value, offering and redemption price per share, $3,958,385,783 / 327,866,722 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.07

Class K
Net asset value, offering and redemption price per share, $254,129,659 / 20,797,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.22

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$5,168,442
Interest	5,822

Total income	5,174,264

EXPENSES
Distribution fees – Class B	5,499,333
Administrative fees	3,885,922
Investment management fees	3,036,129
Distribution fees – Class A	2,258,344
Printing and mailing expenses	191,488
Professional fees	130,369
Custodian fees	106,616
Trustees’ fees	97,231
Miscellaneous	57,830

Total expenses	15,263,262

NET INVESTMENT INCOME (LOSS)	(10,088,998)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(5,718,105) realized gain (loss) from affiliates)	(5,673,148)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,110,289,276)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,115,962,424)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,126,051,422)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,088,998)	$52,418,111
Net realized gain (loss)	(5,673,148)	744,570,550
Net change in unrealized appreciation (depreciation)	(1,110,289,276)	(195,165,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,126,051,422)	601,823,653

Distributions to shareholders:
Class A	—	(169,750,986)
Class B	—	(421,077,197)
Class K	—	(27,425,938)

Total distributions to shareholders	—	(618,254,121)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 879,380 and 2,211,433 shares, respectively ]	11,582,474	33,664,802
Capital shares issued in reinvestment of dividends and distributions [ 0 and 11,636,985 shares, respectively ]	—	169,750,986
Capital shares repurchased [ (5,947,891) and (11,926,538) shares, respectively ]	(79,083,966)	(182,182,799)

Total Class A transactions	(67,501,492)	21,232,989

Class B
Capital shares sold [ 5,010,438 and 9,842,348 shares, respectively ]	65,851,935	148,564,322
Capital shares issued in reinvestment of dividends and distributions [ 0 and 29,155,773 shares, respectively ]	—	421,077,197
Capital shares repurchased [ (22,866,027) and (41,480,844) shares, respectively ]	(300,397,989)	(626,163,174)

Total Class B transactions	(234,546,054)	(56,521,655)

Class K
Capital shares sold [ 355,790 and 668,964 shares, respectively ]	4,809,467	10,210,779
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,878,372 shares, respectively ]	—	27,425,938
Capital shares repurchased [ (1,378,900) and (2,175,517) shares, respectively ]	(18,480,063)	(33,169,741)

Total Class K transactions	(13,670,596)	4,466,976

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(315,718,142)	(30,821,690)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,441,769,564)	(47,252,158)
NET ASSETS:
Beginning of period	7,295,047,703	7,342,299,861

End of period	$5,853,278,139	$7,295,047,703

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$14.48		$14.57		$14.06		$12.96		$14.41		$13.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.11		0.12		0.19		0.17		0.12
Net realized and unrealized gain (loss)	(2.26)		1.09		1.44		1.80		(0.84)		1.37

Total from investment operations	(2.28)		1.20		1.56		1.99		(0.67)		1.49

Less distributions:
Dividends from net investment income	—		(0.39)		(0.31)		(0.23)		(0.22)		(0.18)
Distributions from net realized gains	—		(0.90)		(0.74)		(0.66)		(0.56)		(0.49)

Total dividends and distributions	—		(1.29)		(1.05)		(0.89)		(0.78)		(0.67)

Net asset value, end of period	$12.20		$14.48		$14.57		$14.06		$12.96		$14.41

Total return (b)	(15.75)%		8.35%		11.32%		15.49%		(4.73)%		11.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,640,763		$2,021,935		$2,005,206		$1,955,663		$1,843,864		$2,092,058
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.48	%(k)	0.49	%(m)	0.49	%(m)	0.50	%(n)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.32)%		0.70%		0.89%		1.35%		1.16%		0.87%
Portfolio turnover rate^	4	%(z)	25%		22%		13%		12%		9%

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$14.34		$14.43		$13.94		$12.85		$14.30		$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.10		0.12		0.18		0.16		0.12
Net realized and unrealized gain (loss)	(2.25)		1.10		1.42		1.80		(0.83)		1.36

Total from investment operations	(2.27)		1.20		1.54		1.98		(0.67)		1.48

Less distributions:
Dividends from net investment income	—		(0.39)		(0.31)		(0.23)		(0.22)		(0.18)
Distributions from net realized gains	—		(0.90)		(0.74)		(0.66)		(0.56)		(0.49)

Total dividends and distributions	—		(1.29)		(1.05)		(0.89)		(0.78)		(0.67)

Net asset value, end of period	$12.07		$14.34		$14.43		$13.94		$12.85		$14.30

Total return (b)	(15.83)%		8.43%		11.27%		15.55%		(4.77)%		11.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,958,386		$4,956,863		$5,024,535		$4,997,804		$4,820,681		$5,634,278
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.48	%(k)	0.49	%(m)	0.49	%(m)	0.50	%(n)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.32)%		0.69%		0.88%		1.33%		1.14%		0.85%
Portfolio turnover rate^	4	%(z)	25%		22%		13%		12%		9%

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$14.49		$14.57		$14.07		$12.96		$14.42		$13.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—		0.14		0.16		0.23		0.20		0.16
Net realized and unrealized gain (loss)	(2.27)		1.11		1.42		1.80		(0.84)		1.38

Total from investment operations	(2.27)		1.25		1.58		2.03		(0.64)		1.54

Less distributions:
Dividends from net investment income	—		(0.43)		(0.34)		(0.26)		(0.26)		(0.22)
Distributions from net realized gains	—		(0.90)		(0.74)		(0.66)		(0.56)		(0.49)

Total dividends and distributions	—		(1.33)		(1.08)		(0.92)		(0.82)		(0.71)

Net asset value, end of period	$12.22		$14.49		$14.57		$14.07		$12.96		$14.42

Total return (b)	(15.67)%		8.68%		11.49%		15.85%		(4.54)%		11.34%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$254,130		$316,250		$312,558		$304,750		$277,542		$306,867
Ratio of expenses to average net assets (a)(f)	0.23	%(j)	0.23	%(k)	0.24	%(m)	0.24	%(m)	0.25	%(n)	0.26	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.07)%		0.95%		1.13%		1.61%		1.41%		1.13%
Portfolio turnover rate^	4	%(z)	25%		22%		13%		12%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.05% for Class A, 1.05% for Class B and 0.80% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	70.6%
Fixed Income	29.4

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
ATM Large Cap Managed Volatility Portfolio	16.5%
ATM International Managed Volatility Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	6.7
EQ/Intermediate Government Bond Portfolio	6.3
EQ/Long-Term Bond Portfolio	5.5
EQ/Core Bond Index Portfolio	4.8
EQ/Large Cap Core Managed Volatility Portfolio	3.9
EQ/MFS International Growth Portfolio	3.3
EQ/AB Small Cap Growth Portfolio	3.2
EQ/Global Equity Managed Volatility Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$816.40	$2.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.41
Class B
Actual	1,000.00	815.70	2.16
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.41
Class K
Actual	1,000.00	817.40	1.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.66	1.15

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.48%, 0.48% and 0.23%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.5%)
1290 VT Equity Income Portfolio‡	27,816,576	$137,211,094
1290 VT GAMCO Small Company Value Portfolio‡	2,009,202	121,039,659
1290 VT Micro Cap Portfolio‡	8,647,534	67,880,565
1290 VT Small Cap Value Portfolio‡	7,347,970	79,035,726
ATM International Managed Volatility Portfolio‡	63,352,631	566,498,029
ATM Large Cap Managed Volatility Portfolio‡	88,641,308	1,181,886,466
ATM Mid Cap Managed Volatility Portfolio‡	14,622,679	101,836,219
ATM Small Cap Managed Volatility Portfolio‡	50,778,036	483,689,393
EQ/AB Small Cap Growth Portfolio*‡	16,077,777	231,959,303
EQ/American Century Mid Cap Value Portfolio‡	1,033,671	23,766,553
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	20,162,982	162,468,966
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,980,014	75,492,177
EQ/Global Equity Managed Volatility Portfolio‡	14,720,250	206,938,204
EQ/International Core Managed Volatility Portfolio‡	14,306,022	133,587,936
EQ/International Equity Index Portfolio‡	709,356	6,218,495
EQ/International Value Managed Volatility Portfolio‡	16,226,741	182,245,548
EQ/Janus Enterprise Portfolio‡	2,050,310	40,408,334
EQ/JPMorgan Value Opportunities Portfolio‡	6,457,032	120,249,711
EQ/Large Cap Core Managed Volatility Portfolio‡	27,242,179	281,675,310
EQ/Large Cap Growth Index Portfolio‡	410,863	7,434,860
EQ/Large Cap Value Managed Volatility Portfolio‡	11,941,316	202,007,190
EQ/Loomis Sayles Growth Portfolio*‡	12,288,648	100,942,843
EQ/MFS International Growth Portfolio‡	35,517,469	237,815,972
EQ/Morgan Stanley Small Cap Growth Portfolio‡	20,424,298	120,494,381
EQ/T. Rowe Price Growth Stock Portfolio‡	1,288,962	65,072,614
EQ/Value Equity Portfolio‡	7,301,978	134,493,641

Total Equity		5,072,349,189

Fixed Income (29.4%)
1290 Diversified Bond Fund‡	8,539,053	80,352,488
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,214,042	155,061,737
1290 VT High Yield Bond Portfolio‡	4,360,177	36,835,280
EQ/Core Bond Index Portfolio‡	36,471,105	341,431,882
EQ/Core Plus Bond Portfolio‡	30,392,804	110,588,370
EQ/Intermediate Government Bond Portfolio‡	46,708,144	454,841,145
EQ/Long-Term Bond Portfolio‡	51,118,105	395,336,139
EQ/PIMCO Ultra Short Bond Portfolio‡	21,007,521	202,171,455
EQ/Quality Bond PLUS Portfolio‡	16,684,355	131,834,991
Multimanager Core Bond Portfolio‡	23,215,346	205,624,166

Total Fixed Income		2,114,077,653

Total Investments in Securities (99.9%) (Cost $6,594,340,480)		7,186,426,842
Other Assets Less Liabilities (0.1%)		5,670,279

Net Assets (100%)		$7,192,097,121

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	27,816,576	161,472,570	26,802	(17,295,153)	2,350,747	(9,343,872)	137,211,094	—	—
1290 VT GAMCO Small Company Value Portfolio	2,009,202	156,148,445	26,804	(7,495,153)	(514,792)	(27,125,645)	121,039,659	—	—
1290 VT Micro Cap Portfolio	8,647,534	95,072,547	6,515,318	(4,282,945)	19,853	(29,444,208)	67,880,565	—	—
1290 VT Small Cap Value Portfolio	7,347,970	95,517,601	15,317	(6,282,945)	(144,625)	(10,069,622)	79,035,726	—	—
ATM International Managed Volatility Portfolio	63,352,631	727,296,192	16,122,537	(34,263,558)	113,470	(142,770,612)	566,498,029	—	—
ATM Large Cap Managed Volatility Portfolio	88,641,308	1,583,013,021	252,731	(78,018,588)	(1,270,945)	(322,089,753)	1,181,886,466	—	—
ATM Mid Cap Managed Volatility Portfolio	14,622,679	107,257,298	24,319,147	(5,353,681)	2,492	(24,389,037)	101,836,219	—	—
ATM Small Cap Managed Volatility Portfolio	50,778,036	657,170,015	14,407,220	(29,980,613)	83,087	(157,990,316)	483,689,393	—	—
EQ/AB Small Cap Growth Portfolio*	16,077,777	281,247,217	51,849,781	(13,919,570)	(161,962)	(87,056,163)	231,959,303	—	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	1,033,671	23,660,066	3,153,829	(1,070,736)	24,746	(2,001,352)	23,766,553	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	20,162,982	207,668,379	22,534,463	(9,636,626)	(624,890)	(57,472,360)	162,468,966	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,980,014	100,614,417	15,319	(4,282,945)	17,129	(20,871,743)	75,492,177	—	—
EQ/Global Equity Managed Volatility Portfolio	14,720,250	282,470,831	42,121	(11,778,098)	37,148	(63,833,798)	206,938,204	—	—
EQ/International Core Managed Volatility Portfolio	14,306,022	174,685,618	30,635	(8,565,890)	(655,319)	(31,907,108)	133,587,936	—	—
EQ/International Equity Index Portfolio	709,356	7,645,449	—	—	—	(1,426,954)	6,218,495	—	—
EQ/International Value Managed Volatility Portfolio	16,226,741	195,696,684	36,542,122	(11,778,098)	93,174	(38,308,334)	182,245,548	—	—
EQ/Janus Enterprise Portfolio	2,050,310	46,195,419	5,657,658	(2,141,472)	(12,919)	(9,290,352)	40,408,334	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,457,032	157,297,588	26,804	(28,845,153)	1,108,521	(9,338,049)	120,249,711	—	—
EQ/Large Cap Core Managed Volatility Portfolio	27,242,179	397,042,661	61,269	(44,881,779)	(1,559,336)	(68,987,505)	281,675,310	—	—
EQ/Large Cap Growth Index Portfolio	410,863	10,347,914	—	—	—	(2,913,054)	7,434,860	—	—
EQ/Large Cap Value Managed Volatility Portfolio	11,941,316	267,302,946	42,122	(26,978,098)	(24,500)	(38,335,280)	202,007,190	—	—
EQ/Loomis Sayles Growth Portfolio*	12,288,648	124,660,553	20,272,975	(6,424,417)	(291,996)	(37,274,272)	100,942,843	—	—
EQ/MFS International Growth Portfolio	35,517,469	310,395,084	49,779	(13,919,570)	(875,225)	(57,834,096)	237,815,972	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	20,424,298	179,497,975	26,834,464	(9,636,626)	76,241	(76,277,673)	120,494,381	—	—
EQ/T. Rowe Price Growth Stock Portfolio	1,288,962	69,156,834	27,511,488	(3,212,209)	(89,578)	(28,293,921)	65,072,614	—	—
EQ/Value Equity Portfolio	7,301,978	166,871,948	6,026,805	(7,495,153)	(247,625)	(30,662,334)	134,493,641	—	—
Fixed Income
1290 Diversified Bond Fund	8,539,053	89,059,316	1,607,190	—	—	(10,314,018)	80,352,488	1,607,190	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,214,042	183,442,960	3,730,634	(13,565,890)	(158,275)	(18,387,692)	155,061,737	—	—
1290 VT High Yield Bond Portfolio	4,360,177	46,582,274	2,007,659	(6,141,472)	(32,755)	(5,580,426)	36,835,280	—	—
EQ/Core Bond Index Portfolio	36,471,105	456,896,254	80,415	(85,185,460)	1,847,952	(32,207,279)	341,431,882	—	—
EQ/Core Plus Bond Portfolio	30,392,804	121,815,199	9,026,804	(7,495,153)	(295,056)	(12,463,424)	110,588,370	—	—
EQ/Intermediate Government Bond Portfolio	46,708,144	595,113,577	103,390	(109,209,877)	(90,121)	(31,075,824)	454,841,145	—	—
EQ/Long-Term Bond Portfolio	51,118,105	533,063,990	95,732	(26,768,405)	(3,660,248)	(107,394,930)	395,336,139	—	—
EQ/PIMCO Ultra Short Bond Portfolio	21,007,521	246,333,739	34,464	(40,136,626)	(1,179,702)	(2,880,420)	202,171,455	—	—
EQ/Quality Bond PLUS Portfolio	16,684,355	155,563,089	26,806	(12,495,153)	(204,715)	(11,055,036)	131,834,991	—	—
Multimanager Core Bond Portfolio	23,215,346	244,436,262	1,827,478	(15,707,362)	(364,075)	(24,568,137)	205,624,166	2,190,985	—

Total		9,257,711,932	280,878,082	(704,244,474)	(6,684,099)	(1,641,234,599)	7,186,426,842	3,798,175	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$80,352,488	$7,106,074,354	$—	$7,186,426,842

Total Assets	$80,352,488	$7,106,074,354	$—	$7,186,426,842

Total Liabilities	$—	$—	$—	$—

Total	$80,352,488	$7,106,074,354	$—	$7,186,426,842

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$280,878,082
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$704,244,474

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$978,974,398
Aggregate gross unrealized depreciation	(448,946,207)

Net unrealized appreciation	$530,028,191

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,656,398,651

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,594,340,480)	$7,186,426,842
Cash	6,098,704
Receivable for securities sold	3,553,609
Receivable for Portfolio shares sold	724,586
Dividends, interest and other receivables	401,799
Other assets	84,306

Total assets	7,197,289,846

LIABILITIES
Payable for Portfolio shares redeemed	2,148,426
Distribution fees payable – Class B	1,469,842
Administrative fees payable	746,259
Investment management fees payable	565,104
Distribution fees payable – Class A	39,372
Trustees’ fees payable	2,100
Accrued expenses	221,622

Total liabilities	5,192,725

NET ASSETS	$7,192,097,121

Net assets were comprised of:
Paid in capital	$6,009,440,616
Total distributable earnings (loss)	1,182,656,505

Net assets	$7,192,097,121

Class A
Net asset value, offering and redemption price per share, $187,442,396 / 19,795,711 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.47

Class B
Net asset value, offering and redemption price per share, $6,950,287,702 / 733,663,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.47

Class K
Net asset value, offering and redemption price per share, $54,367,023 / 5,730,043 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.49

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,798,175
Interest	6,717

Total income	3,804,892

EXPENSES
Distribution fees – Class B	9,833,884
Administrative fees	4,873,811
Investment management fees	3,757,955
Distribution fees – Class A	262,322
Printing and mailing expenses	239,662
Professional fees	157,385
Trustees’ fees	122,282
Custodian fees	101,063
Miscellaneous	72,399

Total expenses	19,420,763

NET INVESTMENT INCOME (LOSS)	(15,615,871)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(6,684,099)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,641,234,599)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,647,918,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,663,534,569)

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,615,871)	$58,947,444
Net realized gain (loss)	(6,684,099)	1,227,350,396
Net change in unrealized appreciation (depreciation)	(1,641,234,599)	(174,528,990)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,663,534,569)	1,111,768,850

Distributions to shareholders:
Class A	—	(25,365,679)
Class B	—	(962,258,649)
Class K	—	(7,191,561)

Total distributions to shareholders	—	(994,815,889)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 393,279 and 846,754 shares, respectively ]	4,064,890	10,392,276
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,171,096 shares, respectively ]	—	25,365,679
Capital shares repurchased [ (1,156,068) and (1,637,363) shares, respectively ]	(12,231,596)	(20,289,732)

Total Class A transactions	(8,166,706)	15,468,223

Class B
Capital shares sold [ 5,684,640 and 10,058,794 shares, respectively ]	59,686,139	124,268,695
Capital shares issued in reinvestment of dividends and distributions [ 0 and 82,313,758 shares, respectively ]	—	962,258,649
Capital shares repurchased [ (43,998,976) and (82,312,559) shares, respectively ]	(461,252,340)	(1,014,814,670)

Total Class B transactions	(401,566,201)	71,712,674

Class K
Capital shares sold [ 337,840 and 177,907 shares, respectively ]	3,596,242	2,196,670
Capital shares issued in reinvestment of dividends and distributions [ 0 and 614,805 shares, respectively ]	—	7,191,561
Capital shares repurchased [ (273,292) and (862,627) shares, respectively ]	(2,886,173)	(10,616,106)

Total Class K transactions	710,069	(1,227,875)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(409,022,838)	85,953,022

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,072,557,407)	202,905,983
NET ASSETS:
Beginning of period	9,264,654,528	9,061,748,545

End of period	$7,192,097,121	$9,264,654,528

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.60		$11.51		$11.09		$9.99		$11.49		$10.58

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.09		0.14		0.12		0.10
Net realized and unrealized gain (loss)	(2.11)		1.35		1.41		1.83		(0.87)		1.47

Total from investment operations	(2.13)		1.43		1.50		1.97		(0.75)		1.57

Less distributions:
Dividends from net investment income	—		(0.42)		(0.27)		(0.17)		(0.18)		(0.16)
Distributions from net realized gains	—		(0.92)		(0.81)		(0.70)		(0.57)		(0.50)

Total dividends and distributions	—		(1.34)		(1.08)		(0.87)		(0.75)		(0.66)

Net asset value, end of period	$9.47		$11.60		$11.51		$11.09		$9.99		$11.49

Total return (b)	(18.36)%		12.68%		14.05%		20.01%		(6.84)%		14.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$187,442		$238,508		$220,775		$212,498		$189,592		$225,874
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.48	%(j)	0.49	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.39)%		0.65%		0.79%		1.26%		1.01%		0.86%
Portfolio turnover rate^	3	%(z)	23%		21%		12%		11%		8%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class B			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.61		$11.52		$11.09		$9.99		$11.49		$10.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.08		0.09		0.13		0.12		0.10
Net realized and unrealized gain (loss)	(2.12)		1.35		1.42		1.84		(0.87)		1.46

Total from investment operations	(2.14)		1.43		1.51		1.97		(0.75)		1.56

Less distributions:
Dividends from net investment income	—		(0.42)		(0.27)		(0.17)		(0.18)		(0.16)
Distributions from net realized gains	—		(0.92)		(0.81)		(0.70)		(0.57)		(0.50)

Total dividends and distributions	—		(1.34)		(1.08)		(0.87)		(0.75)		(0.66)

Net asset value, end of period	$9.47		$11.61		$11.52		$11.09		$9.99		$11.49

Total return (b)	(18.43)%		12.67%		14.13%		20.01%		(6.84)%		14.83%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,950,288		$8,960,367		$8,774,906		$8,527,658		$7,894,299		$9,410,038
Ratio of expenses to average net assets (a)(f)	0.48	%(j)	0.48	%(j)	0.49	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.39)%		0.63%		0.79%		1.22%		1.01%		0.85%
Portfolio turnover rate^	3	%(z)	23%		21%		12%		11%		8%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$11.61		$11.52		$11.09		$9.99		$11.49		$10.58

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.11		0.16		0.14		0.13
Net realized and unrealized gain (loss)	(2.11)		1.35		1.43		1.84		(0.86)		1.47

Total from investment operations	(2.12)		1.46		1.54		2.00		(0.72)		1.60

Less distributions:
Dividends from net investment income	—		(0.45)		(0.30)		(0.20)		(0.21)		(0.19)
Distributions from net realized gains	—		(0.92)		(0.81)		(0.70)		(0.57)		(0.50)

Total dividends and distributions	—		(1.37)		(1.11)		(0.90)		(0.78)		(0.69)

Net asset value, end of period	$9.49		$11.61		$11.52		$11.09		$9.99		$11.49

Total return (b)	(18.26)%		12.95%		14.38%		20.29%		(6.58)%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,367		$65,780		$66,068		$67,291		$62,847		$79,342
Ratio of expenses to average net assets (a)(f)	0.23	%(j)	0.23	%(j)	0.24	%(k)	0.24	%(m)	0.25	%(n)	0.26	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.14)%		0.87%		0.99%		1.42%		1.24%		1.11%
Portfolio turnover rate^	3	%(z)	23%		21%		12%		11%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	90.7%
Fixed Income	9.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
ATM Large Cap Managed Volatility Portfolio	22.7%
ATM International Managed Volatility Portfolio	10.3
ATM Small Cap Managed Volatility Portfolio	8.0
EQ/Large Cap Core Managed Volatility Portfolio	5.3
EQ/MFS International Growth Portfolio	4.5
EQ/Global Equity Managed Volatility Portfolio	4.0
EQ/Large Cap Value Managed Volatility Portfolio	3.5
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.3
EQ/AB Small Cap Growth Portfolio	3.2
EQ/International Value Managed Volatility Portfolio	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$793.80	$2.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.45
Class B
Actual	1,000.00	793.80	2.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.37	2.45
Class K
Actual	1,000.00	794.70	1.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.61	1.20

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (90.7%)
1290 VT Equity Income Portfolio‡	14,699,384	$72,507,793
1290 VT GAMCO Small Company Value Portfolio‡	1,156,901	69,694,795
1290 VT Micro Cap Portfolio‡	3,874,124	30,410,723
1290 VT Small Cap Value Portfolio‡	3,206,495	34,489,484
ATM International Managed Volatility Portfolio‡	33,740,409	301,706,099
ATM Large Cap Managed Volatility Portfolio‡	49,918,910	665,586,792
ATM Mid Cap Managed Volatility Portfolio‡	7,289,527	50,766,198
ATM Small Cap Managed Volatility Portfolio‡	24,738,546	235,648,582
EQ/AB Small Cap Growth Portfolio*‡	6,475,742	93,427,624
EQ/American Century Mid Cap Value Portfolio‡	514,713	11,834,483
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,166,350	98,033,832
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,155,558	39,836,020
EQ/Global Equity Managed Volatility Portfolio‡	8,405,636	118,166,957
EQ/International Core Managed Volatility Portfolio‡	6,956,034	64,954,621
EQ/International Equity Index Portfolio‡	701,168	6,146,710
EQ/International Value Managed Volatility Portfolio‡	7,964,203	89,447,450
EQ/Janus Enterprise Portfolio‡	811,096	15,985,401
EQ/JPMorgan Value Opportunities Portfolio‡	3,497,676	65,137,429
EQ/Large Cap Core Managed Volatility Portfolio‡	15,007,043	155,167,964
EQ/Large Cap Growth Index Portfolio‡	257,439	4,658,549
EQ/Large Cap Value Managed Volatility Portfolio‡	6,152,891	104,086,367
EQ/Loomis Sayles Growth Portfolio*‡	6,279,895	51,585,045
EQ/MFS International Growth Portfolio‡	19,697,501	131,889,480
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,808,097	51,963,898
EQ/T. Rowe Price Growth Stock Portfolio‡	553,366	27,936,429
EQ/Value Equity Portfolio‡	4,068,726	74,941,030

Total Equity		2,666,009,755

Fixed Income (9.2%)
1290 Diversified Bond Fund‡	1,164,797	10,960,737
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,387,586	21,507,045
1290 VT High Yield Bond Portfolio‡	602,529	5,090,230
EQ/Core Bond Index Portfolio‡	4,344,968	40,676,328
EQ/Core Plus Bond Portfolio‡	4,001,509	14,560,036
EQ/Intermediate Government Bond Portfolio‡	5,562,574	54,168,015
EQ/Long-Term Bond Portfolio‡	7,098,348	54,897,059
EQ/PIMCO Ultra Short Bond Portfolio‡	2,843,650	27,366,618
EQ/Quality Bond PLUS Portfolio‡	2,111,073	16,681,091
Multimanager Core Bond Portfolio‡	2,930,855	25,959,316

Total Fixed Income		$271,866,475

Total Investments in Securities (99.9%) (Cost $2,631,888,071)		2,937,876,230
Other Assets Less Liabilities (0.1%)		1,854,630

Net Assets (100%)		$2,939,730,860

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,699,384	89,367,142	52,183	(13,075,784)	917,040	(4,752,788)	72,507,793	—	—
1290 VT GAMCO Small Company Value Portfolio	1,156,901	88,126,692	46,385	(2,734,030)	(169,906)	(15,574,346)	69,694,795	—	—
1290 VT Micro Cap Portfolio	3,874,124	42,407,052	3,028,991	(1,708,769)	9,993	(13,326,544)	30,410,723	—	—
1290 VT Small Cap Value Portfolio	3,206,495	40,537,857	28,991	(1,708,769)	(526)	(4,368,069)	34,489,484	—	—
ATM International Managed Volatility Portfolio	33,740,409	375,197,725	14,531,922	(13,670,151)	48,902	(74,402,299)	301,706,099	—	—
ATM Large Cap Managed Volatility Portfolio	49,918,910	875,638,883	510,230	(30,074,332)	(290,521)	(180,197,468)	665,586,792	—	—
ATM Mid Cap Managed Volatility Portfolio	7,289,527	59,618,413	6,234,788	(2,050,523)	11,100	(13,047,580)	50,766,198	—	—
ATM Small Cap Managed Volatility Portfolio	24,738,546	324,810,764	191,336	(11,277,875)	9,254	(78,084,897)	235,648,582	—	—

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio*	6,475,742	128,203,208	9,431,172	(4,784,553)	(9,193)	(39,413,010)	93,427,624	—	—
EQ/American Century Mid Cap Value Portfolio	514,713	11,655,278	1,505,798	(341,754)	9,763	(994,602)	11,834,483	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,166,350	142,132,157	86,972	(5,126,307)	(838,692)	(38,220,298)	98,033,832	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,155,558	52,814,794	34,788	(2,050,523)	3,106	(10,966,145)	39,836,020	—	—
EQ/Global Equity Managed Volatility Portfolio	8,405,636	158,984,921	81,172	(4,784,553)	6,168	(36,120,751)	118,166,957	—	—
EQ/International Core Managed Volatility Portfolio	6,956,034	84,047,224	57,981	(3,417,538)	(198,429)	(15,534,617)	64,954,621	—	—
EQ/International Equity Index Portfolio	701,168	7,557,192	—	—	—	(1,410,482)	6,146,710	—	—
EQ/International Value Managed Volatility Portfolio	7,964,203	105,538,557	9,081,173	(4,784,553)	15,481	(20,403,208)	89,447,450	—	—
EQ/Janus Enterprise Portfolio	811,096	17,754,302	2,511,596	(683,508)	1,286	(3,598,275)	15,985,401	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,497,676	72,630,127	52,182	(3,075,784)	172,234	(4,641,330)	65,137,429	—	—
EQ/Large Cap Core Managed Volatility Portfolio	15,007,043	221,982,652	127,557	(27,018,583)	(2,232,264)	(37,691,398)	155,167,964	—	—
EQ/Large Cap Growth Index Portfolio	257,439	6,483,816	—	—	—	(1,825,267)	4,658,549	—	—
EQ/Large Cap Value Managed Volatility Portfolio	6,152,891	159,725,779	92,767	(34,468,060)	12,029,518	(33,293,637)	104,086,367	—	—
EQ/Loomis Sayles Growth Portfolio*	6,279,895	76,972,839	46,384	(2,734,030)	(163,248)	(22,536,900)	51,585,045	—	—
EQ/MFS International Growth Portfolio	19,697,501	169,884,885	98,567	(5,809,814)	(79,398)	(32,204,760)	131,889,480	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	8,808,097	85,917,970	5,407,981	(3,417,538)	(13,538)	(35,930,977)	51,963,898	—	—
EQ/T. Rowe Price Growth Stock Portfolio	553,366	23,478,569	17,023,193	(1,367,015)	(66,854)	(11,131,464)	27,936,429	—	—
EQ/Value Equity Portfolio	4,068,726	95,415,256	52,182	(3,075,784)	(286,478)	(17,164,146)	74,941,030	—	—
Fixed Income
1290 Diversified Bond Fund	1,164,797	12,148,419	219,234	—	—	(1,406,916)	10,960,737	219,234	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,387,586	25,085,220	17,394	(1,025,261)	(43,352)	(2,526,956)	21,507,045	—	—
1290 VT High Yield Bond Portfolio	602,529	5,840,483	—	—	—	(750,253)	5,090,230	—	—
EQ/Core Bond Index Portfolio	4,344,968	49,866,898	34,788	(5,850,523)	(5,900)	(3,368,935)	40,676,328	—	—
EQ/Core Plus Bond Portfolio	4,001,509	16,947,227	11,597	(683,508)	(45,591)	(1,669,689)	14,560,036	—	—
EQ/Intermediate Government Bond Portfolio	5,562,574	65,023,895	46,385	(7,434,030)	(8,478)	(3,459,757)	54,168,015	—	—
EQ/Long-Term Bond Portfolio	7,098,348	72,818,041	46,384	(2,734,030)	(344,328)	(14,889,008)	54,897,059	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,843,650	30,091,180	17,395	(2,225,261)	(9,872)	(506,824)	27,366,618	—	—
EQ/Quality Bond PLUS Portfolio	2,111,073	18,749,366	11,596	(683,508)	(20,184)	(1,376,179)	16,681,091	—	—
Multimanager Core Bond Portfolio	2,930,855	29,846,836	240,103	(1,025,261)	(34,787)	(3,067,575)	25,959,316	273,417	—

Total		3,843,301,619	70,961,167	(204,901,512)	8,372,306	(779,857,350)	2,937,876,230	492,651	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,960,737	$2,926,915,493	$—	$2,937,876,230

Total Assets	$10,960,737	$2,926,915,493	$—	$2,937,876,230

Total Liabilities	$—	$—	$—	$—

Total	$10,960,737	$2,926,915,493	$—	$2,937,876,230

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,961,167
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$204,901,512

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$453,595,121
Aggregate gross unrealized depreciation	(177,581,220)

Net unrealized appreciation	$276,013,901

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,661,862,329

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,631,888,071)	$2,937,876,230
Cash	3,130,697
Receivable for securities sold	290,922
Receivable for Portfolio shares sold	129,219
Dividends, interest and other receivables	50,708
Other assets	34,908

Total assets	2,941,512,684

LIABILITIES
Distribution fees payable – Class B	603,295
Payable for Portfolio shares redeemed	480,076
Administrative fees payable	306,849
Investment management fees payable	243,674
Distribution fees payable – Class A	15,648
Trustees’ fees payable	1,802
Accrued expenses	130,480

Total liabilities	1,781,824

NET ASSETS	$2,939,730,860

Net assets were comprised of:
Paid in capital	$2,305,315,016
Total distributable earnings (loss)	634,415,844

Net assets	$2,939,730,860

Class A
Net asset value, offering and redemption price per share, $73,495,724 / 7,402,745 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

Class B
Net asset value, offering and redemption price per share, $2,836,344,006 / 285,625,578 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

Class K
Net asset value, offering and redemption price per share, $29,891,130 / 3,004,125 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.95

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$492,651
Interest	2,553

Total income	495,204

EXPENSES
Distribution fees – Class B	4,051,970
Administrative fees	2,011,662
Investment management fees	1,627,643
Distribution fees – Class A	104,349
Printing and mailing expenses	101,930
Custodian fees	97,691
Professional fees	76,649
Trustees’ fees	50,414
Miscellaneous	29,206

Total expenses	8,151,514

NET INVESTMENT INCOME (LOSS)	(7,656,310)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,372,306
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(779,857,350)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(771,485,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(779,141,354)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(7,656,310)	$20,633,133
Net realized gain (loss)	8,372,306	594,263,901
Net change in unrealized appreciation (depreciation)	(779,857,350)	(19,288,844)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(779,141,354)	595,608,190

Distributions to shareholders:
Class A	—	(11,049,016)
Class B	—	(429,413,734)
Class K	—	(4,439,858)

Total distributions to shareholders	—	(444,902,608)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 264,403 and 594,320 shares, respectively ]	3,022,369	7,853,528
Capital shares issued in reinvestment of dividends and distributions [ 0 and 881,327 shares, respectively ]	—	11,049,016
Capital shares repurchased [ (440,164) and (997,361) shares, respectively ]	(4,991,354)	(13,141,127)

Total Class A transactions	(1,968,985)	5,761,417

Class B
Capital shares sold [ 3,875,343 and 5,736,321 shares, respectively ]	43,285,840	75,835,000
Capital shares issued in reinvestment of dividends and distributions [ 0 and 34,248,696 shares, respectively ]	—	429,413,734
Capital shares repurchased [ (14,900,639) and (29,709,629) shares, respectively ]	(167,063,950)	(392,238,519)

Total Class B transactions	(123,778,110)	113,010,215

Class K
Capital shares sold [ 139,429 and 214,121 shares, respectively ]	1,514,252	2,837,868
Capital shares issued in reinvestment of dividends and distributions [ 0 and 353,704 shares, respectively ]	—	4,439,858
Capital shares repurchased [ (145,551) and (553,667) shares, respectively ]	(1,631,368)	(7,355,035)

Total Class K transactions	(117,116)	(77,309)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(125,864,211)	118,694,323

TOTAL INCREASE (DECREASE) IN NET ASSETS	(905,005,565)	269,399,905
NET ASSETS:
Beginning of period	3,844,736,425	3,575,336,520

End of period	$2,939,730,860	$3,844,736,425

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.51		$12.06		$11.50		$10.14		$11.99		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.08		0.13		0.12		0.10
Net realized and unrealized gain (loss)	(2.55)		1.95		1.61		2.31		(1.11)		1.90

Total from investment operations	(2.58)		2.02		1.69		2.44		(0.99)		2.00

Less distributions:
Dividends from net investment income	—		(0.53)		(0.31)		(0.18)		(0.19)		(0.17)
Distributions from net realized gains	—		(1.04)		(0.82)		(0.90)		(0.67)		(0.39)

Total dividends and distributions	—		(1.57)		(1.13)		(1.08)		(0.86)		(0.56)

Net asset value, end of period	$9.93		$12.51		$12.06		$11.50		$10.14		$11.99

Total return (b)	(20.62)%		17.14%		15.41%		24.46%		(8.72)%		19.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,496		$94,816		$85,610		$82,758		$73,762		$83,800
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.50	%(m)	0.50	%(m)	0.51	%(n)	0.52	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.55%		0.70%		1.12%		0.98%		0.88%
Portfolio turnover rate^	2	%(z)	17%		16%		11%		11%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class B			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.51		$12.06		$11.50		$10.14		$11.99		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.07		0.08		0.13		0.11		0.10
Net realized and unrealized gain (loss)	(2.55)		1.95		1.61		2.31		(1.10)		1.90

Total from investment operations	(2.58)		2.02		1.69		2.44		(0.99)		2.00

Less distributions:
Dividends from net investment income	—		(0.53)		(0.31)		(0.18)		(0.19)		(0.17)
Distributions from net realized gains	—		(1.04)		(0.82)		(0.90)		(0.67)		(0.39)

Total dividends and distributions	—		(1.57)		(1.13)		(1.08)		(0.86)		(0.56)

Net asset value, end of period	$9.93		$12.51		$12.06		$11.50		$10.14		$11.99

Total return (b)	(20.62)%		17.14%		15.41%		24.46%		(8.72)%		19.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,836,344		$3,712,223		$3,453,575		$3,291,046		$2,902,334		$3,459,262
Ratio of expenses to average net assets (a)(f)	0.49	%(j)	0.48	%(k)	0.50	%(m)	0.50	%(m)	0.51	%(n)	0.52	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.46)%		0.55%		0.71%		1.14%		0.94%		0.86%
Portfolio turnover rate^	2	%(z)	17%		16%		11%		11%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.52		$12.07		$11.50		$10.14		$11.99		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.10		0.11		0.16		0.14		0.13
Net realized and unrealized gain (loss)	(2.56)		1.96		1.62		2.30		(1.10)		1.90

Total from investment operations	(2.57)		2.06		1.73		2.46		(0.96)		2.03

Less distributions:
Dividends from net investment income	—		(0.57)		(0.34)		(0.20)		(0.22)		(0.20)
Distributions from net realized gains	—		(1.04)		(0.82)		(0.90)		(0.67)		(0.39)

Total dividends and distributions	—		(1.61)		(1.16)		(1.10)		(0.89)		(0.59)

Net asset value, end of period	$9.95		$12.52		$12.07		$11.50		$10.14		$11.99

Total return (b)	(20.53)%		17.41%		15.75%		24.74%		(8.46)%		19.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,891		$37,698		$36,152		$32,984		$30,292		$36,843
Ratio of expenses to average net assets (a)(f)	0.24	%(j)	0.23	%(k)	0.25	%(m)	0.25	%(m)	0.26	%(n)	0.27	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.21)%		0.78%		0.97%		1.38%		1.15%		1.13%
Portfolio turnover rate^	2	%(z)	17%		16%		11%		11%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of June 30, 2022	% of Net Assets
U.S. Treasury Obligations	38.1%
Financials	15.5
Mortgage-Backed Securities	11.8
Asset-Backed Securities	5.5
Commercial Mortgage-Backed Securities	3.7
Foreign Government Securities	3.7
Information Technology	2.9
Consumer Discretionary	2.7
Industrials	2.5
Energy	2.5
Real Estate	1.7
Health Care	1.5
Utilities	1.4
Consumer Staples	1.4
Communication Services	1.3
Materials	1.2
Collateralized Mortgage Obligations	0.3
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class A
Actual	$1,000.00	$896.00	$4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class B
Actual	1,000.00	895.80	4.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76
Class K
Actual	1,000.00	896.60	3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.5%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$322,877
Series 2022-A A 4.300%, 5/17/27§	105,000	103,827
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	115,000	113,086
Series 2021-3 B 0.660%, 2/13/26§	330,000	324,598
Series 2021-3 C 0.980%, 11/15/27§	710,000	681,290
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	87,251	87,115
Series 2020-2 B 0.970%, 2/18/26	15,000	14,700
Series 2021-2 B 0.690%, 1/19/27	190,000	180,763
Series 2021-3 C 1.410%, 8/18/27	425,000	398,250
Series 2022-1 B 2.770%, 4/19/27	680,000	660,612
Series 2022-2 A3 4.380%, 4/18/28	270,000	271,160
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	354,276	326,974
Avid Automobile Receivables Trust,
Series 2021-1 A 0.610%, 1/15/25§	229,673	226,262
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	700,000	670,857
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,170,000	1,125,538
Series 2021-4 A3 0.560%, 9/15/26	560,000	535,038
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	52,866	50,871
Series 2021-N4 C 1.720%, 9/11/28	245,000	236,010
Series 2021-P3 A3 0.700%, 11/10/26	665,000	635,800
Series 2021-P4 A3 1.310%, 1/11/27	865,000	827,820
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	35,244	34,768
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	493,044	446,860
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	299,320	297,956
Series 2021-3A A 1.000%, 5/15/30§	250,000	237,633
Series 2021-4 A 1.260%, 10/15/30§	455,000	428,526
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	283,282	275,302
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	195,000	193,906
Series 2021-2 B 0.580%, 12/15/25	585,000	575,264
Series 2021-3 B 1.110%, 5/15/26	375,000	357,881
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	80,000	79,623
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,228
Series 2021-2A B 0.810%, 1/15/27§	145,000	140,649
Series 2021-3A A 0.330%, 4/15/25§	735,490	725,705
Series 2021-4A C 1.500%, 9/15/27§	155,000	147,417
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	708,412	681,068
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	90,092	90,108
Series 2021-1A B 0.500%, 2/18/25	27,935	27,825
Series 2021-2A B 0.570%, 9/15/25	170,000	167,366
Series 2021-3A B 0.690%, 1/15/26	635,000	624,141
Series 2021-4A B 1.050%, 5/15/26	585,000	566,151
Series 2022-3A B 4.860%, 12/15/26	490,000	491,865
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	59,938
Series 2020-4 C 1.280%, 2/16/27§	65,000	62,686
Series 2021-1 B 0.680%, 2/16/27§	100,000	96,404
Series 2021-2 B 0.930%, 6/15/27§	145,000	138,369
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	1,002,194
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	46,824	46,331
Series 2021-1 A 1.370%, 10/17/33§	275,000	254,801
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	895,000	859,728
Series 2022-1 A3 1.830%, 12/15/26§	325,000	312,451
FREED ABS Trust,
Series 2021-3FP A 0.620%, 11/20/28§	48,469	48,353

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	$55,000	$53,300
Series 2021-1A B 0.820%, 4/15/25§	129,358	128,481
Series 2021-2A B 0.770%, 9/15/25§	335,000	327,627
Series 2021-3A B 0.780%, 11/17/25§	430,000	413,834
Series 2021-4A B 1.530%, 4/15/26§	800,000	768,872
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,510,000	1,460,786
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	18,139	18,097
Series 2020-1 A3 1.840%, 9/16/24	30,938	30,839
Series 2021-2 A2 0.270%, 6/17/24	103,292	102,919
Series 2021-4 A2 0.280%, 11/18/24	408,227	402,944
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	175,116
Harley-Davidson Motorcycle Trust,
Series 2021-B A2 0.240%, 12/16/24	142,358	141,478
Series 2021-B A3 0.560%, 11/16/26	750,000	722,182
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	69,651
Series 2020-2 A3 0.820%, 7/15/24	68,005	67,250
Hyundai Auto Receivables Trust,
Series 2021-B A2 0.240%, 5/15/24	677,530	672,237
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	271,688	267,223
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	494,349
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	644,151
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	95,712	92,900
Series 2021-EA A 0.970%, 12/16/69§	1,202,188	1,086,568
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	606,937
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,151,497
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	37,764	37,651
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	980,531
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	260,000	257,600
Series 2021-1A C 1.530%, 2/15/28§	350,000	330,354
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	49,850
Santander Drive Auto Receivables Trust,
Series 2020-4 C 1.010%, 1/15/26	40,000	39,432
Series 2021-2 C 0.900%, 6/15/26	235,000	227,493
Series 2021-3 B 0.600%, 12/15/25	770,000	754,649
Series 2021-3 C 0.950%, 9/15/27	510,000	490,708
Series 2021-4 B 0.880%, 6/15/26	595,000	577,661
Series 2022-3 B 4.130%, 8/16/27	665,000	658,419
Santander Retail Auto Lease Trust,
Series 2021-C A2 0.290%, 4/22/24§	319,084	316,462
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	314,191
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	329,876	310,602
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	93,839	90,109
TICP CLO XI Ltd.,
Series 2018-11A E 7.063%, 10/20/31 (l)§	595,000	520,771
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	102,003
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	34,514	34,260
Series 2021-C A3 0.430%, 1/15/26	745,000	712,452
United Auto Credit Securitization Trust,
Series 2022-1 B 2.100%, 3/10/25§	160,000	156,939
Westlake Automobile Receivables Trust,
Series 2020-2A C 2.010%, 7/15/25§	195,000	192,764
Series 2020-3A C 1.240%, 11/17/25§	35,000	34,086
Series 2021-1A B 0.640%, 3/16/26§	190,000	185,598
Series 2021-2A B 0.620%, 7/15/26§	240,000	231,182
Series 2021-3A C 1.580%, 1/15/27§	855,000	811,373

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	$13,795	$13,750
Series 2021-C A2 0.220%, 9/16/24	537,871	533,088
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	281,472

Total Asset-Backed Securities		36,448,633

Collateralized Mortgage Obligation (0.3%)
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58 (l)§	2,120,000	1,996,883

Total Collateralized Mortgage Obligation		1,996,883

Commercial Mortgage-Backed Securities (3.7%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	215,634
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	571,201
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	903,147
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	657,685
Series 2022-BNK40 A4 3.507%, 3/15/64 (l)	400,000	374,800
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	755,000	660,811
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	661,083
Series 2021-B29 A5 2.388%, 9/15/54	695,000	596,777
Series 2021-B31 A5 2.669%, 12/15/54	605,000	530,176
BPR Trust,
Series 2021-NRD A 2.859%, 12/15/23 (l)§	420,000	402,027
Series 2022-OANA A 3.177%, 4/15/37 (l)§	310,000	304,126
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	252,336
Series 2014-USA A2 3.953%, 9/15/37§	240,000	225,790
DROP Mortgage Trust,
Series 2021-FILE A 2.474%, 10/15/43 (l)§	420,000	405,206
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	230,734
Series K-F107 AS 0.969%, 3/25/28 (l)	965,083	956,377
FREMF Mortgage Trust,
Series 2015-K48 B 3.769%, 8/25/48 (l)§	3,000,000	2,925,298
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	302,589
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.875%, 6/15/51 (l)	1,190,000	1,089,621
Med Trust,
Series 2021-MDLN A 2.275%, 11/15/38 (l)§	385,000	368,117
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.295%, 8/15/46 (l)	735,000	730,108
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	233,159
Series 2021-L7 A5 2.574%, 10/15/54	775,000	666,776
SPGN Mortgage Trust,
Series 2022-TFLM A 2.829%, 2/15/39 (l)§	760,000	740,746
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5 D 5.149%, 1/15/59 (l)	3,000,000	2,664,674
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	3,685,398
Series 2020-C57 A4 2.118%, 8/15/53	355,000	302,758
Series 2020-C58 A4 2.092%, 7/15/53	100,000	84,002
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,305,029
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	947,314
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	689,239

Total Commercial Mortgage-Backed Securities		24,682,738

Convertible Bonds (0.5%)
Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Haemonetics Corp.
(Zero Coupon), 3/1/26*	1,440,000	1,126,833

Total Health Care		1,126,833

Information Technology (0.3%)
Technology Hardware, Storage & Peripherals (0.3%)
Western Digital Corp. 1.500%, 2/1/24 (e)*	1,900,000	1,805,000

Total Information Technology		1,805,000

Total Convertible Bonds		2,931,833

Corporate Bonds (34.1%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.4%)
CCO Holdings LLC 5.500%, 5/1/26§	124,000	120,716
4.750%, 3/1/30§	112,000	96,721

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 2/1/32§	$198,000	$162,113
4.500%, 5/1/32	283,000	230,951
4.500%, 6/1/33§	324,000	255,960
Level 3 Financing, Inc. 5.250%, 3/15/26	254,000	242,844
Lumen Technologies, Inc. 5.125%, 12/15/26§	320,000	268,816
5.375%, 6/15/29§	344,000	271,949
Series G 6.875%, 1/15/28	266,000	233,083
Series W 6.750%, 12/1/23	126,000	124,740
Sprint Capital Corp. 8.750%, 3/15/32	177,000	213,285
Windstream Escrow LLC 7.750%, 8/15/28§	210,000	168,787
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	300,000	247,500
6.125%, 3/1/28§	314,000	226,865

		2,864,330

Entertainment (0.2%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	457,000	357,603
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	266,000	252,700
6.500%, 5/15/27§	200,000	195,500
Magallanes, Inc. 5.141%, 3/15/52§	370,000	312,522

		1,118,325

Interactive Media & Services (0.0%)†
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	218,000	142,016

Media (0.6%)
DISH DBS Corp. 5.875%, 7/15/22	81,000	81,024
Gray Escrow II, Inc. 5.375%, 11/15/31§	187,000	149,834
Gray Television, Inc. 5.875%, 7/15/26§	160,000	149,200
4.750%, 10/15/30§	246,000	193,417
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	536,000	432,820
Nexstar Media, Inc. 5.625%, 7/15/27§	445,000	409,867
Outfront Media Capital LLC 5.000%, 8/15/27§	389,000	338,430
Paramount Global 6.875%, 4/30/36	170,000	178,078
Sinclair Television Group, Inc. 5.500%, 3/1/30§	220,000	162,525
Sirius XM Radio, Inc. 3.125%, 9/1/26§	322,000	284,294
3.875%, 9/1/31§	226,000	181,365
Stagwell Global LLC 5.625%, 8/15/29§	284,000	226,490
TEGNA, Inc. 4.750%, 3/15/26§	354,000	341,610
5.000%, 9/15/29	152,000	143,740
Univision Communications, Inc. 7.375%, 6/30/30§	117,000	114,639
Videotron Ltd. 3.625%, 6/15/29§	150,000	124,125
VZ Secured Financing BV 5.000%, 1/15/32§	320,000	265,600
Ziggo Bond Co. BV 6.000%, 1/15/27§	348,000	313,635

		4,090,693

Wireless Telecommunication Services (0.1%)
Sprint Corp. 7.875%, 9/15/23	184,000	189,750
7.625%, 3/1/26	140,000	147,289
Vmed O2 UK Financing I plc 4.750%, 7/15/31§	200,000	161,374

		498,413

Total Communication Services		8,713,777

Consumer Discretionary (2.7%)
Auto Components (0.1%)
Aptiv plc 3.100%, 12/1/51	260,000	168,200
Denso Corp. 1.239%, 9/16/26§	565,000	502,594
Icahn Enterprises LP 6.375%, 12/15/25	170,000	160,480

		831,274

Automobiles (0.5%)
BMW US Capital LLC 0.750%, 8/12/24§	1,225,000	1,157,000
Daimler Finance North America LLC
3.350%, 2/22/23§	245,000	244,910
Ford Motor Co. 6.625%, 10/1/28	206,000	203,425
Hyundai Capital America 0.875%, 6/14/24§	270,000	252,590
2.100%, 9/15/28§	285,000	240,037
Kia Corp. 1.000%, 4/16/24§	200,000	190,376
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	305,290
4.350%, 6/8/27§	505,000	495,465

		3,089,093

Distributors (0.1%)
Ferguson Finance plc 4.650%, 4/20/32§	375,000	354,017
Univar Solutions USA, Inc. 5.125%, 12/1/27§	146,000	135,881

		489,898

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	187,413

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.8%)
1011778 BC ULC 5.750%, 4/15/25§	$190,000	$190,713
Caesars Entertainment, Inc. 6.250%, 7/1/25§	391,000	375,849
4.625%, 10/15/29§	177,000	137,617
Carnival Corp. 6.000%, 5/1/29§	213,000	148,834
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	307,000	282,026
CEC Entertainment LLC 6.750%, 5/1/26§	160,000	140,800
Churchill Downs, Inc. 5.500%, 4/1/27§	211,000	198,867
Dave & Buster’s, Inc. 7.625%, 11/1/25§	359,000	352,717
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	299,792
Golden Entertainment, Inc. 7.625%, 4/15/26§	170,000	169,150
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	333,000	316,830
IRB Holding Corp. 7.000%, 6/15/25§	218,000	212,005
Life Time, Inc. 5.750%, 1/15/26§	256,000	229,760
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	253,000	172,672
Powdr Corp. 6.000%, 8/1/25§	81,000	80,494
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	321,000	229,515
Scientific Games Holdings LP 6.625%, 3/1/30§	232,000	196,620
Station Casinos LLC 4.500%, 2/15/28§	473,000	398,408
4.625%, 12/1/31§	241,000	187,377
Vail Resorts, Inc. 6.250%, 5/15/25§	103,000	102,714
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	302,000	263,495
Yum! Brands, Inc. 5.375%, 4/1/32	379,000	347,861

		5,034,116

Household Durables (0.1%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	621,000	549,585
M.D.C. Holdings, Inc. 3.966%, 8/6/61	485,000	278,899
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	16,000	15,644

		844,128

Internet & Direct Marketing Retail (0.2%)
Getty Images, Inc. 9.750%, 3/1/27§	780,000	744,875
Photo Holdings Merger Sub, Inc.
8.500%, 10/1/26§	486,000	367,076
Prosus NV 4.987%, 1/19/52§	475,000	346,750

		1,458,701

Leisure Products (0.3%)
Brunswick Corp. 0.850%, 8/18/24	780,000	722,380
4.400%, 9/15/32	670,000	585,732
Mattel, Inc. 3.750%, 4/1/29§	143,000	128,207
Vista Outdoor, Inc. 4.500%, 3/15/29§	440,000	341,000

		1,777,319

Specialty Retail (0.5%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	102,000	83,870
5.000%, 2/15/32§	231,000	188,842
AutoNation, Inc. 3.500%, 11/15/24	170,000	164,986
3.850%, 3/1/32	425,000	366,290
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	365,000	242,313
eG Global Finance plc 8.500%, 10/30/25§	220,000	212,300
Ken Garff Automotive LLC 4.875%, 9/15/28§	151,000	122,884
LBM Acquisition LLC 6.250%, 1/15/29§	324,000	206,048
LCM Investments Holdings II LLC
4.875%, 5/1/29§	315,000	239,715
O’Reilly Automotive, Inc. 4.700%, 6/15/32	365,000	363,539
Sonic Automotive, Inc. 4.875%, 11/15/31§	202,000	152,005
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	521,000	432,274
SRS Distribution, Inc. 4.625%, 7/1/28§	232,000	203,000
6.000%, 12/1/29§	167,000	131,133
White Cap Buyer LLC 6.875%, 10/15/28§	292,000	233,600

		3,342,799

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc. 4.125%, 8/15/31§	182,000	127,855
G-III Apparel Group Ltd. 7.875%, 8/15/25§	391,000	377,315
Tapestry, Inc. 3.050%, 3/15/32	155,000	126,935

		632,105

Total Consumer Discretionary		17,686,846

Consumer Staples (1.4%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	477,446
Primo Water Holdings, Inc. 4.375%, 4/30/29§	203,000	165,445
Triton Water Holdings, Inc. 6.250%, 4/1/29§	182,000	129,220

		772,111

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Food & Staples Retailing (0.2%)
Performance Food Group, Inc. 6.875%, 5/1/25§	$201,000	$199,995
5.500%, 10/15/27§	100,000	92,375
United Natural Foods, Inc. 6.750%, 10/15/28§	132,000	124,080
US Foods, Inc. 6.250%, 4/15/25§	265,000	264,338
4.625%, 6/1/30§	257,000	218,129
Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	770,000	743,763

		1,642,680

Food Products (0.7%)
B&G Foods, Inc. 5.250%, 4/1/25	188,000	172,268
Bunge Ltd. Finance Corp. 3.000%, 9/25/22	170,000	170,085
J M Smucker Co. (The) 2.125%, 3/15/32	225,000	181,030
JBS USA LUX SA 5.750%, 4/1/33§	695,000	661,238
4.375%, 2/2/52§	60,000	43,273
Kraft Heinz Foods Co. 6.875%, 1/26/39	210,000	231,349
4.375%, 6/1/46	360,000	301,514
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	233,197
0.750%, 9/24/24§	1,300,000	1,210,975
Post Holdings, Inc. 5.750%, 3/1/27§	102,000	98,813
4.625%, 4/15/30§	117,000	98,280
4.500%, 9/15/31§	396,000	324,225
Sigma Holdco BV 7.875%, 5/15/26§	419,000	242,626
Simmons Foods, Inc. 4.625%, 3/1/29§	336,000	282,240
Viterra Finance BV 2.000%, 4/21/26§	225,000	198,762

		4,449,875

Household Products (0.2%)
Central Garden & Pet Co. 4.125%, 10/15/30	76,000	63,019
Church & Dwight Co., Inc. 5.000%, 6/15/52	410,000	423,421
Energizer Holdings, Inc. 4.750%, 6/15/28§	282,000	223,203
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	67,000	49,880
Spectrum Brands, Inc. 5.750%, 7/15/25	80,000	78,808
5.500%, 7/15/30§	50,000	45,250
3.875%, 3/15/31§	244,000	196,091

		1,079,672

Personal Products (0.1%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	334,000	299,932
Prestige Brands, Inc. 3.750%, 4/1/31§	200,000	165,840

		465,772

Tobacco (0.1%)
BAT Capital Corp. 4.700%, 4/2/27	395,000	385,646
4.742%, 3/16/32	275,000	243,047
Reynolds American, Inc. 4.850%, 9/15/23	310,000	313,080

		941,773

Total Consumer Staples		9,351,883

Energy (2.5%)
Energy Equipment & Services (0.0%)†
Precision Drilling Corp. 7.125%, 1/15/26§	170,000	159,375

Oil, Gas & Consumable Fuels (2.5%)
Aethon United BR LP 8.250%, 2/15/26§	214,000	208,115
Antero Resources Corp. 7.625%, 2/1/29§	63,000	64,104
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	306,000	283,341
Blue Racer Midstream LLC 7.625%, 12/15/25§	104,000	98,800
6.625%, 7/15/26§	220,000	200,750
Boardwalk Pipelines LP 3.600%, 9/1/32	265,000	226,722
Chevron Corp. 1.141%, 5/11/23	325,000	319,656
Colgate Energy Partners III LLC 5.875%, 7/1/29§	98,000	85,872
Crescent Energy Finance LLC 7.250%, 5/1/26§	268,000	243,880
Crestwood Midstream Partners LP
5.625%, 5/1/27§	120,000	106,200
6.000%, 2/1/29§	439,000	383,063
CrownRock LP 5.625%, 10/15/25§	465,000	439,425
Delek Logistics Partners LP 6.750%, 5/15/25	325,000	303,063
7.125%, 6/1/28§	200,000	179,000
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	214,000	203,821
Endeavor Energy Resources LP 6.625%, 7/15/25§	46,000	46,136
Energean Israel Finance Ltd. 5.875%, 3/30/31 (m)	3,740,000	3,048,100
Energy Transfer LP 3.600%, 2/1/23	245,000	244,015
7.500%, 7/1/38	170,000	183,463
Genesis Energy LP 8.000%, 1/15/27	116,000	102,370
7.750%, 2/1/28	577,000	498,932
Gray Oak Pipeline LLC 2.000%, 9/15/23§	335,000	326,511
Holly Energy Partners LP 6.375%, 4/15/27§	130,000	122,200
5.000%, 2/1/28§	220,000	188,100
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	225,249

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Kinetik Holdings LP 5.875%, 6/15/30§	$210,000	$199,500
MPLX LP 4.950%, 3/14/52	445,000	389,365
New Fortress Energy, Inc. 6.750%, 9/15/25§	3,580,000	3,383,100
NuStar Logistics LP 5.750%, 10/1/25	183,000	171,105
6.000%, 6/1/26	140,000	128,800
Occidental Petroleum Corp. 6.625%, 9/1/30	161,000	165,830
6.125%, 1/1/31	93,000	94,104
6.450%, 9/15/36	476,000	494,502
ONEOK Partners LP 3.375%, 10/1/22	245,000	245,069
ONEOK, Inc. 7.150%, 1/15/51	120,000	128,199
PBF Logistics LP 6.875%, 5/15/23	229,000	225,565
Pioneer Natural Resources Co. 0.550%, 5/15/23	265,000	258,566
Plains All American Pipeline LP 2.850%, 1/31/23	335,000	333,342
Rockcliff Energy II LLC 5.500%, 10/15/29§	113,000	102,830
Southwestern Energy Co. 7.750%, 10/1/27	174,000	179,420
4.750%, 2/1/32	217,000	185,535
Summit Midstream Holdings LLC
8.500%, 10/15/26§	311,000	278,345
Sunoco LP 4.500%, 4/30/30§	452,000	364,425
Targa Resources Corp. 6.250%, 7/1/52	665,000	666,815

		16,325,305

Total Energy		16,484,680

Financials (15.5%)
Banks (6.9%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.470%, 12/13/29 (k)§	400,000	341,835
ANZ New Zealand Int’l Ltd. 2.166%, 2/18/25§	455,000	435,537
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32 (k)§	485,000	479,424
Bank of America Corp. 3.384%, 4/2/26	730,000	708,009
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.029%, 9/30/27 (k)§	1,105,000	962,454
Bank of Montreal 1.500%, 1/10/25	1,065,000	1,004,997
Bank of New Zealand 2.000%, 2/21/25§	250,000	238,364
2.285%, 1/27/27§	605,000	558,852
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 2.060%, 9/15/23 (k)	6,050,000	6,019,441
3.450%, 4/11/25	955,000	944,130
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24§	240,000	230,410
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	240,000	236,397
BNP Paribas SA
(SOFR + 1.22%), 2.159%, 9/15/29 (k)§	540,000	452,121
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	675,000	661,266
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	115,000	107,733
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	285,000	283,455
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	690,000	685,782
Comerica Bank 2.500%, 7/23/24	250,000	242,836
Commonwealth Bank of Australia
(SOFR + 0.40%), 1.910%, 7/7/25 (k)§	5,725,000	5,616,570
2.552%, 3/14/27§	510,000	476,837
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.980%, 12/15/27 (k)§	510,000	454,517
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26 (k)§	590,000	542,936
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25 (k)§	1,435,000	1,330,110
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%), 0.856%, 9/30/25 (k)§	1,220,000	1,135,870
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	315,111
HSBC Bank Canada 0.950%, 5/14/23§	350,000	343,136

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Holdings plc
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	$685,000	$667,236
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	335,000	282,038
Huntington National Bank (The)
(SOFR + 1.21%), 4.008%, 5/16/25 (k)	265,000	265,004
ING Groep NV
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	570,000	542,579
JPMorgan Chase & Co.
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	795,000	787,242
KeyBank NA 4.390%, 12/14/27	250,000	250,000
Lloyds Banking Group plc 4.050%, 8/16/23	350,000	351,108
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26 (k)	710,000	691,516
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.837%, 4/17/26 (k)	1,005,000	993,174
National Australia Bank Ltd. 1.388%, 1/12/25§	720,000	681,073
(SOFR + 0.38%), 1.890%, 1/12/25 (k)§	1,550,000	1,519,428
3.905%, 6/9/27	890,000	880,595
National Bank of Canada 0.750%, 8/6/24	1,580,000	1,479,368
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	235,000	237,188
NatWest Markets plc 2.375%, 5/21/23§	350,000	345,516
Nordea Bank Abp 1.500%, 9/30/26§	1,105,000	980,926
Royal Bank of Canada 3.625%, 5/4/27	1,435,000	1,395,369
Santander Holdings USA, Inc. 3.450%, 6/2/25	495,000	476,724
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	305,000	271,023
Societe Generale SA 2.625%, 1/22/25§	240,000	228,098
4.677%, 6/15/27§	1,395,000	1,387,312
Standard Chartered plc 3.950%, 1/11/23§	325,000	324,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 2.608%, 1/12/28 (k)§	260,000	233,144
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32 (k)§	375,000	301,426
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	795,000	676,233
Sumitomo Mitsui Trust Bank Ltd.
0.850%, 3/25/24§	320,000	303,815
2.550%, 3/10/25§	365,000	350,567
Swedbank AB 3.356%, 4/4/25§	1,045,000	1,027,990
Toronto-Dominion Bank (The) 4.108%, 6/8/27	765,000	756,254
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	145,000	130,110
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	130,000	111,760
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	314,707
US Bancorp 1.450%, 5/12/25	150,000	140,781
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	255,000	208,208
Wells Fargo & Co.
(SOFR + 2.13%), 4.611%, 4/25/53 (k)	710,000	659,028
Westpac Banking Corp. 3.735%, 8/26/25	855,000	852,381
1.953%, 11/20/28	265,000	230,789

		46,141,971

Capital Markets (3.0%)
Ares Capital Corp. 4.250%, 3/1/25	695,000	663,898
2.875%, 6/15/28	475,000	374,530
Ares Finance Co. IV LLC 3.650%, 2/1/52§	460,000	322,352
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	387,440
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	310,000	274,776
Barings BDC, Inc. 3.300%, 11/23/26§	170,000	147,166
Blackstone Private Credit Fund 2.625%, 12/15/26§	1,105,000	924,448
Blackstone Secured Lending Fund
2.850%, 9/30/28	480,000	386,818
Blue Owl Finance LLC 4.375%, 2/15/32§	755,000	635,737
Charles Schwab Corp. (The)
2.450%, 3/3/27	265,000	247,447
Credit Suisse AG 3.700%, 2/21/25	910,000	890,308

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 8/7/26	$730,000	$638,233
Deutsche Bank AG
(SOFR + 1.13%), 1.447%, 4/1/25 (k)	300,000	280,473
4.162%, 5/13/25	150,000	149,239
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	770,000	666,293
FS KKR Capital Corp. 3.250%, 7/15/27	15,000	12,786
3.125%, 10/12/28	545,000	439,209
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	795,000	711,768
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,190,000	2,668,753
Hercules Capital, Inc. 3.375%, 1/20/27	610,000	540,190
Intercontinental Exchange, Inc. 4.600%, 3/15/33	400,000	398,621
KKR Group Finance Co. XII LLC 4.850%, 5/17/32§	330,000	326,561
Macquarie Group Ltd.
(SOFR + 2.13%), 4.098%, 6/21/28 (k)§	685,000	655,176
Main Street Capital Corp. 3.000%, 7/14/26	615,000	539,784
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27§	455,000	414,188
Nomura Holdings, Inc. 2.329%, 1/22/27	1,100,000	976,964
5.605%, 7/6/29	900,000	901,946
Northern Trust Corp. 4.000%, 5/10/27	470,000	472,858
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	140,000	133,969
Owl Rock Capital Corp. 3.750%, 7/22/25	260,000	241,000
OWL Rock Core Income Corp. 5.500%, 3/21/25§	435,000	417,507
Owl Rock Technology Finance Corp.
4.750%, 12/15/25§	870,000	825,496
State Street Corp.
(SOFR + 0.56%), 1.684%, 11/18/27 (k)	275,000	247,206
UBS AG 0.700%, 8/9/24§	1,500,000	1,408,059
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%),
4.488%, 5/12/26 (k)§	465,000	463,500

		19,784,699

Consumer Finance (2.3%)
AerCap Ireland Capital DAC 3.150%, 2/15/24	155,000	150,086
Ally Financial, Inc. 4.750%, 6/9/27	975,000	937,238
American Express Co. 2.550%, 3/4/27	735,000	684,361
4.050%, 5/3/29	370,000	363,954
American Honda Finance Corp. 2.250%, 1/12/29	925,000	815,172
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	379,038
Capital One Financial Corp. (SOFR + 0.69%),
1.343%, 12/6/24 (k)	575,000	553,209
(SOFR + 0.69%),
2.200%, 12/6/24 (k)	4,695,000	4,569,120
(SOFR + 2.06%),
4.927%, 5/10/28 (k)	725,000	717,487
(SOFR + 1.34%),
2.359%, 7/29/32 (k)	245,000	187,016
(SOFR + 1.27%),
2.618%, 11/2/32 (k)	140,000	113,823
Curo Group Holdings Corp. 7.500%, 8/1/28§	384,000	240,960
Enova International, Inc. 8.500%, 9/1/24§	366,000	338,550
Ford Motor Credit Co. LLC 4.000%, 11/13/30	410,000	331,493
General Motors Financial Co., Inc.
3.700%, 5/9/23	240,000	239,926
3.800%, 4/7/25	525,000	511,976
5.250%, 3/1/26	170,000	170,535
5.000%, 4/9/27	630,000	619,901
Hyundai Capital Services, Inc. 3.750%, 3/5/23§	325,000	325,215
2.125%, 4/24/25§	270,000	254,853
PACCAR Financial Corp. 0.500%, 8/9/24	1,525,000	1,433,226
Synchrony Financial 4.875%, 6/13/25	880,000	870,662
Toyota Motor Credit Corp. 4.450%, 6/29/29	680,000	689,626

		15,497,427

Diversified Financial Services (0.7%)
AIG Global Funding 2.300%, 7/1/22§	350,000	349,999
0.650%, 6/17/24§	460,000	433,266
Antares Holdings LP 3.750%, 7/15/27§	625,000	535,554
Armor Holdco, Inc. 8.500%, 11/15/29§	176,000	146,080
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	107,845
Jackson Financial, Inc. 5.170%, 6/8/27	390,000	387,112
4.000%, 11/23/51§	230,000	162,638
LSEGA Financing plc 0.650%, 4/6/24§	865,000	817,877
National Rural Utilities Cooperative Finance Corp.
1.875%, 2/7/25	460,000	438,924
1.650%, 6/15/31	70,000	55,702

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
ORIX Corp. 3.250%, 12/4/24	$230,000	$226,244
Shift4 Payments LLC 4.625%, 11/1/26§	413,000	365,505
Verscend Escrow Corp. 9.750%, 8/15/26§	501,000	487,223

		4,513,969

Insurance (2.5%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	497,000	441,028
AmWINS Group, Inc. 4.875%, 6/30/29§	192,000	158,018
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	366,149
Assurant, Inc. 4.200%, 9/27/23	170,000	170,944
Athene Global Funding 1.716%, 1/7/25§	105,000	97,891
3.205%, 3/8/27§	695,000	631,781
2.646%, 10/4/31§	445,000	360,889
Brighthouse Financial Global Funding
0.600%, 6/28/23§	560,000	542,780
1.200%, 12/15/23§	720,000	693,192
1.750%, 1/13/25§	85,000	79,134
Brown & Brown, Inc. 4.950%, 3/17/52	370,000	327,524
CNO Global Funding 2.650%, 1/6/29§	775,000	676,601
Everest Reinsurance Holdings, Inc.
3.125%, 10/15/52	785,000	557,445
F&G Global Funding 5.150%, 7/7/25§	935,000	939,172
2.000%, 9/20/28§	520,000	438,048
GA Global Funding Trust 1.250%, 12/8/23§	755,000	727,672
2.250%, 1/6/27§	775,000	704,875
Globe Life, Inc. 4.800%, 6/15/32	90,000	89,060
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	145,206
Hill City Funding Trust 4.046%, 8/15/41§	690,000	508,864
HUB International Ltd. 7.000%, 5/1/26§	712,000	670,384
Jackson National Life Global Funding
1.750%, 1/12/25§	750,000	709,011
Lincoln National Corp. 3.400%, 3/1/32	295,000	257,982
Manulife Financial Corp. 3.703%, 3/16/32	275,000	252,066
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	254,099
Met Tower Global Funding 0.700%, 4/5/24§	860,000	816,388
Metropolitan Life Global Funding
I 0.700%, 9/27/24§	710,000	663,383
Principal Life Global Funding II 0.750%, 4/12/24§	550,000	521,518
Protective Life Global Funding 0.502%, 4/12/23§	860,000	841,541
0.781%, 7/5/24§	630,000	592,243
4.714%, 7/6/27§	940,000	946,319
Reliance Standard Life Global Funding II
3.850%, 9/19/23§	150,000	150,115
1.512%, 9/28/26§	305,000	271,622
RGA Global Funding 2.700%, 1/18/29§	590,000	523,693
Trustage Financial Group, Inc. 4.625%, 4/15/32§	290,000	268,240
Willis North America, Inc. 4.650%, 6/15/27	280,000	275,948

		16,670,825

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	226,000	193,795
6.625%, 1/15/27§	188,000	142,880
PHH Mortgage Corp. 7.875%, 3/15/26§	160,000	143,400
Rocket Mortgage LLC 2.875%, 10/15/26§	164,000	135,481

		615,556

Total Financials		103,224,447

Health Care (1.3%)
Biotechnology (0.0%)†
CSL Finance plc 4.250%, 4/27/32§	150,000	146,927
Grifols Escrow Issuer SA 4.750%, 10/15/28§	200,000	173,500

		320,427

Health Care Equipment & Supplies (0.2%)
DH Europe Finance II Sarl 2.200%, 11/15/24	240,000	230,693
Medline Borrower LP 3.875%, 4/1/29§	250,000	213,175
5.250%, 10/1/29§	328,000	271,322
Varex Imaging Corp. 7.875%, 10/15/27§	324,000	307,395

		1,022,585

Health Care Providers & Services (0.7%)
AdaptHealth LLC 6.125%, 8/1/28§	199,000	176,075
5.125%, 3/1/30§	215,000	180,600
Aetna, Inc. 2.800%, 6/15/23	325,000	321,767
AmerisourceBergen Corp. 0.737%, 3/15/23	291,000	285,948
Centene Corp. 3.000%, 10/15/30	70,000	58,012
CVS Health Corp. 4.300%, 3/25/28	38,000	37,495
HCA, Inc. 7.690%, 6/15/25	180,000	191,124
4.625%, 3/15/52§	600,000	479,627

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
HealthEquity, Inc. 4.500%, 10/1/29§	$522,000	$455,445
Humana, Inc. 0.650%, 8/3/23	1,100,000	1,065,104
McKesson Corp. 1.300%, 8/15/26	490,000	437,159
Tenet Healthcare Corp. 4.875%, 1/1/26§	375,000	345,000
6.125%, 6/15/30§	190,000	179,079
US Acute Care Solutions LLC 6.375%, 3/1/26§	263,000	234,399

		4,446,834

Health Care Technology (0.0%)†
IQVIA, Inc. 5.000%, 10/15/26§	200,000	190,250

Pharmaceuticals (0.4%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	327,000	233,805
Bausch Health Cos., Inc. 5.500%, 11/1/25§	428,000	375,035
6.250%, 2/15/29§	186,000	99,633
Bayer US Finance II LLC 3.375%, 7/15/24§	170,000	167,153
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	419,000	392,813
3.500%, 4/1/30§	255,000	209,737
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	200,000	167,000
Johnson & Johnson 3.400%, 1/15/38	405,000	363,583
Organon & Co. 5.125%, 4/30/31§	200,000	173,856
P&L Development LLC 7.750%, 11/15/25§	237,000	167,381

		2,349,996

Total Health Care		8,330,092

Industrials (2.5%)
Aerospace & Defense (0.2%)
Huntington Ingalls Industries, Inc.
0.670%, 8/16/23	1,525,000	1,464,641
Rolls-Royce plc 5.750%, 10/15/27§	200,000	180,260

		1,644,901

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	44,000	43,023
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	236,000	169,920
Fortune Brands Home & Security, Inc.
4.500%, 3/25/52	580,000	448,220
JELD-WEN, Inc. 6.250%, 5/15/25§	177,000	170,363
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	202,000	167,913
Standard Industries, Inc. 4.375%, 7/15/30§	238,000	186,830
Summit Materials LLC 5.250%, 1/15/29§	271,000	236,810

		1,423,079

Commercial Services & Supplies (0.7%)
ACCO Brands Corp. 4.250%, 3/15/29§	90,000	73,575
ADT Security Corp. (The) 4.125%, 6/15/23	116,000	113,680
4.875%, 7/15/32§	350,000	279,125
Allied Universal Holdco LLC 6.625%, 7/15/26§	527,000	485,773
9.750%, 7/15/27§	329,000	278,416
6.000%, 6/1/29§	48,000	35,640
Aramark Services, Inc. 5.000%, 4/1/25§	152,000	146,300
6.375%, 5/1/25§	264,000	258,060
Cimpress plc 7.000%, 6/15/26§	150,000	118,125
Garda World Security Corp. 9.500%, 11/1/27§	615,000	563,033
6.000%, 6/1/29§	220,000	169,125
GFL Environmental, Inc. 5.125%, 12/15/26§	190,000	180,500
4.750%, 6/15/29§	206,000	172,525
KAR Auction Services, Inc. 5.125%, 6/1/25§	864,000	814,320
Madison IAQ LLC 5.875%, 6/30/29§	125,000	95,313
Matthews International Corp. 5.250%, 12/1/25§	487,000	450,202
Nielsen Finance LLC 5.875%, 10/1/30§	262,000	239,892
4.750%, 7/15/31§	212,000	190,800

		4,664,404

Construction & Engineering (0.1%)
Dycom Industries, Inc. 4.500%, 4/15/29§	338,000	295,006
Pike Corp. 5.500%, 9/1/28§	362,000	288,695
Weekley Homes LLC 4.875%, 9/15/28§	171,000	134,235

		717,936

Machinery (0.4%)
ATS Automation Tooling Systems, Inc.
4.125%, 12/15/28§	248,000	209,493
CNH Industrial Capital LLC 3.950%, 5/23/25	795,000	785,846
Daimler Trucks Finance North America LLC
3.650%, 4/7/27§	615,000	588,694
Parker-Hannifin Corp. 4.250%, 9/15/27	420,000	418,318
Welbilt, Inc. 9.500%, 2/15/24	488,000	486,195

		2,488,546

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	$270,000	$233,213
Science Applications International Corp.
4.875%, 4/1/28§	170,000	157,993

		391,206

Road & Rail (0.6%)
Burlington Northern Santa Fe LLC
4.450%, 1/15/53	340,000	330,746
NESCO Holdings II, Inc. 5.500%, 4/15/29§	314,000	263,760
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	230,000	230,119
4.400%, 7/1/27§	640,000	628,663
Ryder System, Inc. 3.350%, 9/1/25	160,000	154,499
2.850%, 3/1/27	370,000	343,980
4.300%, 6/15/27	340,000	332,534
Triton Container International Ltd.
0.800%, 8/1/23§	790,000	748,588
Watco Cos. LLC 6.500%, 6/15/27§	721,000	650,703
XPO Logistics, Inc. 6.250%, 5/1/25§	114,000	113,287

		3,796,879

Trading Companies & Distributors (0.2%)
Air Lease Corp. 1.875%, 8/15/26	300,000	260,844
Aircastle Ltd. 2.850%, 1/26/28§	450,000	372,082
Aviation Capital Group LLC 3.875%, 5/1/23§	325,000	322,188
GATX Corp. 3.500%, 6/1/32	245,000	215,084
WESCO Distribution, Inc. 7.125%, 6/15/25§	60,000	59,550
7.250%, 6/15/28§	215,000	211,895

		1,441,643

Total Industrials		16,568,594

Information Technology (2.6%)
Communications Equipment (0.2%)
CommScope Technologies LLC 6.000%, 6/15/25§	232,000	200,680
CommScope, Inc. 6.000%, 3/1/26§	414,000	383,178
8.250%, 3/1/27§	247,000	198,217
4.750%, 9/1/29§	376,000	302,962
Motorola Solutions, Inc. 5.600%, 6/1/32	45,000	45,346

		1,130,383

Electronic Equipment, Instruments & Components (0.3%)
Avnet, Inc. 5.500%, 6/1/32	415,000	406,231
CDW LLC 3.276%, 12/1/28	725,000	623,123
Flex Ltd. 4.875%, 6/15/29	50,000	48,359
II-VI, Inc. 5.000%, 12/15/29§	156,000	136,625
Jabil, Inc. 4.250%, 5/15/27	470,000	457,248
Likewize Corp. 9.750%, 10/15/25§	268,000	254,654

		1,926,240

IT Services (0.5%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	160,000	132,501
Black Knight InfoServ LLC 3.625%, 9/1/28§	147,000	127,717
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	610,000	558,150
7.000%, 1/15/26§	254,000	240,030
DXC Technology Co. 2.375%, 9/15/28	790,000	679,824
Global Payments, Inc. 1.500%, 11/15/24	450,000	422,325
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	157,000
Northwest Fiber LLC 6.000%, 2/15/28§	121,000	88,935
PayPal Holdings, Inc. 5.050%, 6/1/52	550,000	549,797
Unisys Corp. 6.875%, 11/1/27§	355,000	308,850
Western Union Co. (The) 1.350%, 3/15/26	175,000	156,525

		3,421,654

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc. 4.000%, 4/15/29§	375,000	347,882
KLA Corp. 4.950%, 7/15/52	665,000	670,027
Marvell Technology, Inc. 4.200%, 6/22/23	165,000	164,615
Microchip Technology, Inc. 2.670%, 9/1/23	115,000	113,116
NXP BV 4.400%, 6/1/27	90,000	88,639
Qorvo, Inc. 1.750%, 12/15/24§	165,000	154,130
QUALCOMM, Inc. 4.500%, 5/20/52	695,000	685,838

		2,224,247

Software (1.1%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	323,000	311,695
Boxer Parent Co., Inc. 7.125%, 10/2/25§	260,000	245,804
Camelot Finance SA 4.500%, 11/1/26§	434,000	397,110
Central Parent, Inc. 7.250%, 6/15/29§	188,000	180,950
Change Healthcare Holdings LLC
5.750%, 3/1/25§	827,000	806,325

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	$529,000	$432,649
Condor Merger Sub, Inc. 7.375%, 2/15/30§	253,000	206,669
Helios Software Holdings, Inc. 4.625%, 5/1/28§	534,000	427,867
Infor, Inc. 1.450%, 7/15/23§	80,000	77,743
LogMeIn, Inc. 5.500%, 9/1/27§	286,000	195,910
Minerva Merger Sub, Inc. 6.500%, 2/15/30§	488,000	405,040
NCR Corp. 5.000%, 10/1/28§	297,000	253,192
5.125%, 4/15/29§	431,000	364,195
NortonLifeLock, Inc. 5.000%, 4/15/25§	52,000	50,830
Open Text Holdings, Inc. 4.125%, 12/1/31§	283,000	233,832
Oracle Corp. 3.850%, 7/15/36	170,000	137,876
Rocket Software, Inc. 6.500%, 2/15/29§	412,000	299,730
SS&C Technologies, Inc. 5.500%, 9/30/27§	765,000	713,363
VMware, Inc. 0.600%, 8/15/23	1,500,000	1,449,153
ZoomInfo Technologies LLC 3.875%, 2/1/29§	365,000	306,983

		7,496,916

Technology Hardware, Storage & Peripherals (0.2%)
HP, Inc. 4.750%, 1/15/28	740,000	732,426
4.200%, 4/15/32	690,000	618,189
Western Digital Corp. 3.100%, 2/1/32	65,000	50,128

		1,400,743

Total Information Technology		17,600,183

Materials (1.2%)
Chemicals (0.5%)
Avient Corp. 5.750%, 5/15/25§	130,000	124,800
Cabot Corp. 5.000%, 6/30/32	360,000	350,112
Diamond BC BV 4.625%, 10/1/29§	79,000	63,176
Illuminate Buyer LLC 9.000%, 7/1/28§	707,000	558,530
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	167,298
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	244,000	204,960
Minerals Technologies, Inc. 5.000%, 7/1/28§	313,000	271,527
NOVA Chemicals Corp. 4.875%, 6/1/24§	128,000	121,600
Nufarm Australia Ltd. 5.000%, 1/27/30§	228,000	191,520
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	314,171
6.250%, 10/1/29§	200,000	138,582
Sherwin-Williams Co. (The) 2.900%, 3/15/52	350,000	239,309
WR Grace Holdings LLC 5.625%, 8/15/29§	454,000	334,258

		3,079,843

Containers & Packaging (0.6%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	280,000	277,463
ARD Finance SA 6.500%, 6/30/27 PIK§	200,000	148,500
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	168,000
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	338,020
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	279,000	239,270
Crown Americas LLC 5.250%, 4/1/30§	372,000	344,100
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	321,000	265,323
LABL, Inc. 6.750%, 7/15/26§	258,000	231,168
10.500%, 7/15/27§	447,000	377,067
5.875%, 11/1/28§	164,000	132,020
Mauser Packaging Solutions Holding Co.
5.500%, 4/15/24§	464,000	441,960
7.250%, 4/15/25§	824,000	716,880
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	236,000	219,520
Trivium Packaging Finance BV 5.500%, 8/15/26(e)§	450,000	422,797

		4,322,088

Metals & Mining (0.1%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	268,000	205,101
Nucor Corp. 3.950%, 5/23/25	330,000	329,205

		534,306

Total Materials		7,936,237

Real Estate (1.7%)
Equity Real Estate Investment Trusts (REITs) (0.6%)
American Campus Communities Operating Partnership LP (REIT)
2.250%, 1/15/29	255,000	234,540
Crown Castle International Corp. (REIT)
2.900%, 3/15/27	590,000	546,356
Extra Space Storage LP (REIT) 3.900%, 4/1/29	185,000	173,447
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	304,000	270,560
Kilroy Realty LP (REIT) 2.650%, 11/15/33	490,000	379,426
Life Storage LP (REIT) 2.400%, 10/15/31	475,000	379,224

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value (Note 1)
Office Properties Income Trust (REIT)
2.400%, 2/1/27	$465,000	$381,203
3.450%, 10/15/31	450,000	336,626
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	243,000	221,239
4.875%, 5/15/29§	345,000	295,831
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	54,082
Simon Property Group LP (REIT) 1.750%, 2/1/28	95,000	81,096
VICI Properties LP (REIT) 4.625%, 6/15/25§	248,000	235,910
Welltower, Inc. (REIT) 2.750%, 1/15/32	290,000	242,546
XHR LP (REIT) 6.375%, 8/15/25§	251,000	237,195
4.875%, 6/1/29§	111,000	94,350

		4,163,631

Real Estate Management & Development (1.1%)
Country Garden Holdings Co. Ltd.
4.800%, 8/6/30 (m)	6,510,000	2,766,750
3.875%, 10/22/30 (m)	3,260,000	1,352,900
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	153,000	142,099
Greystar Real Estate Partners LLC
5.750%, 12/1/25§	476,000	449,820
Howard Hughes Corp. (The) 4.375%, 2/1/31§	181,000	134,392
Vanke Real Estate Hong Kong Co. Ltd.
3.975%, 11/9/27 (m)	2,615,000	2,291,067

		7,137,028

Total Real Estate		11,300,659

Utilities (1.4%)
Electric Utilities (1.1%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	150,000	105,703
American Electric Power Co., Inc.
2.031%, 3/15/24	430,000	416,559
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)	395,000	304,150
Baltimore Gas & Electric Co. 4.550%, 6/1/52	265,000	256,994
Duke Energy Corp. 3.150%, 8/15/27	170,000	161,020
Edison International 4.950%, 4/15/25	155,000	155,465
Enel Finance International NV 5.500%, 6/15/52§	605,000	577,370
Entergy Corp. 0.900%, 9/15/25	145,000	130,800
Eversource Energy 4.600%, 7/1/27	575,000	580,192
Exelon Corp. 4.100%, 3/15/52§	290,000	249,311
Fells Point Funding Trust 3.046%, 1/31/27§	440,000	406,082
Interstate Power & Light Co. 3.100%, 11/30/51	355,000	261,737
New England Power Co. 2.807%, 10/6/50§	130,000	88,138
NextEra Energy Capital Holdings, Inc.
0.650%, 3/1/23	280,000	275,195
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.800%, 3/15/82 (k)	315,000	253,802
Pacific Gas and Electric Co.
(United States SOFR Compounded Index + 1.15%), 2.660%, 11/14/22 (k)	95,000	94,837
4.950%, 6/8/25	470,000	461,580
Public Service Electric & Gas Co. 2.700%, 5/1/50	40,000	29,040
Southern California Edison Co.
(SOFR + 0.47%), 1.980%, 12/2/22 (k)	335,000	334,263
1.100%, 4/1/24	655,000	625,133
Series E 5.450%, 6/1/52	340,000	333,378
Southern Co. (The) 5.113%, 8/1/27 (e)	245,000	247,847
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	75,000	57,820
Vistra Operations Co. LLC 5.125%, 5/13/25§	1,210,000	1,195,553

		7,601,969

Gas Utilities (0.0%)†
Southwest Gas Corp. 3.180%, 8/15/51	405,000	284,799

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The) 3.300%, 7/15/25§	110,000	104,131
Oglethorpe Power Corp. 4.500%, 4/1/47§	170,000	148,380

		252,511

Multi-Utilities (0.2%)
Ameren Corp. 1.750%, 3/15/28	90,000	77,678
DTE Energy Co.
Series C 2.529%, 10/1/24 (e)	170,000	163,896
Puget Energy, Inc. 4.224%, 3/15/32	245,000	226,217
Sempra Energy 3.700%, 4/1/29	255,000	240,796
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	505,000	409,050

		1,117,637

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

	Principal Amount		Value (Note 1)
Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		$345,000	$322,575

Total Utilities			9,579,491

Total Corporate Bonds			226,776,889

Foreign Government Securities (3.7%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	41,290,000	9,513,417
Notas do Tesouro Nacional 10.000%, 1/1/31	BRL	67,020,000	10,927,736
Titulos de Tesoreria Series B 7.000%, 3/26/31	COP	22,600,000,000	4,115,490

Total Foreign Government Securities			24,556,643

Mortgage-Backed Securities (11.8%)
FHLMC UMBS 4.000%, 6/1/38		$8,918	9,002
4.000%, 8/1/48		126,540	126,504
4.000%, 11/1/48		7,260	7,249
4.000%, 2/1/49		57,052	56,947
4.000%, 7/1/49		273,882	273,206
4.000%, 12/1/49		7,329	7,304
2.500%, 5/1/50		379,074	343,601
2.500%, 6/1/50		409,984	371,618
2.000%, 11/1/50		287,551	251,711
2.500%, 3/1/52		4,005,426	3,614,018
2.500%, 4/1/52		6,258,138	5,644,152
FNMA UMBS 4.000%, 10/1/48		297,507	297,144
3.500%, 8/1/49		2,426,562	2,364,987
3.000%, 7/1/50		1,806,375	1,699,976
3.000%, 8/1/50		902,777	849,601
2.500%, 9/1/50		217,842	197,456
3.500%, 1/1/51		3,103,011	3,023,301
2.000%, 2/1/52		21,291,371	18,552,244
3.000%, 3/1/52		3,013,712	2,816,186
3.000%, 4/1/52		2,853,720	2,664,897
2.500%, 5/1/52		3,031,143	2,733,757
4.000%, 6/1/52		32,645,199	32,266,182
GNMA 3.500%, 12/20/49		640,669	627,370

Total Mortgage-Backed Securities			78,798,413

U.S. Treasury Obligations (38.1%)
U.S. Treasury Bonds 6.000%, 2/15/26		990,000	1,090,164
5.250%, 11/15/28		1,050,000	1,182,152
1.125%, 5/15/40		3,340,000	2,338,071
1.750%, 8/15/41		16,470,000	12,604,697
2.000%, 11/15/41		5,505,000	4,397,979
2.375%, 2/15/42		935,000	797,526
2.000%, 2/15/50		1,975,000	1,543,586
1.625%, 11/15/50		710,000	503,878
1.875%, 2/15/51		1,270,000	961,231
2.375%, 5/15/51		7,640,000	6,503,550
2.000%, 8/15/51		47,190,000	36,793,453
2.250%, 2/15/52		30,445,000	25,274,109
U.S. Treasury Notes (US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.793%, 10/31/23 (k)		17,940,000	17,966,569
(US Treasury 3 Month Bill Money Market Yield - 0.08%), 1.683%, 4/30/24 (k)		35,060,000	35,021,680
2.625%, 5/31/27		2,760,000	2,711,961
1.875%, 2/15/32		107,885,000	98,006,780
2.875%, 5/15/32		5,505,000	5,458,554

Total U.S. Treasury Obligations			253,155,940

Total Long-Term Debt Securities (97.7%) (Cost $703,366,707)			649,347,972

Total Investments in Securities (97.7%) (Cost $703,366,707)			649,347,972
Other Assets Less Liabilities (2.3%)			14,985,491

Net Assets (100%)			$664,333,463

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2022, the market value of these securities amounted to $151,372,601 or 22.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of June 30, 2022. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2022.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2022.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2022, the market value of these securities amounted to $9,458,817 or 1.4% of net assets.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
JPY	— Japanese Yen
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
PLN	— Polish Zloty
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of June 30, 2022 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	100	9/2022	USD	11,225,000	(111,107)
U.S. Treasury 10 Year Note	94	9/2022	USD	11,141,937	(144,639)
U.S. Treasury Ultra Bond	342	9/2022	USD	52,785,562	(535,605)

					(791,351)

Short Contracts
U.S. Treasury 5 Year Note	(690)	9/2022	USD	(77,452,500)	(789,637)

					(789,637)

					(1,580,988)

Forward Foreign Currency Contracts outstanding as of June 30, 2022 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,518,174	SEK	172,300,000	HSBC Bank plc	7/7/2022	674,125
USD	12,029,687	BRL	60,040,000	HSBC Bank plc**	7/18/2022	603,739
USD	17,329,192	CAD	22,150,000	JPMorgan Chase Bank	7/25/2022	121,406
USD	14,073,081	PLN	61,930,000	Goldman Sachs Bank USA	7/27/2022	298,341
USD	9,284,965	COP	37,190,000,000	JPMorgan Chase Bank**	7/28/2022	365,799
USD	20,626,734	KRW	25,900,000,000	Citibank NA**	7/28/2022	672,494
USD	9,949,906	CNY	66,340,000	HSBC Bank plc**	8/18/2022	39,952
USD	7,073,336	CLP	6,250,000,000	HSBC Bank plc**	9/6/2022	353,511
USD	46,495,564	AUD	66,860,000	JPMorgan Chase Bank	9/7/2022	319,387

Total unrealized appreciation						3,448,754

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
SEK	172,300,000	USD	18,340,323	HSBC Bank plc	7/7/2022	(1,496,274)
CAD	22,150,000	USD	17,387,550	JPMorgan Chase Bank	7/25/2022	(179,764)
USD	9,806,202	CAD	12,650,000	Goldman Sachs Bank USA	7/25/2022	(21,270)
EUR	14,800,000	USD	16,124,452	Barclays Bank plc	7/26/2022	(592,897)
EUR	9,600,000	USD	10,205,244	HSBC Bank plc	7/26/2022	(130,721)
PLN	76,200,000	USD	17,503,158	Citibank NA	7/27/2022	(554,423)
USD	3,154,707	PLN	14,270,000	JPMorgan Chase Bank	7/27/2022	(19,289)
COP	19,360,000,000	USD	4,682,436	JPMorgan Chase Bank**	7/28/2022	(39,385)
KRW	25,900,000,000	USD	20,410,897	Citibank NA**	7/28/2022	(456,657)
USD	9,177,994	PEN	35,450,000	HSBC Bank plc**	8/9/2022	(45,164)
USD	19,818,333	CNY	135,710,000	HSBC Bank plc**	8/18/2022	(454,198)
CLP	17,830,000,000	USD	22,364,378	HSBC Bank plc**	9/6/2022	(3,194,063)
AUD	10,300,000	USD	7,116,486	JPMorgan Chase Bank	9/7/2022	(2,896)
USD	9,674,883	AUD	14,060,000	JPMorgan Chase Bank	9/7/2022	(35,513)
JPY	2,629,000,000	USD	19,835,541	JPMorgan Chase Bank	9/26/2022	(341,188)

Total unrealized depreciation						(7,563,702)

Net unrealized depreciation						(4,114,948)

**	Non-deliverable forward.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$36,448,633	$—	$36,448,633
Collateralized Mortgage Obligation	—	1,996,883	—	1,996,883
Commercial Mortgage-Backed Securities	—	24,682,738	—	24,682,738
Convertible Bonds
Health Care	—	1,126,833	—	1,126,833
Information Technology	—	1,805,000	—	1,805,000
Corporate Bonds
Communication Services	—	8,713,777	—	8,713,777
Consumer Discretionary	—	17,686,846	—	17,686,846
Consumer Staples	—	9,351,883	—	9,351,883
Energy	—	16,484,680	—	16,484,680
Financials	—	103,224,447	—	103,224,447
Health Care	—	8,330,092	—	8,330,092
Industrials	—	16,568,594	—	16,568,594
Information Technology	—	17,600,183	—	17,600,183
Materials	—	7,936,237	—	7,936,237
Real Estate	—	11,300,659	—	11,300,659
Utilities	—	9,579,491	—	9,579,491
Foreign Government Securities	—	24,556,643	—	24,556,643
Forward Currency Contracts	—	3,448,754	—	3,448,754
Mortgage-Backed Securities	—	78,798,413	—	78,798,413

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Treasury Obligations	$—	$253,155,940	$—	$253,155,940

Total Assets	$—	$652,796,726	$—	$652,796,726

Liabilities:
Forward Currency Contracts	$—	$(7,563,702)	$—	$(7,563,702)
Futures	(1,580,988)	—	—	(1,580,988)

Total Liabilities	$(1,580,988)	$(7,563,702)	$—	$(9,144,690)

Total	$(1,580,988)	$645,233,024	$—	$643,652,036

Fair Values of Derivative Instruments as of June 30, 2022:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$3,448,754

Total		$3,448,754

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,580,988)*
Foreign exchange contracts	Payables	(7,563,702)

Total		$(9,144,690)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2022:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(9,581,347)	$—	$(573,229)	$(10,154,576)
Foreign exchange contracts	—	1,496,716	—	1,496,716
Credit contracts	—	—	(289,404)	(289,404)

Total	$(9,581,347)	$1,496,716	$(862,633)	$(8,947,264)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(1,580,988)	$—	$4,514,206	$2,933,218
Foreign exchange contracts	—	(2,564,812)	—	(2,564,812)
Credit contracts	—	—	(247,843)	(247,843)

Total	$(1,580,988)	$(2,564,812)	$4,266,363	$120,563

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

^ This Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $508,476,000 and futures contracts with an average notional balance of approximately $102,597,000 during the six months ended June 30, 2022.

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of June 30, 2022:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Citibank NA	$672,494	$(672,494)	$—	$—
Goldman Sachs Bank USA	298,341	(21,270)	—	277,071
HSBC Bank plc	1,671,327	(1,671,327)	—	—
JPMorgan Chase Bank	806,592	(618,035)	(188,557)	—

Total	$3,448,754	$(2,983,126)	$(188,557)	$277,071

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Barclays Bank plc	$592,897	$—	$—	$592,897
Citibank NA	1,011,080	(672,494)	—	338,586
Goldman Sachs Bank USA	21,270	(21,270)	—	—
HSBC Bank plc	5,320,420	(1,671,327)	(2,180,000)	1,469,093
JPMorgan Chase Bank	618,035	(618,035)	—	—

Total	$7,563,702	$(2,983,126)	$(2,180,000)	$2,400,576

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $131,443.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$375,764,711
Long-term U.S. government debt securities	358,026,374

$733,791,085

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$414,071,569
Long-term U.S. government debt securities	329,897,091

$743,968,660

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,967,506
Aggregate gross unrealized depreciation	(63,823,225)

Net unrealized depreciation	$(58,855,719)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$702,507,755

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $703,366,707)	$649,347,972
Cash	12,014,525
Foreign cash (Cost $3)	2
Cash held as collateral at broker for futures	310,000
Cash held as collateral for forward foreign currency contracts	2,180,000
Receivable for securities sold	6,912,014
Dividends, interest and other receivables	5,647,458
Unrealized appreciation on forward foreign currency contracts	3,448,754
Due from broker for futures variation margin	2,411,824
Receivable for Portfolio shares sold	24,649
Other assets	11,002

Total assets	682,308,200

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	7,563,702
Payable for securities purchased	6,732,347
Payable for forward settling transactions	2,632,121
Payable for return of cash collateral on forward foreign currency contracts	320,000
Investment management fees payable	282,222
Payable for Portfolio shares redeemed	231,014
Administrative fees payable	67,372
Distribution fees payable – Class A	27,974
Distribution fees payable – Class B	17,981
Accrued expenses	100,004

Total liabilities	17,974,737

NET ASSETS	$664,333,463

Net assets were comprised of:
Paid in capital	$754,463,920
Total distributable earnings (loss)	(90,130,457)

Net assets	$664,333,463

Class A
Net asset value, offering and redemption price per share, $135,799,193 / 37,510,593 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.62

Class B
Net asset value, offering and redemption price per share, $87,316,024 / 24,205,943 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.61

Class K
Net asset value, offering and redemption price per share, $441,218,246 / 121,266,350 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Interest	$10,195,563

EXPENSES
Investment management fees	2,133,422
Administrative fees	426,133
Distribution fees – Class A	181,692
Distribution fees – Class B	116,422
Custodian fees	108,104
Professional fees	44,944
Printing and mailing expenses	24,674
Trustees’ fees	10,564
Miscellaneous	17,223

Gross expenses	3,063,178
Less: Waiver from investment manager	(277,527)

Net expenses	2,785,651

NET INVESTMENT INCOME (LOSS)	7,409,912

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(27,516,959)
Futures contracts	(9,581,347)
Forward foreign currency contracts	1,496,716
Foreign currency transactions	420,856
Swaps	(862,633)
Securities sold short	(4,279)

Net realized gain (loss)	(36,047,646)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(50,190,910)
Futures contracts	(1,580,988)
Forward foreign currency contracts	(2,564,812)
Foreign currency translations	(92,546)
Swaps	4,266,363

Net change in unrealized appreciation (depreciation)	(50,162,893)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(86,210,539)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,800,627)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,409,912	$9,695,663
Net realized gain (loss)	(36,047,646)	6,750,792
Net change in unrealized appreciation (depreciation)	(50,162,893)	(25,057,090)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(78,800,627)	(8,610,635)

Distributions to shareholders:
Class A	—	(3,700,265)
Class B	—	(2,349,903)
Class K	—	(13,110,045)

Total distributions to shareholders	—	(19,160,213)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,063,943 and 10,014,426 shares, respectively ]	4,109,226	42,121,368
Capital shares issued in connection with merger (Note 8) [ 0 and 2,658,406 shares, respectively ]	—	11,241,140
Capital shares issued in reinvestment of dividends and distributions [ 0 and 908,579 shares, respectively ]	—	3,700,265
Capital shares repurchased [ (2,402,717) and (4,222,923) shares, respectively ]	(9,160,821)	(17,581,383)

Total Class A transactions	(5,051,595)	39,481,390

Class B
Capital shares sold [ 1,064,045 and 3,300,459 shares, respectively ]	4,080,885	13,726,784
Capital shares issued in connection with merger (Note 8) [ 0 and 15,733,478 shares, respectively ]	—	66,292,858
Capital shares issued in reinvestment of dividends and distributions [ 0 and 579,136 shares, respectively ]	—	2,349,903
Capital shares repurchased [ (1,766,574) and (8,197,678) shares, respectively ]	(6,725,212)	(34,407,738)

Total Class B transactions	(2,644,327)	47,961,807

Class K
Capital shares sold [ 3,434,794 and 75,547,056 shares, respectively ]	13,270,306	314,148,008
Capital shares issued in connection with merger (Note 8) [ 0 and 47,375,328 shares, respectively ]	—	201,256,736
Capital shares issued in reinvestment of dividends and distributions [ 0 and 3,208,073 shares, respectively ]	—	13,110,045
Capital shares repurchased [ (8,627,767) and (3,420,898) shares, respectively ]	(33,023,781)	(14,190,748)

Total Class K transactions	(19,753,475)	514,324,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(27,449,397)	601,767,238

TOTAL INCREASE (DECREASE) IN NET ASSETS	(106,250,024)	573,996,390
NET ASSETS:
Beginning of period	770,583,487	196,587,097

End of period	$664,333,463	$770,583,487

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class A			2021		2020		2019		2018		2017
Net asset value, beginning of period	$4.04		$4.21		$3.88		$3.71		$3.81		$3.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07		0.06		0.08		0.08		0.06
Net realized and unrealized gain (loss)	(0.46)		(0.14)		0.52		0.17		(0.09)		0.02

Total from investment operations	(0.42)		(0.07)		0.58		0.25		(0.01)		0.08

Less distributions:
Dividends from net investment income	—		(0.06)		(0.09)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	—		(0.04)		(0.16)		—		—		—

Total dividends and distributions	—		(0.10)		(0.25)		(0.08)		(0.09)		(0.06)

Net asset value, end of period	$3.62		$4.04		$4.21		$3.88		$3.71		$3.81

Total return (b)	(10.40)%		(1.76)%		14.86%		6.79%		(0.36)%		2.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$135,799		$157,063		$124,147		$115,255		$116,112		$126,383
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	1.01	%(k)(o)	0.82	%(m)	0.55	%(n)	0.54	%(n)	0.54	%(n)
Before waivers (a)(f)	1.03%		1.10%		1.07%		0.61%		0.62%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.92%		1.65%		1.50	%(x)	2.04	%(x)	2.16	%(x)	1.55	%(x)
Before waivers (a)(f)	1.84%		1.56%		1.25	%(x)	1.98	%(x)	2.09	%(x)	1.48	%(x)
Portfolio turnover rate^	105	%(z)	200%		237	%(h)	5%		5%		7%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class B			2021		2020		2019		2018		2017
Net asset value, beginning of period	$4.03		$4.19		$3.87		$3.69		$3.80		$3.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07		0.06		0.08		0.08		0.06
Net realized and unrealized gain (loss)	(0.46)		(0.13)		0.51		0.18		(0.10)		0.02

Total from investment operations	(0.42)		(0.06)		0.57		0.26		(0.02)		0.08

Less distributions:
Dividends from net investment income	—		(0.06)		(0.09)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	—		(0.04)		(0.16)		—		—		—

Total dividends and distributions	—		(0.10)		(0.25)		(0.08)		(0.09)		(0.06)

Net asset value, end of period	$3.61		$4.03		$4.19		$3.87		$3.69		$3.80

Total return (b)	(10.42)%		(1.53)%		14.64%		7.10%		(0.63)%		2.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$87,316		$100,338		$56,600		$48,006		$46,800		$49,500
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	1.00	%(k)(o)	0.83	%(m)	0.55	%(n)	0.54	%(n)	0.54	%(n)
Before waivers (a)(f)	1.03%		1.09%		1.08%		0.61%		0.62%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	1.92%		1.61%		1.53	%(x)	2.10	%(x)	2.19	%(x)	1.58	%(x)
Before waivers (a)(f)	1.84%		1.52%		1.28	%(x)	2.03	%(x)	2.12	%(x)	1.50	%(x)
Portfolio turnover rate^	105	%(z)	200%		237	%(h)	5%		5%		7%

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
Class K			2021		2020		2019		2018		2017
Net asset value, beginning of period	$4.06		$4.22		$3.89		$3.72		$3.82		$3.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.07		0.07		0.09		0.09		0.07
Net realized and unrealized gain (loss)	(0.46)		(0.12)		0.52		0.17		(0.09)		0.02

Total from investment operations	(0.42)		(0.05)		0.59		0.26		—	#	0.09

Less distributions:
Dividends from net investment income	—		(0.07)		(0.10)		(0.09)		(0.10)		(0.07)
Distributions from net realized gains	—		(0.04)		(0.16)		—		—		—

Total dividends and distributions	—		(0.11)		(0.26)		(0.09)		(0.10)		(0.07)

Net asset value, end of period	$3.64		$4.06		$4.22		$3.89		$3.72		$3.82

Total return (b)	(10.34)%		(1.29)%		15.08%		7.04%		(0.12)%		2.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$441,218		$513,183		$15,840		$13,436		$14,649		$16,428
Ratio of expenses to average net assets:
After waivers (a)(f)	0.70	%(j)	0.73	%(k)(o)	0.58	%(m)	0.30	%(n)	0.29	%(n)	0.29	%(n)
Before waivers (a)(f)	0.78%		0.81%		0.83%		0.36%		0.37%		0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.17%		1.75%		1.78	%(x)	2.22	%(x)	2.36	%(x)	1.83	%(x)
Before waivers (a)(f)	2.09%		1.67%		1.53	%(x)	2.16	%(x)	2.29	%(x)	1.76	%(x)
Portfolio turnover rate^	105	%(z)	200%		237	%(h)	5%		5%		7%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class A, 0.95% for Class B and 0.70% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class A, 1.00% for Class B and 0.73% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05%, and 0.03% for Class A, Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Fixed Income	64.5%
Equity	35.5

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Core Plus Bond Portfolio	13.5%
EQ/Equity 500 Index Portfolio	12.9
1290 Diversified Bond Fund	9.6
EQ/Quality Bond PLUS Portfolio	9.5
1290 VT High Yield Bond Portfolio	9.1
EQ/Core Bond Index Portfolio	8.9
EQ/Long-Term Bond Portfolio	8.1
EQ/PIMCO Ultra Short Bond Portfolio	5.9
EQ/International Equity Index Portfolio	4.9
EQ/Janus Enterprise Portfolio	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class B
Actual	$1,000.00	$860.80	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76
Class K
Actual	1,000.00	861.90	1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.31	1.50

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (35.6%)
EQ/American Century Mid Cap Value Portfolio‡	46,674	$1,073,140
EQ/Emerging Markets Equity PLUS Portfolio‡	105,736	948,096
EQ/Equity 500 Index Portfolio‡	78,758	4,518,340
EQ/International Equity Index Portfolio‡	195,398	1,712,934
EQ/Janus Enterprise Portfolio‡	68,482	1,349,679
EQ/MFS International Growth Portfolio‡	139,652	935,077
EQ/Small Company Index Portfolio‡	60,196	598,974
EQ/Value Equity Portfolio‡	36,333	669,206
Multimanager Aggressive Equity Portfolio*‡	9,930	591,267

Total Equity		12,396,713

Fixed Income (64.7%)
1290 Diversified Bond Fund‡	355,452	3,344,800
1290 VT High Yield Bond Portfolio‡	374,610	3,164,752
EQ/Core Bond Index Portfolio‡	334,025	3,127,048
EQ/Core Plus Bond Portfolio‡	1,292,092	4,701,455
EQ/Long-Term Bond Portfolio‡	364,888	2,821,966
EQ/PIMCO Ultra Short Bond Portfolio‡	215,518	2,074,094
EQ/Quality Bond PLUS Portfolio‡	421,852	3,333,351

Total Fixed Income		22,567,466

Total Investments in Securities (100.3%) (Cost $34,050,366)		34,964,179
Other Assets Less Liabilities (-0.3%)		(112,813)

Net Assets (100%)		$34,851,366

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	46,674	1,159,777	77,973	(72,257)	1,198	(93,551)	1,073,140	—	—
EQ/Emerging Markets Equity PLUS Portfolio	105,736	1,007,871	171,339	(65,688)	146	(165,572)	948,096	—	—
EQ/Equity 500 Index Portfolio	78,758	6,563,585	414,768	(1,325,990)	799,565	(1,933,588)	4,518,340	—	—
EQ/International Equity Index Portfolio	195,398	2,199,339	264,313	(372,945)	9,600	(387,373)	1,712,934	—	—
EQ/Janus Enterprise Portfolio	68,482	1,468,197	281,239	(85,396)	66	(314,427)	1,349,679	—	—
EQ/MFS International Growth Portfolio	139,652	1,292,338	49,607	(173,826)	(3,896)	(229,146)	935,077	—	—
EQ/Small Company Index Portfolio	60,196	924,161	13,071	(152,550)	16,491	(202,199)	598,974	—	—
EQ/Value Equity Portfolio	36,333	865,157	13,071	(52,550)	243	(156,715)	669,206	—	—
Multimanager Aggressive Equity Portfolio*	9,930	887,280	13,071	(52,550)	(7,054)	(249,480)	591,267	—	—
Fixed Income
1290 Diversified Bond Fund	355,452	3,696,504	141,956	(62,500)	(2,391)	(428,769)	3,344,800	66,956	—
1290 VT High Yield Bond Portfolio	374,610	3,903,807	138,822	(391,477)	(4,087)	(482,313)	3,164,752	—	—
EQ/Core Bond Index Portfolio	334,025	3,659,414	214,768	(505,990)	5,605	(246,749)	3,127,048	—	—
EQ/Core Plus Bond Portfolio	1,292,092	5,437,509	433,333	(610,009)	(23,247)	(536,131)	4,701,455	—	—
EQ/Long-Term Bond Portfolio	364,888	3,361,685	445,752	(211,426)	(18,756)	(755,289)	2,821,966	—	—
EQ/PIMCO Ultra Short Bond Portfolio	215,518	2,215,605	154,313	(257,945)	(118)	(37,761)	2,074,094	—	—
EQ/Quality Bond PLUS Portfolio	421,852	3,963,851	168,134	(509,422)	(13,078)	(276,134)	3,333,351	—	—

Total		42,606,080	2,995,530	(4,902,521)	760,287	(6,495,197)	34,964,179	66,956	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,344,800	$31,619,379	$—	$34,964,179

Total Assets	$3,344,800	$31,619,379	$—	$34,964,179

Total Liabilities	$—	$—	$—	$—

Total	$3,344,800	$31,619,379	$—	$34,964,179

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,995,530
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,902,521

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,602,785
Aggregate gross unrealized depreciation	(3,729,723)

Net unrealized appreciation	$873,062

Federal income tax cost of investments in securities and derivative instruments, if applicable	$34,091,117

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $34,050,366)	$34,964,179
Cash	23,285
Receivable for securities sold	6,963
Receivable from investment manager	2,791
Receivable for Portfolio shares sold	1,765
Other assets	392

Total assets	34,999,375

LIABILITIES
Payable for Portfolio shares redeemed	97,173
Distribution fees payable – Class B	3,955
Accrued expenses	46,881

Total liabilities	148,009

NET ASSETS	$34,851,366

Net assets were comprised of:
Paid in capital	$31,922,253
Total distributable earnings (loss)	2,929,113

Net assets	$34,851,366

Class B
Net asset value, offering and redemption price per share, $18,861,173 / 2,584,812 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.30

Class K
Net asset value, offering and redemption price per share, $15,990,193 / 2,190,062 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.30

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$66,956
Interest	26

Total income	66,982

EXPENSES
Custodian fees	43,639
Distribution fees – Class B	25,900
Administrative fees	22,842
Professional fees	19,634
Investment management fees	19,064
Printing and mailing expenses	5,982
Trustees’ fees	572
Miscellaneous	273

Gross expenses	137,906
Less: Waiver from investment manager	(41,906)
Reimbursement from investment manager	(13,071)

Net expenses	82,929

NET INVESTMENT INCOME (LOSS)	(15,947)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	760,287
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(6,495,197)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,734,910)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,750,857)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(15,947)	$509,454
Net realized gain (loss)	760,287	4,635,947
Net change in unrealized appreciation (depreciation)	(6,495,197)	(2,249,669)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,750,857)	2,895,732

Distributions to shareholders:
Class B	—	(2,543,571)
Class K	—	(2,205,817)

Total distributions to shareholders	—	(4,749,388)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 117,926 and 311,590 shares, respectively ]	940,730	2,877,833
Capital shares issued in reinvestment of dividends and distributions [ 0 and 297,245 shares, respectively ]	—	2,543,571
Capital shares repurchased [ (240,214) and (939,424) shares, respectively ]	(1,886,328)	(8,711,699)

Total Class B transactions	(945,598)	(3,290,295)

Class K
Capital shares sold [ 0 and 257 shares ]	—	2,383
Capital shares issued in reinvestment of dividends and distributions [ 0 and 257,974 shares, respectively ]	—	2,205,817
Capital shares repurchased [ (120,103) and (202,951) shares, respectively ]	(975,430)	(1,877,836)

Total Class K transactions	(975,430)	330,364

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,921,028)	(2,959,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,671,885)	(4,813,587)
NET ASSETS:
Beginning of period	42,523,251	47,336,838

End of period	$34,851,366	$42,523,251

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$8.48		$8.95		$8.70		$8.03		$9.25		$8.65

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.09		0.10		0.15		0.13		0.11
Net realized and unrealized gain (loss)	(1.17)		0.46		0.78		1.05		(0.52)		0.86

Total from investment operations	(1.18)		0.55		0.88		1.20		(0.39)		0.97

Less distributions:
Dividends from net investment income	—		(0.16)		(0.17)		(0.15)		(0.16)		(0.13)
Distributions from net realized gains	—		(0.86)		(0.46)		(0.38)		(0.67)		(0.24)

Total dividends and distributions	—		(1.02)		(0.63)		(0.53)		(0.83)		(0.37)

Net asset value, end of period	$7.30		$8.48		$8.95		$8.70		$8.03		$9.25

Total return (b)	(13.92)%		6.27%		10.26%		15.04%		(4.24)%		11.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,861		$22,951		$27,176		$25,780		$21,945		$28,385
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)	0.56	%(j)	0.55	%(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	0.84%		0.77%		0.81%		0.81%		0.76%		0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.20)%		0.95%		1.20%		1.72%		1.45%		1.19%
Before waivers and reimbursements (a)(f)(x)	(0.49)%		0.75%		0.94%		1.47%		1.25%		1.00%
Portfolio turnover rate^	8	%(z)	33%		30%		17%		20%		21%

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$8.47		$8.94		$8.69		$8.02		$9.25		$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.12		0.15		0.14		0.13
Net realized and unrealized gain (loss)	(1.17)		0.45		0.78		1.07		(0.52)		0.87

Total from investment operations	(1.17)		0.57		0.90		1.22		(0.38)		1.00

Less distributions:
Dividends from net investment income	—		(0.18)		(0.19)		(0.17)		(0.18)		(0.15)
Distributions from net realized gains	—		(0.86)		(0.46)		(0.38)		(0.67)		(0.24)

Total dividends and distributions	—		(1.04)		(0.65)		(0.55)		(0.85)		(0.39)

Net asset value, end of period	$7.30		$8.47		$8.94		$8.69		$8.02		$9.25

Total return (b)	(13.81)%		6.54%		10.52%		15.32%		(4.08)%		11.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,990		$19,573		$20,161		$21,532		$22,401		$31,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)	0.31	%(j)	0.30	%(j)	0.29	%(j)
Before waivers and reimbursements (a)(f)	0.59%		0.52%		0.56%		0.56%		0.50%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.05%		1.30%		1.40%		1.68%		1.56%		1.47%
Before waivers and reimbursements (a)(f)(x)	(0.24)%		1.09%		1.14%		1.43%		1.36%		1.29%
Portfolio turnover rate^	8	%(z)	33%		30%		17%		20%		21%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class B and Class K, respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	59.2%
Fixed Income	40.8

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Equity 500 Index Portfolio	24.1%
EQ/International Equity Index Portfolio	9.3
EQ/Core Plus Bond Portfolio	8.0
1290 VT High Yield Bond Portfolio	6.4
EQ/Long-Term Bond Portfolio	6.2
EQ/Small Company Index Portfolio	5.9
1290 Diversified Bond Fund	5.7
EQ/Quality Bond PLUS Portfolio	5.3
EQ/Core Bond Index Portfolio	5.3
EQ/MFS International Growth Portfolio	5.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class B
Actual	$1,000.00	$836.80	$2.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	2.85
Class K
Actual	1,000.00	838.30	1.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.21	1.60

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (59.3%)
EQ/American Century Mid Cap Value Portfolio‡	214,485	$4,931,519
EQ/Emerging Markets Equity PLUS Portfolio‡	656,364	5,885,360
EQ/Equity 500 Index Portfolio‡	601,476	34,506,854
EQ/International Equity Index Portfolio‡	1,528,793	13,402,001
EQ/Janus Enterprise Portfolio‡	273,729	5,394,772
EQ/MFS International Growth Portfolio‡	1,072,200	7,179,181
EQ/Small Company Index Portfolio‡	855,793	8,515,542
EQ/Value Equity Portfolio‡	155,449	2,863,180
Multimanager Aggressive Equity Portfolio*‡	38,658	2,301,746

Total Equity		84,980,155

Fixed Income (40.8%)
1290 Diversified Bond Fund‡	874,461	8,228,680
1290 VT High Yield Bond Portfolio‡	1,084,960	9,165,869
EQ/Core Bond Index Portfolio‡	807,680	7,561,269
EQ/Core Plus Bond Portfolio‡	3,163,597	11,511,178
EQ/Long-Term Bond Portfolio‡	1,145,461	8,858,743
EQ/PIMCO Ultra Short Bond Portfolio‡	575,939	5,542,704
EQ/Quality Bond PLUS Portfolio‡	960,459	7,589,276

Total Fixed Income		58,457,719

Total Investments in Securities (100.1%) (Cost $125,243,843)		143,437,874
Other Assets Less Liabilities (-0.1%)		(78,200)

Net Assets (100%)		$143,359,674

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	214,485	5,210,068	513,839	(366,186)	3,777	(429,979)	4,931,519	—	—
EQ/Emerging Markets Equity PLUS Portfolio	656,364	6,215,978	1,259,219	(532,634)	4,494	(1,061,697)	5,885,360	—	—
EQ/Equity 500 Index Portfolio	601,476	49,318,965	2,135,694	(8,082,250)	4,965,014	(13,830,569)	34,506,854	—	—
EQ/International Equity Index Portfolio	1,528,793	17,328,461	448,819	(1,231,715)	23,329	(3,166,893)	13,402,001	—	—
EQ/Janus Enterprise Portfolio	273,729	4,867,989	2,013,838	(366,186)	(1,286)	(1,119,583)	5,394,772	—	—
EQ/MFS International Growth Portfolio	1,072,200	8,980,716	609,599	(699,082)	(848)	(1,711,204)	7,179,181	—	—
EQ/Small Company Index Portfolio	855,793	11,970,330	209,980	(1,035,530)	(3,884)	(2,625,354)	8,515,542	—	—
EQ/Value Equity Portfolio	155,449	3,769,600	72,685	(299,606)	(1,480)	(678,019)	2,863,180	—	—
Multimanager Aggressive Equity Portfolio*	38,658	3,517,674	64,610	(266,317)	(31,526)	(982,695)	2,301,746	—	—
Fixed Income
1290 Diversified Bond Fund	874,461	8,860,370	698,301	(275,000)	(11,753)	(1,043,238)	8,228,680	163,301	—
1290 VT High Yield Bond Portfolio	1,084,960	11,447,019	768,056	(1,618,819)	(24,265)	(1,406,122)	9,165,869	—	—
EQ/Core Bond Index Portfolio	807,680	9,260,662	648,439	(1,740,268)	(1,602)	(605,962)	7,561,269	—	—
EQ/Core Plus Bond Portfolio	3,163,597	14,420,345	873,438	(2,320,268)	(169,134)	(1,293,203)	11,511,178	—	—
EQ/Long-Term Bond Portfolio	1,145,461	11,224,972	985,751	(880,661)	(80,484)	(2,390,835)	8,858,743	—	—
EQ/PIMCO Ultra Short Bond Portfolio	575,939	6,215,195	383,066	(951,055)	(7,780)	(96,722)	5,542,704	—	—
EQ/Quality Bond PLUS Portfolio	960,459	9,199,156	688,437	(1,630,268)	(35,076)	(632,973)	7,589,276	—	—

Total		181,807,500	12,373,771	(22,295,845)	4,627,496	(33,075,048)	143,437,874	163,301	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$8,228,680	$135,209,194	$—	$143,437,874

Total Assets	$8,228,680	$135,209,194	$—	$143,437,874

Total Liabilities	$—	$—	$—	$—

Total	$8,228,680	$135,209,194	$—	$143,437,874

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,373,771
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,295,845

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,363,155
Aggregate gross unrealized depreciation	(10,219,476)

Net unrealized appreciation	$18,143,679

Federal income tax cost of investments in securities and derivative instruments, if applicable	$125,294,195

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES June 30, 2022 (Unaudited)
ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $125,243,843)	$143,437,874
Cash	89,356
Receivable for Portfolio shares sold	18,644
Other assets	1,663

Total assets	143,547,537

LIABILITIES
Payable for Portfolio shares redeemed	77,950
Distribution fees payable – Class B	23,663
Administrative fees payable	14,778
Payable for securities purchased	13,327
Investment management fees payable	11,096
Trustees’ fees payable	45
Accrued expenses	47,004

Total liabilities	187,863

NET ASSETS	$143,359,674

Net assets were comprised of:
Paid in capital	$115,228,734
Total distributable earnings (loss)	28,130,940

Net assets	$143,359,674

Class B
Net asset value, offering and redemption price per share, $112,724,059 / 10,774,402 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.46

Class K
Net asset value, offering and redemption price per share, $30,635,615 / 2,924,994 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$163,301
Interest	60

Total income	163,361

EXPENSES
Distribution fees – Class B	155,288
Administrative fees	96,135
Investment management fees	80,249
Custodian fees	45,127
Professional fees	21,656
Printing and mailing expenses	9,515
Trustees’ fees	2,421
Miscellaneous	1,441

Gross expenses	411,832
Less: Waiver from investment manager	(949)

Net expenses	410,883

NET INVESTMENT INCOME (LOSS)	(247,522)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,627,496
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(33,075,048)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(28,447,552)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,695,074)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(247,522)	$1,967,674
Net realized gain (loss)	4,627,496	15,388,030
Net change in unrealized appreciation (depreciation)	(33,075,048)	2,174,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(28,695,074)	19,530,515

Distributions to shareholders:
Class B	—	(11,660,925)
Class K	—	(3,670,319)

Total distributions to shareholders	—	(15,331,244)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 592,360 and 1,630,918 shares, respectively ]	6,836,130	21,147,526
Capital shares issued in reinvestment of dividends and distributions [ 0 and 932,842 shares, respectively ]	—	11,660,925
Capital shares repurchased [ (899,464) and (2,734,421) shares, respectively ]	(10,370,371)	(35,416,828)

Total Class B transactions	(3,534,241)	(2,608,377)

Class K
Capital shares sold [ 0 and 1 shares ]	—	13
Capital shares issued in reinvestment of dividends and distributions [ 0 and 293,457 shares, respectively ]	—	3,670,319
Capital shares repurchased [ (524,023) and (762,595) shares, respectively ]	(5,988,896)	(10,008,718)

Total Class K transactions	(5,988,896)	(6,338,386)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(9,523,137)	(8,946,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,218,211)	(4,747,492)
NET ASSETS:
Beginning of period	181,577,885	186,325,377

End of period	$143,359,674	$181,577,885

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.50		$12.28		$11.56		$10.21		$11.35		$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.13		0.14		0.19		0.16		0.15
Net realized and unrealized gain (loss)	(2.02)		1.18		1.25		1.78		(0.85)		1.39

Total from investment operations	(2.04)		1.31		1.39		1.97		(0.69)		1.54

Less distributions:
Dividends from net investment income	—		(0.24)		(0.21)		(0.19)		(0.19)		(0.16)
Distributions from net realized gains	—		(0.85)		(0.46)		(0.43)		(0.26)		—

Total dividends and distributions	—		(1.09)		(0.67)		(0.62)		(0.45)		(0.16)

Net asset value, end of period	$10.46		$12.50		$12.28		$11.56		$10.21		$11.35

Total return (b)	(16.32)%		10.80%		12.20%		19.47%		(6.15)%		15.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,724		$138,483		$138,209		$123,872		$98,100		$103,688
Ratio of expenses to average net assets:
After waivers (a)(f)	0.57	%(j)	0.56	%(k)	0.56	%(m)	0.57	%(m)	0.57	%(m)	0.56	%(m)
Before waivers (a)(f)	0.57%		0.56%		0.58%		0.59%		0.58%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.36)%		1.00%		1.24%		1.66%		1.44%		1.37%
Before waivers (a)(f)(x)	(0.37)%		1.00%		1.21%		1.65%		1.42%		1.34%
Portfolio turnover rate^	8	%(z)	30%		26%		16%		17%		14%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$12.49		$12.28		$11.55		$10.21		$11.35		$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.15		0.15		0.19		0.17		0.17
Net realized and unrealized gain (loss)	(2.01)		1.19		1.28		1.80		(0.83)		1.39

Total from investment operations	(2.02)		1.34		1.43		1.99		(0.66)		1.56

Less distributions:
Dividends from net investment income	—		(0.28)		(0.24)		(0.22)		(0.22)		(0.18)
Distributions from net realized gains	—		(0.85)		(0.46)		(0.43)		(0.26)		—

Total dividends and distributions	—		(1.13)		(0.70)		(0.65)		(0.48)		(0.18)

Net asset value, end of period	$10.47		$12.49		$12.28		$11.55		$10.21		$11.35

Total return (b)	(16.17)%		10.98%		12.55%		19.64%		(5.89)%		15.68%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,636		$43,095		$48,117		$51,085		$49,630		$69,812
Ratio of expenses to average net assets:
After waivers (a)(f)	0.32	%(j)	0.31	%(k)	0.31	%(m)	0.32	%(m)	0.32	%(m)	0.31	%(m)
Before waivers (a)(f)	0.32%		0.31%		0.33%		0.34%		0.33%		0.34%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.12)%		1.15%		1.35%		1.73%		1.46%		1.59%
Before waivers (a)(f)(x)	(0.12)%		1.15%		1.32%		1.71%		1.44%		1.56%
Portfolio turnover rate^	8	%(z)	30%		26%		16%		17%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class B and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	75.3%
Fixed Income	24.7

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Equity 500 Index Portfolio	34.2%
EQ/International Equity Index Portfolio	11.6
EQ/Small Company Index Portfolio	9.3
EQ/MFS International Growth Portfolio	6.6
EQ/Emerging Markets Equity PLUS Portfolio	5.0
EQ/Core Plus Bond Portfolio	4.5
1290 VT High Yield Bond Portfolio	4.4
EQ/Long-Term Bond Portfolio	4.2
EQ/Quality Bond PLUS Portfolio	3.3
EQ/Core Bond Index Portfolio	3.1
UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class B
Actual	$1,000.00	$820.10	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	2.78
Class K
Actual	1,000.00	821.50	1.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.29	1.53

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (75.3%)
EQ/American Century Mid Cap Value Portfolio‡	156,653	$3,601,823
EQ/Emerging Markets Equity PLUS Portfolio‡	998,819	8,956,027
EQ/Equity 500 Index Portfolio‡	1,066,300	61,173,919
EQ/International Equity Index Portfolio‡	2,377,914	20,845,729
EQ/Janus Enterprise Portfolio‡	255,872	5,042,823
EQ/MFS International Growth Portfolio‡	1,768,744	11,843,062
EQ/Small Company Index Portfolio‡	1,663,686	16,554,450
EQ/Value Equity Portfolio‡	241,156	4,441,802
Multimanager Aggressive Equity Portfolio*‡	39,551	2,354,907

Total Equity		134,814,542

Fixed Income (24.7%)
1290 Diversified Bond Fund‡	553,104	5,204,710
1290 VT High Yield Bond Portfolio‡	922,874	7,796,548
EQ/Core Bond Index Portfolio‡	597,413	5,592,806
EQ/Core Plus Bond Portfolio‡	2,235,390	8,133,773
EQ/Long-Term Bond Portfolio‡	970,240	7,503,622
EQ/PIMCO Ultra Short Bond Portfolio‡	432,335	4,160,687
EQ/Quality Bond PLUS Portfolio‡	735,377	5,810,739

Total Fixed Income		44,202,885

Total Investments in Securities (100.0%) (Cost $149,265,177)		179,017,427
Other Assets Less Liabilities (0.0%)†		(60,916)

Net Assets (100%)		$178,956,511

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	156,653	3,249,853	771,069	(111,465)	224	(307,858)	3,601,823	—	—
EQ/Emerging Markets Equity PLUS Portfolio	998,819	9,572,304	1,347,337	(318,472)	117	(1,645,259)	8,956,027	—	—
EQ/Equity 500 Index Portfolio	1,066,300	79,747,457	3,260,492	(6,333,381)	374,987	(15,875,636)	61,173,919	—	—
EQ/International Equity Index Portfolio	2,377,914	25,113,156	1,209,876	(732,486)	356	(4,745,173)	20,845,729	—	—
EQ/Janus Enterprise Portfolio	255,872	3,574,777	2,481,068	(111,465)	(47)	(901,510)	5,042,823	—	—
EQ/MFS International Growth Portfolio	1,768,744	14,222,801	843,405	(429,937)	176	(2,793,383)	11,843,062	—	—
EQ/Small Company Index Portfolio	1,663,686	21,324,477	834,673	(686,944)	(278)	(4,917,478)	16,554,450	—	—
EQ/Value Equity Portfolio	241,156	5,408,404	208,668	(159,236)	25	(1,016,059)	4,441,802	—	—
Multimanager Aggressive Equity Portfolio*	39,551	3,310,670	166,934	(127,389)	198	(995,506)	2,354,907	—	—
Fixed Income
1290 Diversified Bond Fund	553,104	5,351,073	646,366	(145,000)	(6,140)	(641,589)	5,204,710	101,365	—
1290 VT High Yield Bond Portfolio	922,874	8,874,411	955,603	(856,625)	(19,351)	(1,157,490)	7,796,548	—	—
EQ/Core Bond Index Portfolio	597,413	6,277,308	561,471	(812,549)	(1,229)	(432,195)	5,592,806	—	—
EQ/Core Plus Bond Portfolio	2,235,390	9,928,714	605,604	(1,356,625)	(111,422)	(932,498)	8,133,773	—	—
EQ/Long-Term Bond Portfolio	970,240	9,048,046	783,003	(303,854)	(15,096)	(2,008,477)	7,503,622	—	—
EQ/PIMCO Ultra Short Bond Portfolio	432,335	4,302,235	366,934	(432,389)	(1,037)	(75,056)	4,160,687	—	—
EQ/Quality Bond PLUS Portfolio	735,377	6,342,954	655,603	(701,625)	(10,249)	(475,944)	5,810,739	—	—

Total		215,648,640	15,698,106	(13,619,442)	211,234	(38,921,111)	179,017,427	101,365	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,204,710	$173,812,717	$—	$179,017,427

Total Assets	$5,204,710	$173,812,717	$—	$179,017,427

Total Liabilities	$—	$—	$—	$—

Total	$5,204,710	$173,812,717	$—	$179,017,427

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,698,106
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,619,442

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,481,690
Aggregate gross unrealized depreciation	(9,841,166)

Net unrealized appreciation	$29,640,524

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,376,903

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $149,265,177)	$179,017,427
Cash	176,096
Receivable for Portfolio shares sold	27,733
Other assets	2,128

Total assets	179,223,384

LIABILITIES
Payable for securities purchased	114,799
Payable for Portfolio shares redeemed	38,425
Distribution fees payable – Class B	33,436
Administrative fees payable	18,522
Investment management fees payable	15,095
Trustees’ fees payable	121
Accrued expenses	46,475

Total liabilities	266,873

NET ASSETS	$178,956,511

Net assets were comprised of:
Paid in capital	$143,516,016
Total distributable earnings (loss)	35,440,495

Net assets	$178,956,511

Class B
Net asset value, offering and redemption price per share, $159,138,294 / 13,018,109 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.22

Class K
Net asset value, offering and redemption price per share, $19,818,217 / 1,618,962 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.24

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$101,365
Interest	89

Total income	101,454

EXPENSES
Distribution fees – Class B	216,587
Administrative fees	117,923
Investment management fees	98,405
Custodian fees	44,631
Professional fees	22,262
Printing and mailing expenses	10,535
Trustees’ fees	2,893
Miscellaneous	2,408

Total expenses	515,644

NET INVESTMENT INCOME (LOSS)	(414,190)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	211,234
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(38,921,111)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(38,709,877)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(39,124,067)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(414,190)	$2,038,313
Net realized gain (loss)	211,234	11,128,707
Net change in unrealized appreciation (depreciation)	(38,921,111)	13,600,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(39,124,067)	26,767,368

Distributions to shareholders:
Class B	—	(8,788,434)
Class K	—	(1,370,601)

Total distributions to shareholders	—	(10,159,035)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 930,480 and 2,034,666 shares, respectively ]	12,655,010	30,081,140
Capital shares issued in reinvestment of dividends and distributions [ 0 and 596,253 shares, respectively ]	—	8,788,434
Capital shares repurchased [ (535,128) and (1,639,079) shares, respectively ]	(7,130,428)	(24,471,247)

Total Class B transactions	5,524,582	14,398,327

Class K
Capital shares issued in reinvestment of dividends and distributions [ 0 and 92,930 shares, respectively ]	—	1,370,601
Capital shares repurchased [ (219,021) and (301,515) shares, respectively ]	(2,895,682)	(4,477,362)

Total Class K transactions	(2,895,682)	(3,106,761)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,628,900	11,291,566

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,495,167)	27,899,899
NET ASSETS:
Beginning of period	215,451,678	187,551,779

End of period	$178,956,511	$215,451,678

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$14.90		$13.71		$12.52		$10.67		$11.83		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.14		0.14		0.19		0.17		0.15
Net realized and unrealized gain (loss)	(2.65)		1.78		1.55		2.17		(1.01)		1.66

Total from investment operations	(2.68)		1.92		1.69		2.36		(0.84)		1.81

Less distributions:
Dividends from net investment income	—		(0.27)		(0.20)		(0.19)		(0.18)		(0.16)
Distributions from net realized gains	—		(0.46)		(0.30)		(0.32)		(0.14)		—

Total dividends and distributions	—		(0.73)		(0.50)		(0.51)		(0.32)		(0.16)

Net asset value, end of period	$12.22		$14.90		$13.71		$12.52		$10.67		$11.83

Total return (b)	(17.99)%		14.10%		13.70%		22.28%		(7.14)%		17.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,138		$188,064		$159,487		$131,599		$95,353		$93,665
Ratio of expenses to average net assets:
After waivers (a)(f)	0.55	%(j)	0.55	%(j)	0.58	%(k)	0.59	%(k)	0.59	%(k)	0.58	%(k)
Before waivers (a)(f)	0.55%		0.55%		0.58%		0.60%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.45)%		0.97%		1.18%		1.61%		1.41%		1.31%
Before waivers (a)(f)(x)	(0.45)%		0.97%		1.17%		1.60%		1.39%		1.27%
Portfolio turnover rate^	7	%(z)	20%		20%		8%		12%		9%

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$14.90		$13.71		$12.52		$10.67		$11.83		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.17		0.16		0.19		0.16		0.17
Net realized and unrealized gain (loss)	(2.65)		1.79		1.56		2.20		(0.97)		1.67

Total from investment operations	(2.66)		1.96		1.72		2.39		(0.81)		1.84

Less distributions:
Dividends from net investment income	—		(0.31)		(0.23)		(0.22)		(0.21)		(0.19)
Distributions from net realized gains	—		(0.46)		(0.30)		(0.32)		(0.14)		—

Total dividends and distributions	—		(0.77)		(0.53)		(0.54)		(0.35)		(0.19)

Net asset value, end of period	$12.24		$14.90		$13.71		$12.52		$10.67		$11.83

Total return (b)	(17.85)%		14.38%		13.95%		22.57%		(6.88)%		18.05%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,818		$27,388		$28,065		$30,798		$28,917		$36,972
Ratio of expenses to average net assets:
After waivers (a)(f)	0.30	%(j)	0.30	%(j)	0.33	%(k)	0.34	%(k)	0.34	%(k)	0.33	%(k)
Before waivers (a)(f)	0.30%		0.30%		0.33%		0.35%		0.35%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.20)%		1.12%		1.27%		1.63%		1.38%		1.50%
Before waivers (a)(f)(x)	(0.20)%		1.12%		1.27%		1.63%		1.36%		1.46%
Portfolio turnover rate^	7	%(z)	20%		20%		8%		12%		9%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	85.4%
Fixed Income	14.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Equity 500 Index Portfolio	39.8%
EQ/International Equity Index Portfolio	13.1
EQ/Small Company Index Portfolio	10.7
EQ/MFS International Growth Portfolio	7.2
EQ/Emerging Markets Equity PLUS Portfolio	5.4
EQ/Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.8
EQ/Long-Term Bond Portfolio	2.6
EQ/Core Plus Bond Portfolio	2.6
EQ/American Century Mid Cap Value Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class B
Actual	$1,000.00	$811.40	$2.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.82
Class K
Actual	1,000.00	812.70	1.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.25	1.56

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (85.4%)
EQ/American Century Mid Cap Value Portfolio‡	171,495	$3,943,077
EQ/Emerging Markets Equity PLUS Portfolio‡	960,655	8,613,818
EQ/Equity 500 Index Portfolio‡	1,106,512	63,480,877
EQ/International Equity Index Portfolio‡	2,394,359	20,989,895
EQ/Janus Enterprise Portfolio‡	177,163	3,491,594
EQ/MFS International Growth Portfolio‡	1,708,528	11,439,873
EQ/Small Company Index Portfolio‡	1,720,763	17,122,395
EQ/Value Equity Portfolio‡	264,802	4,877,339
Multimanager Aggressive Equity Portfolio*‡	39,788	2,369,026

Total Equity		136,327,894

Fixed Income (14.6%)
1290 Diversified Bond Fund‡	257,921	2,427,035
1290 VT High Yield Bond Portfolio‡	525,315	4,437,924
EQ/Core Bond Index Portfolio‡	300,992	2,817,804
EQ/Core Plus Bond Portfolio‡	1,136,959	4,136,982
EQ/Long-Term Bond Portfolio‡	544,942	4,214,460
EQ/PIMCO Ultra Short Bond Portfolio‡	232,318	2,235,778
EQ/Quality Bond PLUS Portfolio‡	395,255	3,123,189

Total Fixed Income		23,393,172

Total Investments in Securities (100.0%) (Cost $134,862,386)		159,721,066
Other Assets Less Liabilities (0.0%)†		(50,038)

Net Assets (100%)		$159,671,028

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	171,495	3,482,235	874,836	(80,847)	(37)	(333,110)	3,943,077	—	—
EQ/Emerging Markets Equity PLUS Portfolio	960,655	9,649,132	876,928	(282,964)	246	(1,629,524)	8,613,818	—	—
EQ/Equity 500 Index Portfolio	1,106,512	81,483,310	3,349,775	(5,429,388)	(59,467)	(15,863,353)	63,480,877	—	—
EQ/International Equity Index Portfolio	2,394,359	25,188,498	1,273,527	(727,621)	(488)	(4,744,021)	20,989,895	—	—
EQ/Janus Enterprise Portfolio	177,163	2,976,134	1,304,837	(80,846)	145	(708,676)	3,491,594	—	—
EQ/MFS International Growth Portfolio	1,708,528	13,931,516	624,182	(404,234)	84	(2,711,675)	11,439,873	—	—
EQ/Small Company Index Portfolio	1,720,763	21,797,998	957,079	(619,825)	412	(5,013,269)	17,122,395	—	—
EQ/Value Equity Portfolio	264,802	5,892,897	249,673	(161,694)	46	(1,103,583)	4,877,339	—	—
Multimanager Aggressive Equity Portfolio*	39,788	3,293,216	166,449	(107,796)	(234)	(982,609)	2,369,026	—	—
Fixed Income
1290 Diversified Bond Fund	257,921	2,410,191	311,508	—	—	(294,664)	2,427,035	46,507	—
1290 VT High Yield Bond Portfolio	525,315	5,127,681	319,674	(341,694)	(9,370)	(658,367)	4,437,924	—	—
EQ/Core Bond Index Portfolio	300,992	2,882,274	358,866	(223,219)	(563)	(199,554)	2,817,804	—	—
EQ/Core Plus Bond Portfolio	1,136,959	4,608,314	412,255	(391,270)	(15,515)	(476,802)	4,136,982	—	—
EQ/Long-Term Bond Portfolio	544,942	4,790,627	657,254	(121,270)	(882)	(1,111,269)	4,214,460	—	—
EQ/PIMCO Ultra Short Bond Portfolio	232,318	2,198,783	204,030	(127,372)	(295)	(39,368)	2,235,778	—	—
EQ/Quality Bond PLUS Portfolio	395,255	3,233,306	348,060	(209,745)	(1,353)	(247,079)	3,123,189	—	—

Total		192,946,112	12,288,933	(9,309,785)	(87,271)	(36,116,923)	159,721,066	46,507	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,427,035	$157,294,031	$—	$159,721,066

Total Assets	$2,427,035	$157,294,031	$—	$159,721,066

Total Liabilities	$—	$—	$—	$—

Total	$2,427,035	$157,294,031	$—	$159,721,066

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,288,933
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,309,785

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,001,877
Aggregate gross unrealized depreciation	(8,185,307)

Net unrealized appreciation	$24,816,570

Federal income tax cost of investments in securities and derivative instruments, if applicable	$134,904,496

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $134,862,386)	$159,721,066
Cash	161,755
Receivable for Portfolio shares sold	33,749
Other assets	1,901

Total assets	159,918,471

LIABILITIES
Payable for securities purchased	115,601
Distribution fees payable – Class B	31,337
Payable for Portfolio shares redeemed	25,776
Administrative fees payable	16,516
Investment management fees payable	13,460
Trustees’ fees payable	124
Accrued expenses	44,629

Total liabilities	247,443

NET ASSETS	$159,671,028

Net assets were comprised of:
Paid in capital	$129,884,239
Total distributable earnings (loss)	29,786,789

Net assets	$159,671,028

Class B
Net asset value, offering and redemption price per share, $148,741,665 / 11,716,756 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.69

Class K
Net asset value, offering and redemption price per share, $10,929,363 / 860,172 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.71

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$46,507
Interest	86

Total income	46,593

EXPENSES
Distribution fees – Class B	203,445
Administrative fees	104,883
Investment management fees	87,525
Custodian fees	44,135
Professional fees	21,940
Printing and mailing expenses	9,910
Trustees’ fees	2,574
Miscellaneous	1,222

Total expenses	475,634

NET INVESTMENT INCOME (LOSS)	(429,041)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(87,271)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(36,116,923)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(36,204,194)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,633,235)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(429,041)	$1,676,027
Net realized gain (loss)	(87,271)	8,949,995
Net change in unrealized appreciation (depreciation)	(36,116,923)	15,514,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,633,235)	26,140,024

Distributions to shareholders:
Class B	—	(7,208,394)
Class K	—	(615,301)

Total distributions to shareholders	—	(7,823,695)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 832,143 and 1,517,514 shares, respectively ]	11,751,778	23,239,640
Capital shares issued in reinvestment of dividends and distributions [ 0 and 468,309 shares, respectively ]	—	7,208,394
Capital shares repurchased [ (533,439) and (768,852) shares, respectively ]	(7,573,861)	(11,781,095)

Total Class B transactions	4,177,917	18,666,939

Class K
Capital shares sold [ 0 and 6,866 shares ]	—	105,607
Capital shares issued in reinvestment of dividends and distributions [ 0 and 39,959 shares, respectively ]	—	615,301
Capital shares repurchased [ (36,355) and (71,307) shares, respectively ]	(526,562)	(1,086,505)

Total Class K transactions	(526,562)	(365,597)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,651,355	18,301,342

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,981,880)	36,617,671
NET ASSETS:
Beginning of period	192,652,908	156,035,237

End of period	$159,671,028	$192,652,908

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$15.64		$14.03		$12.72		$10.69		$11.93		$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.14		0.19		0.16		0.14
Net realized and unrealized gain (loss)	(2.91)		2.13		1.62		2.39		(1.10)		1.85

Total from investment operations	(2.95)		2.27		1.76		2.58		(0.94)		1.99

Less distributions:
Dividends from net investment income	—		(0.29)		(0.19)		(0.19)		(0.18)		(0.16)
Distributions from net realized gains	—		(0.37)		(0.26)		(0.36)		(0.12)		—

Total dividends and distributions	—		(0.66)		(0.45)		(0.55)		(0.30)		(0.16)

Net asset value, end of period	$12.69		$15.64		$14.03		$12.72		$10.69		$11.93

Total return (b)	(18.86)%		16.29%		14.07%		24.32%		(7.97)%		19.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$148,742		$178,632		$143,119		$114,928		$82,506		$82,083
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.56	%(j)	0.59	%(k)	0.60	%(k)	0.59	%(k)	0.58	%(k)
Before waivers (a)(f)	0.56%		0.56%		0.60%		0.62%		0.64%		0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.51)%		0.93%		1.13%		1.56%		1.34%		1.29%
Before waivers (a)(f)(x)	(0.51)%		0.93%		1.11%		1.53%		1.29%		1.22%
Portfolio turnover rate^	5	%(z)	10%		12%		6%		8%		8%

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$15.64		$14.02		$12.71		$10.68		$11.92		$10.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.17		0.14		0.19		0.16		0.16
Net realized and unrealized gain (loss)	(2.91)		2.15		1.65		2.42		(1.07)		1.86

Total from investment operations	(2.93)		2.32		1.79		2.61		(0.91)		2.02

Less distributions:
Dividends from net investment income	—		(0.33)		(0.22)		(0.22)		(0.21)		(0.19)
Distributions from net realized gains	—		(0.37)		(0.26)		(0.36)		(0.12)		—

Total dividends and distributions	—		(0.70)		(0.48)		(0.58)		(0.33)		(0.19)

Net asset value, end of period	$12.71		$15.64		$14.02		$12.71		$10.68		$11.92

Total return (b)	(18.73)%		16.65%		14.33%		24.62%		(7.71)%		20.00%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,929		$14,021		$12,916		$14,413		$13,597		$17,270
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.31	%(j)	0.34	%(k)	0.35	%(k)	0.34	%(k)	0.34	%(k)
Before waivers (a)(f)	0.31%		0.31%		0.35%		0.37%		0.39%		0.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.26)%		1.12%		1.17%		1.56%		1.35%		1.47%
Before waivers (a)(f)(x)	(0.26)%		1.12%		1.15%		1.54%		1.30%		1.40%
Portfolio turnover rate^	5	%(z)	10%		12%		6%		8%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of June 30, 2022
Equity	96.0%
Fixed Income	4.0

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of June 30, 2022
EQ/Equity 500 Index Portfolio	42.8%
EQ/International Equity Index Portfolio	14.0
EQ/Small Company Index Portfolio	12.9
EQ/MFS International Growth Portfolio	9.8
EQ/Emerging Markets Equity PLUS Portfolio	5.9
EQ/Value Equity Portfolio	4.6
Multimanager Aggressive Equity Portfolio	2.9
EQ/American Century Mid Cap Value Portfolio	1.9
1290 VT High Yield Bond Portfolio	1.3
EQ/Janus Enterprise Portfolio	1.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22
Class B
Actual	$1,000.00	$799.60	$2.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.60	3.23
Class K
Actual	1,000.00	801.00	1.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.84	1.97

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2022 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (96.0%)
EQ/American Century Mid Cap Value Portfolio‡	50,414	$1,159,146
EQ/Emerging Markets Equity PLUS Portfolio‡	408,138	3,659,619
EQ/Equity 500 Index Portfolio‡	462,065	26,508,797
EQ/International Equity Index Portfolio‡	988,583	8,666,308
EQ/Janus Enterprise Portfolio‡	40,263	793,514
EQ/MFS International Growth Portfolio‡	905,316	6,061,767
EQ/Small Company Index Portfolio‡	805,087	8,010,992
EQ/Value Equity Portfolio‡	155,681	2,867,454
Multimanager Aggressive Equity Portfolio*‡	29,817	1,775,316

Total Equity		59,502,913

Fixed Income (4.0%)
1290 Diversified Bond Fund‡	25,104	236,229
1290 VT High Yield Bond Portfolio‡	94,991	802,496
EQ/Core Bond Index Portfolio‡	38,992	365,030
EQ/Core Plus Bond Portfolio‡	105,264	383,019
EQ/Long-Term Bond Portfolio‡	60,597	468,641
EQ/PIMCO Ultra Short Bond Portfolio‡	12,565	120,921
EQ/Quality Bond PLUS Portfolio‡	16,416	129,712

Total Fixed Income		2,506,048

Total Investments in Securities (100.0%) (Cost $62,818,151)		62,008,961
Other Assets Less Liabilities (0.0%)†		(13,479)

Net Assets (100%)		$61,995,482

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the six months ended June 30, 2022, were as follows:

Security Description	Shares at June 30, 2022	Market Value December 31, 2021 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2022 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	50,414	848,004	422,653	(14,384)	9	(97,136)	1,159,146	—	—
EQ/Emerging Markets Equity PLUS Portfolio	408,138	3,846,063	560,201	(66,166)	35	(680,514)	3,659,619	—	—
EQ/Equity 500 Index Portfolio	462,065	31,978,982	2,843,242	(1,834,804)	(4,224)	(6,474,399)	26,508,797	—	—
EQ/International Equity Index Portfolio	988,583	9,794,178	958,769	(166,852)	273	(1,920,060)	8,666,308	—	—
EQ/Janus Enterprise Portfolio	40,263	561,658	406,122	(11,507)	11	(162,770)	793,514	—	—
EQ/MFS International Growth Portfolio	905,316	6,905,956	661,219	(115,071)	135	(1,390,472)	6,061,767	—	—
EQ/Small Company Index Portfolio	805,087	9,564,273	876,115	(152,469)	9	(2,276,936)	8,010,992	—	—
EQ/Value Equity Portfolio	155,681	3,253,662	297,549	(51,782)	9	(631,984)	2,867,454	—	—
Multimanager Aggressive Equity Portfolio*	29,817	2,327,216	198,368	(34,521)	(10)	(715,737)	1,775,316	—	—
Fixed Income
1290 Diversified Bond Fund	25,104	261,827	4,724	—	—	(30,322)	236,229	4,725	—
1290 VT High Yield Bond Portfolio	94,991	760,030	169,183	(17,261)	(61)	(109,395)	802,496	—	—
EQ/Core Bond Index Portfolio	38,992	334,410	66,122	(11,507)	4	(23,999)	365,030	—	—
EQ/Core Plus Bond Portfolio	105,264	299,536	125,561	(5,754)	(45)	(36,279)	383,019	—	—
EQ/Long-Term Bond Portfolio	60,597	485,647	109,592	(8,630)	(13)	(117,955)	468,641	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,565	—	122,500	—	—	(1,579)	120,921	—	—
EQ/Quality Bond PLUS Portfolio	16,416	—	135,000	—	—	(5,288)	129,712	—	—

Total		71,221,442	7,956,920	(2,490,708)	(3,868)	(14,674,825)	62,008,961	4,725	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2022:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$236,229	$61,772,732	$—	$62,008,961

Total Assets	$236,229	$61,772,732	$—	$62,008,961

Total Liabilities	$—	$—	$—	$—

Total	$236,229	$61,772,732	$—	$62,008,961

The Portfolio held no derivatives contracts during the six months ended June 30, 2022.

Investment security transactions for the six months ended June 30, 2022 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,956,920
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,490,708

As of June 30, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,011,025
Aggregate gross unrealized depreciation	(4,888,349)

Net unrealized depreciation	$(877,324)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$62,886,285

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $62,818,151)	$62,008,961
Cash	53,085
Receivable for Portfolio shares sold	44,877
Other assets	742

Total assets	62,107,665

LIABILITIES
Payable for securities purchased	46,638
Distribution fees payable – Class B	12,978
Administrative fees payable	6,407
Investment management fees payable	2,752
Payable for Portfolio shares redeemed	1,875
Trustees’ fees payable	45
Accrued expenses	41,488

Total liabilities	112,183

NET ASSETS	$61,995,482

Net assets were comprised of:
Paid in capital	$61,343,854
Total distributable earnings (loss)	651,628

Net assets	$61,995,482

Class B
Net asset value, offering and redemption price per share, $61,642,591 / 4,722,106 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.05

Class K
Net asset value, offering and redemption price per share, $352,891 / 26,987 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.08

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,725
Interest	50

Total income	4,775

EXPENSES
Distribution fees – Class B	82,309
Administrative fees	39,703
Custodian fees	36,200
Investment management fees	33,123
Professional fees	20,157
Printing and mailing expenses	6,781
Trustees’ fees	957
Recoupment fees	211
Miscellaneous	955

Gross expenses	220,396
Less: Waiver from investment manager	(7,880)

Net expenses	212,516

NET INVESTMENT INCOME (LOSS)	(207,741)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(3,868)
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(14,674,825)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,678,693)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,886,434)

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(207,741)	$496,579
Net realized gain (loss)	(3,868)	3,793,035
Net change in unrealized appreciation (depreciation)	(14,674,825)	5,382,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,886,434)	9,672,451

Distributions to shareholders:
Class B	—	(2,109,788)
Class K	—	(15,146)

Total distributions to shareholders	—	(2,124,934)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 573,347 and 1,102,844 shares, respectively ]	8,392,640	17,397,689
Capital shares issued in reinvestment of dividends and distributions [ 0 and 132,046 shares, respectively ]	—	2,109,788
Capital shares repurchased [ (186,743) and (288,076) shares, respectively ]	(2,705,078)	(4,491,118)

Total Class B transactions	5,687,562	15,016,359

Class K
Capital shares sold [ 0 and 1,399 shares ]	—	21,161
Capital shares issued in reinvestment of dividends and distributions [ 0 and 947 shares, respectively ]	—	15,146
Capital shares repurchased [ (1,009) and (16,612) shares, respectively ]	(15,212)	(260,748)

Total Class K transactions	(15,212)	(224,441)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,672,350	14,791,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,214,084)	22,339,435
NET ASSETS:
Beginning of period	71,209,566	48,870,131

End of period	$61,995,482	$71,209,566

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class B	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$16.32		$14.24		$12.63		$10.10		$11.25		$9.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.05)		0.13		0.14		0.20		0.18		0.17
Net realized and unrealized gain (loss)	(3.22)		2.46		1.73		2.50		(1.16)		1.87

Total from investment operations	(3.27)		2.59		1.87		2.70		(0.98)		2.04

Less distributions:
Dividends from net investment income	—		(0.32)		(0.19)		(0.17)		(0.17)		(0.15)
Distributions from net realized gains	—		(0.19)		(0.07)		—		—		—

Total dividends and distributions	—		(0.51)		(0.26)		(0.17)		(0.17)		(0.15)

Net asset value, end of period	$13.05		$16.32		$14.24		$12.63		$10.10		$11.25

Total return (b)	(20.04)%		18.30%		14.89%		26.75%		(8.74)%		21.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,643		$70,752		$248,268		$30,814		$15,557		$9,334
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64	%(j)	0.66	%(k)(o)	0.59	%(j)	0.59	%(j)	0.58	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	0.67%		0.68%		0.82%		0.88%		1.06%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.63)%		0.82%		1.15%		1.68%		1.57%		1.64%
Before waivers and reimbursements (a)(f)(x)	(0.65)%		0.80%		0.92%		1.39%		1.10%		0.79%
Portfolio turnover rate^	4	%(z)	6%		8%		28%		4%		5%

Class K	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31,
			2021		2020		2019		2018		2017
Net asset value, beginning of period	$16.33		$14.25		$12.63		$10.10		$11.26		$9.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.12		(0.01)		0.16		0.15
Net realized and unrealized gain (loss)	(3.22)		2.51		1.79		2.74		(1.13)		1.92

Total from investment operations	(3.25)		2.63		1.91		2.73		(0.97)		2.07

Less distributions:
Dividends from net investment income	—		(0.36)		(0.22)		(0.20)		(0.19)		(0.17)
Distributions from net realized gains	—		(0.19)		(0.07)		—		—		—

Total dividends and distributions	—		(0.55)		(0.29)		(0.20)		(0.19)		(0.17)

Net asset value, end of period	$13.08		$16.33		$14.25		$12.63		$10.10		$11.26

Total return (b)	(19.90)%		18.57%		15.21%		27.03%		(8.57)%		22.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$353		$457		$602		$852		$6,515		$7,111
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.39	%(j)	0.41	%(k)(o)	0.34	%(j)	0.34	%(j)	0.33	%(j)	0.32	%(j)
Before waivers and reimbursements (a)(f)	0.42%		0.44%		0.58%		0.63%		0.80%		1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.38)%		0.75%		0.99%		(0.07)%		1.36%		1.45%
Before waivers and reimbursements (a)(f)(x)	(0.40)%		0.72%		0.75%		(0.37)%		0.89%		0.62%
Portfolio turnover rate^	4	%(z)	6%		8%		28%		4%		5%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% for Class B and 0.02% for class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Unaudited)

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM. Each of the above referenced Portfolios are fund-of-funds. The underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub- Adviser”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub- Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers US Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation. Effective January 1, 2022, AXA Investment Managers, Inc. was renamed AXA Investment Managers US Inc.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

where available. The pricing service may utilize data received from active market makers and broker- dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

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Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

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Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2021, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All

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distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (Target 2055 Allocation) and conversion transactions (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation). In addition, short- term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2021 and December 31, 2020 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2021 are presented in the following table:

	Year Ended December 31, 2021		As of December 31, 2021		Year Ended December 31, 2020
Portfolios:	Distributed Ordinary Income	Distributed Long-Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gains	Distributed Ordinary Income	Distributed Long-Term Gains
EQ/Conservative Allocation	$17,115,388	$36,752,202	$117,017	$29,445,617	$23,357,995	$22,668,446
EQ/Conservative-Plus Allocation	29,910,686	61,532,969	910,912	57,430,108	28,946,928	52,558,309
EQ/Moderate Allocation	231,626,540	386,627,581	3,994,032	403,082,006	178,322,642	329,191,713
EQ/Moderate-Plus Allocation	394,959,988	599,855,901	2,866,394	672,079,411	232,291,674	569,767,716
EQ/Aggressive Allocation	179,905,260	264,997,348	513,903	357,172,045	88,597,964	227,808,739
EQ/Core Plus Bond	16,753,023	2,407,190	47,040	840,148	7,044,912	3,839,069
Target 2015 Allocation	840,997	3,908,391	—	1,322,388	1,103,901	2,102,737
Target 2025 Allocation	3,721,135	11,610,109	19,509	5,587,780	3,384,561	6,515,730
Target 2035 Allocation	4,196,212	5,962,823	70,770	5,932,158	2,913,154	3,767,124
Target 2045 Allocation	3,597,864	4,225,831	9,670	5,472,415	2,112,739	2,776,281
Target 2055 Allocation	1,322,705	802,229	—	2,378,500	620,740	231,843

There was no Return of Capital for 2020 or 2021.

The following Portfolios utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Portfolios:	Short-Term	Long-Term	Short-Term	Long-Term
EQ/Core Plus Bond	$88,592	$105,471	$289,139	$344,225
Target 2055 Allocation	506,454	—	637,938	—

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

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Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or board of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the six months ended June 30, 2022, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

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The EQ/Core Plus Bond Portfolio may use interest rate swaps which involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

The EQ/Core Plus Bond Portfolio may use inflation-linked swaps to provide inflation protection within it’s portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In

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limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives effective August 19, 2022. Among other changes, the Derivatives Rule will require a Portfolio to trade derivatives and certain other instruments that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Portfolio qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the adoption of Rule 18f-4, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Portfolios’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Portfolios remains uncertain. The Portfolios intend to comply with Rule 18f-4 on or before August 19, 2022.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities

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held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, it is expected that the U.S. and many foreign governments and monetary authorities will raise interest rates and implement other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings was discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

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Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and

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competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely affect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the six months ended June 30, 2022, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%	0.0825%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub- Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended June 30, 2022, the three trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $37,842 reimbursed by the Trust.

Note 3	Administrative Fees

Pursuant to an administrative services agreement, the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. The asset-based administration fee is equal to an annual rate of 0.140% on the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; 0.0775% on the next $20 billion; 0.0750% on the next $20 billion; 0.0725% thereafter.

Pursuant to a sub-administration arrangement with the Administrator, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Note 6	Expense Limitation

In the interest of limiting through April 30, 2023 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, the Adviser and the Administrator have entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Adviser has agreed to make payments or waive management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
EQ/Core Plus Bond	0.95	0.95	0.70
Target 2015 Allocation	N/A	1.10	0.85
Target 2025 Allocation	N/A	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser. During the six months ended June 30, 2022, the following Portfolio incurred Recoupment Fees:

Portfolios:	Recoupment Fees
Target 2055	$211

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

EIM voluntarily agreed to forgo recoupment of fees waived or expenses assumed prior to June 30, 2020 for each Portfolio. At June 30, 2022, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2023	2024	2025	Total Eligible For Recoupment
EQ/Conservative Allocation	$294,979	$282,557	$133,016	$710,552
EQ/Core Plus Bond	282,288	454,052	277,527	1,013,867
Target 2015 Allocation	55,324	94,567	54,977	204,868
Target 2025 Allocation	—	—	949	949
Target 2055 Allocation	36,282	18,386	7,880	62,548

Note 7	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2022.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 Diversified Bond Fund	4.03%	3.42%	17.39%	12.53%	1.71%
1290 VT DoubleLine Opportunistic Bond Portfolio	9.15	7.61	38.52	28.29	3.92
1290 VT Equity Income Portfolio	0.89	1.97	14.65	26.71	14.11
1290 VT GAMCO Small Company Value Portfolio	0.04	0.16	1.89	4.07	2.34
1290 VT High Yield Bond Portfolio	5.92	5.07	25.41	18.12	2.50
1290 VT Micro Cap Portfolio	1.27	2.96	24.95	45.40	20.34
1290 VT Small Cap Value Portfolio	—	1.37	12.35	21.69	9.46
ATM Large Cap Managed Volatility Portfolio	2.00	3.75	25.60	43.91	24.73
ATM Mid Cap Managed Volatility Portfolio	5.59	8.52	32.39	35.70	17.80
ATM Small Cap Managed Volatility Portfolio	0.56	2.53	23.91	49.09	23.91
ATM International Managed Volatility Portfolio	0.98	2.92	27.56	44.72	23.82
EQ/AB Small Cap Growth Portfolio	0.22	0.73	7.24	13.88	5.59
EQ/American Century Mid Cap Value Portfolio	0.60	0.80	4.08	4.26	2.12
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1.42	2.52	16.36	26.52	16.00
EQ/Core Bond Index Portfolio	2.56	1.88	8.99	6.21	0.74
EQ/Franklin Small Cap Value Managed Volatility Portfolio	—	1.18	13.30	28.11	14.84
EQ/Global Equity Managed Volatility Portfolio	0.27	0.81	7.66	12.76	7.28
EQ/Intermediate Government Bond Portfolio	2.81	2.16	10.23	7.12	0.85
EQ/International Core Managed Volatility Portfolio	0.25	0.75	7.03	11.45	5.57
EQ/International Equity Index Portfolio	0.04	0.10	0.46	0.46	0.45

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
EQ/International Value Managed Volatility Portfolio	0.44%	1.32%	12.93%	19.36%	9.50%
EQ/Janus Enterprise Portfolio	0.48	0.91	2.96	3.19	1.26
EQ/JPMorgan Value Opportunities Portfolio	0.54	1.15	7.99	14.57	7.89
EQ/Large Cap Core Managed Volatility Portfolio	0.65	1.21	7.54	14.00	7.71
EQ/Large Cap Growth Index Portfolio	0.09	0.09	0.40	0.45	0.28
EQ/Large Cap Value Managed Volatility Portfolio	0.17	0.38	2.79	5.30	2.73
EQ/Long-Term Bond Portfolio	2.76	3.19	19.00	16.10	2.24
EQ/Loomis Sayles Growth Portfolio	0.92	1.50	10.22	16.93	8.65
EQ/MFS International Growth Portfolio	0.46	1.42	13.99	23.13	12.83
EQ/Morgan Stanley Small Cap Growth Portfolio	0.55	1.81	17.42	32.59	14.05
EQ/PIMCO Ultra Short Bond Portfolio	9.02	6.91	32.70	24.04	3.25
EQ/Quality Bond PLUS Portfolio	3.28	2.84	14.31	10.13	1.28
EQ/T. Rowe Price Growth Stock Portfolio	0.21	0.38	2.55	3.88	1.67
EQ/Value Equity Portfolio	0.29	0.66	4.94	9.28	5.17
Multimanager Core Bond Portfolio	6.97	5.86	29.76	22.18	2.80
EQ/Core Plus Bond Portfolio	6.21	5.43	26.72	16.65	2.19

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 Diversified Bond Fund	0.52%	1.28%	0.81%	0.38%	0.04%
1290 VT High Yield Bond Portfolio	1.56	4.51	3.84	2.18	0.39
EQ/American Century Mid Cap Value Portfolio	0.19	0.88	0.64	0.71	0.21
EQ/Core Bond Index Portfolio	0.06	0.14	0.10	0.05	0.01
EQ/Emerging Markets Equity PLUS Portfolio	1.30	8.08	12.29	11.82	5.02
EQ/Equity 500 Index Portfolio	0.06	0.49	0.86	0.89	0.37
EQ/International Equity Index Portfolio	0.13	0.99	1.53	1.54	0.64
EQ/Janus Enterprise Portfolio	0.11	0.43	0.40	0.28	0.06
EQ/Long-Term Bond Portfolio	0.11	0.36	0.31	0.17	0.02
EQ/MFS International Growth Portfolio	0.09	0.70	1.15	1.11	0.59
EQ/PIMCO Ultra Short Bond Portfolio	0.25	0.66	0.49	0.27	0.01
EQ/Quality Bond PLUS Portfolio	0.26	0.58	0.45	0.24	0.01
EQ/Small Company Index Portfolio	0.05	0.73	1.42	1.47	0.69
EQ/Value Equity Portfolio	0.05	0.20	0.31	0.34	0.20
Multimanager Aggressive Equity Portfolio	0.05	0.18	0.18	0.19	0.14
EQ/Core Plus Bond Portfolio	0.71	1.73	1.22	0.62	0.06

Shares of the EQ/Core Plus Bond Portfolio may be held as an underlying investment by the EQ/All Asset Growth Allocation Portfolio, a series of EQAT. The following table represents the percentage of ownership in net assets of the EQ/Core Plus Bond Portfolio held by the EQ/All Asset Growth Allocation Portfolio as of June 30, 2022.

Portfolio:	EQ/All Asset Growth Allocation
EQ/Core Plus Bond	3.40%

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2022 (Unaudited)

Note 8	Reorganization

The following transactions occurred during 2021:

After the close of business on June 18, 2021, EQ/Core Plus Bond Portfolio, acquired the net assets of the EQ/Global Bond PLUS Portfolio, a series of the EQ Advisors Trust, pursuant to an Agreement and a Plan of Reorganization and Termination as approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Core Plus Bond Portfolio issuing 2,658,406 Class A shares, 15,733,478 Class B shares, and 47,375,328 Class K shares (valued at $11,241,140, $66,292,858, and $201,256,736, respectively) in exchange for 1,221,838 Class IA shares, 7,222,300 Class IB shares, and 21,701,937 Class K shares, respectively, of EQ/Global Bond PLUS Portfolio. The securities held by EQ/Global Bond PLUS Portfolio, with a fair value of $96,470,737 and identified cost of $93,969,675, and cash in the amount of $182,319,997, at June 18, 2021, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Plus Bond Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Global Bond PLUS Portfolio was carried forward to align ongoing reporting of EQ/Core Plus Bond Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Global Bond PLUS Portfolio’s net assets at the merger date of $278,790,734, including $2,501,062 of unrealized appreciation, $(2,649,370) of undistributed net investment loss and $349,756 of undistributed net realized loss on investments, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $11,132,115 and net realized and unrealized loss of $(22,202,927) resulting in a decrease in net assets from operations of $(11,070,812). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Global Bond PLUS Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $479,253,868. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $758,044,602.

Note 9	COVID-19 Impact

The coronavirus (COVID-19) pandemic and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. Global financial markets have experienced, and may continue to experience, significant volatility and severe losses, and the pandemic has resulted in an economic slowdown, which may continue for an extended period of time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality, and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Public health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks and disrupt market conditions and operations. The ongoing impact of the COVID-19 pandemic on the financial performance of the Trust’s investments cannot be predicted and could have a materially adverse effect on the Trust’s investments.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2022 (Unaudited)

Note 10	Subsequent Events

The Adviser evaluated subsequent events from June 30, 2022, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

At a meeting held on July 12-13, 2022, the Board approved new investment advisory fees for certain Portfolios as set forth below, effective October 1, 2022:

	(as a percentage of average daily net assets)
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0825	0.0800

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of a substantial majority of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders filed under Item 1(a) of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2022

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
August 31, 2022